UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                          44144

(Address of principal executive offices)                                           (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

December 31, 2021

Semi Annual Report

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Small Cap Growth Fund

Victory Trivalent International Fund - Core Equity

Victory Trivalent International Small-Cap Fund

Victory INCORE Total Return Bond Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

TABLE OF CONTENTS

Investment Objective & Portfolio Holdings (Unaudited)	4
Schedules of Portfolio Investments
Victory Integrity Discovery Fund	15
Victory Integrity Mid-Cap Value Fund	19
Victory Integrity Small-Cap Value Fund	23
Victory Integrity Small/Mid-Cap Value Fund	27
Victory Munder Multi-Cap Fund	31
Victory S&P 500 Index Fund	34
Victory Munder Mid-Cap Core Growth Fund	46
Victory Munder Small Cap Growth Fund	49
Victory Trivalent International Fund - Core Equity	54
Victory Trivalent International Small-Cap Fund	66
Victory INCORE Total Return Bond Fund	77
Financial Statements
Statements of Assets and Liabilities	87
Statements of Operations	95
Statements of Changes in Net Assets	99
Financial Highlights	112
Notes to Financial Statements	148
Supplemental Information (Unaudited)	166
Proxy Voting and Portfolio Holdings Information	166
Expense Examples	166
Advisory Contract Approval	169
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
800-235-8396 for Member Class

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory Integrity Discovery Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Northern Oil and Gas, Inc.	1.3%
Harmonic, Inc.	1.2%
Earthstone Energy, Inc., Class A	1.2%
City Office REIT, Inc.	1.1%
ConnectOne Bancorp, Inc.	1.1%
Dime Community Bancshares, Inc.	1.1%
AngioDynamics, Inc.	1.1%
Premier Financial Corp.	1.1%
QCR Holdings, Inc.	1.1%
The Marcus Corp.	1.0%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Devon Energy Corp.	1.4%
McKesson Corp.	1.4%
Arthur J. Gallagher & Co.	1.3%
Pioneer Natural Resources Co.	1.2%
Fifth Third Bancorp	1.2%
Duke Realty Corp.	1.2%
Laboratory Corp. of America Holdings	1.2%
Martin Marietta Materials, Inc.	1.2%
Diamondback Energy, Inc.	1.1%
Essex Property Trust, Inc.	1.1%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Integrity Small-Cap Value Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

STAG Industrial, Inc.	1.3%
SouthState Corp.	1.1%
Hancock Whitney Corp.	1.1%
Synovus Financial Corp.	1.1%
Avient Corp.	1.1%
Whiting Petroleum Corp.	1.1%
PacWest Bancorp	1.1%
LXP Industrial Trust	1.1%
Chesapeake Energy Corp.	1.1%
PDC Energy, Inc.	1.0%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Hancock Whitney Corp.	1.2%
Olin Corp.	1.1%
Alcoa Corp.	1.1%
PacWest Bancorp	1.1%
Synovus Financial Corp.	1.1%
VICI Properties, Inc.	1.0%
Apartment Income REIT Corp.	1.0%
Builders FirstSource, Inc.	1.0%
The Mosaic Co.	1.0%
Devon Energy Corp.	1.0%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Munder Multi-Cap Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Apple, Inc.	6.4%
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.9%
NVIDIA Corp.	2.1%
PepsiCo, Inc.	2.0%
Broadcom, Inc.	1.9%
Builders FirstSource, Inc.	1.9%
Meta Platforms, Inc., Class A	1.9%
Chevron Corp.	1.9%
AbbVie, Inc.	1.8%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory S&P 500 Index Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide performance and income that is comparable to the S&P 500® Index.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Apple, Inc.	6.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.1%
Tesla, Inc.	2.1%
Alphabet, Inc., Class C	2.0%
Meta Platforms, Inc., Class A	2.0%
NVIDIA Corp.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

EPAM Systems, Inc.	2.4%
Advanced Micro Devices, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
Synopsys, Inc.	1.9%
D.R. Horton, Inc.	1.8%
AutoZone, Inc.	1.8%
Simon Property Group, Inc.	1.7%
IQVIA Holdings, Inc.	1.7%
KLA Corp.	1.7%
MSCI, Inc.	1.6%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Munder Small Cap Growth Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

ON Semiconductor Corp.	2.2%
Coastal Financial Corp.	2.0%
Skyline Champion Corp.	2.0%
Napco Security Technologies, Inc.	1.9%
Magnolia Oil & Gas Corp., Class A	1.9%
Customers Bancorp, Inc.	1.5%
Summit Materials, Inc., Class A	1.5%
Group 1 Automotive, Inc.	1.5%
Avaya Holdings Corp.	1.5%
Bicycle Therapeutics PLC	1.5%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Trivalent International Fund - Core Equity	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term growth of capital.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Sony Group Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Roche Holding AG	1.4%
Toyota Motor Corp.	1.3%
Nestle SA, Registered Shares	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Novo Nordisk A/S, Class B	1.2%
LG Innotek Co. Ltd.	1.1%
Tencent Holdings Ltd.	1.1%
Stellantis NV	1.0%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Trivalent International Small-Cap Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term growth of capital.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Shinko Electric Industries Co. Ltd.	1.5%
Future PLC	1.1%
Inmode Ltd.	1.1%
Osstem Implant Co. Ltd.	1.1%
AfreecaTV Co. Ltd.	1.0%
BayCurrent Consulting, Inc.	1.0%
SOITEC	0.9%
Internet Initiative Japan, Inc.	0.9%
Valmet Oyj	0.9%
Charter Hall Group	0.9%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Total Return Bond Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income. Its secondary objective is capital appreciation.

Asset Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Banks (21.5%):
Atlantic Capital Bancshares, Inc. (a)	22,300	$642
Business First Bancshares, Inc.	18,900	535
Central Pacific Financial Corp.	25,400	715
Civista Bancshares, Inc.	24,900	608
ConnectOne Bancorp, Inc.	30,500	998
Dime Community Bancshares, Inc.	27,600	970
Financial Institutions, Inc.	22,660	721
First Bank	19,400	281
First Foundation, Inc.	29,000	721
First Internet Bancorp	16,600	781
First Mid Bancshares, Inc.	18,250	781
German American Bancorp, Inc.	16,400	639
HarborOne Bancorp, Inc.	45,000	668
Heritage Commerce Corp. (b)	69,500	830
Heritage Financial Corp.	19,500	477
Hometrust Bancshares, Inc.	24,800	768
Independent Bank Corp.	31,800	759
Mercantile Bank Corp.	21,500	753
Origin Bancorp, Inc.	20,900	897
Peoples Bancorp, Inc.	26,600	846
Primis Financial Corp.	37,200	559
QCR Holdings, Inc.	17,100	958
SmartFinancial, Inc.	24,900	681
The First Bancshares, Inc.	19,100	738
Third Coast Bancshares, Inc. (a)	23,450	609
Univest Financial Corp.	27,700	829
Washington Trust Bancorp, Inc.	14,300	806
		19,570
Capital Markets (1.6%):
Cowen, Inc., Class A	20,800	751
Diamond Hill Investment Group, Inc.	3,775	733
		1,484
Communication Services (3.9%):
Clear Channel Outdoor Holdings, Inc. (a)	280,500	928
Emerald Holding, Inc. (a)	106,000	421
Entercom Communications Corp. (a)	201,765	519
The EW Scripps Co., Class A (a)	38,900	753
The Marcus Corp. (a) (b)	53,500	955
		3,576
Consumer Discretionary (11.8%):
Chico's FAS, Inc. (a)	119,000	640
Chuy's Holdings, Inc. (a) (b)	20,466	616
Designer Brands, Inc., Class A (a) (b)	32,915	468
Funko, Inc., Class A (a)	34,500	649
Genesco, Inc. (a)	14,850	953
Lindblad Expeditions Holdings, Inc. (a)	43,350	676

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
M/I Homes, Inc. (a)	7,330	$456
Malibu Boats, Inc., Class A (a)	7,400	509
Modine Manufacturing Co. (a)	58,800	593
Motorcar Parts of America, Inc. (a)	35,000	597
OneWater Marine, Inc.	10,300	628
Potbelly Corp. (a)	104,000	580
Red Robin Gourmet Burgers, Inc. (a) (b)	34,114	564
Ruth's Hospitality Group, Inc. (a)	34,500	687
The Aaron's Co., Inc.	17,000	419
Universal Electronics, Inc. (a)	10,250	418
Universal Technical Institute, Inc. (a)	72,500	567
Zumiez, Inc. (a)	14,200	681
		10,701
Consumer Finance (0.9%):
EZCORP, Inc., Class A (a) (b)	107,500	792
Energy (6.8%):
Berry Corp.	55,499	467
CONSOL Energy, Inc. (a)	32,000	727
Earthstone Energy, Inc., Class A (a)	98,771	1,081
International Seaways, Inc.	25,061	368
Matrix Service Co. (a)	39,200	295
Northern Oil and Gas, Inc.	57,800	1,190
ProPetro Holding Corp. (a)	70,800	573
Solaris Oilfield Infrastructure, Inc., Class A	87,225	571
Talos Energy, Inc. (a)	54,307	532
Tidewater, Inc. (a)	41,600	446
		6,250
Health Care (6.3%):
AngioDynamics, Inc. (a)	35,000	965
Brookdale Senior Living, Inc. (a)	113,667	587
Collegium Pharmaceutical, Inc. (a)	21,200	396
Community Health Systems, Inc. (a)	47,600	634
Hanger, Inc. (a)	24,000	435
HealthStream, Inc. (a)	20,941	552
Natus Medical, Inc. (a)	25,989	617
Orthofix Medical, Inc. (a) (b)	21,000	653
RadNet, Inc. (a)	13,898	418
Vanda Pharmaceuticals, Inc. (a)	32,600	511
		5,768
Industrials (15.9%):
CIRCOR International, Inc. (a) (b)	19,900	541
Columbus McKinnon Corp.	18,200	842
Covenant Logistics Group, Inc., Class A (a)	28,650	757
CRA International, Inc.	4,900	458
Ducommun, Inc. (a)	15,100	706
DXP Enterprises, Inc. (a)	22,850	587
Eagle Bulk Shipping, Inc. (b)	13,450	612
Great Lakes Dredge & Dock Corp. (a)	49,000	770

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hawaiian Holdings, Inc. (a)	20,800	$382
Heritage-Crystal Clean, Inc. (a)	23,700	759
Interface, Inc.	46,800	746
Kelly Services, Inc., Class A	31,500	528
Kimball International, Inc., Class B	56,000	573
NN, Inc. (a)	93,000	381
Park Aerospace Corp.	36,800	486
Park-Ohio Holdings Corp.	18,800	398
SP Plus Corp. (a)	22,000	621
The Shyft Group, Inc.	11,400	560
Titan Machinery, Inc. (a)	28,100	947
Triumph Group, Inc. (a)	46,900	869
TrueBlue, Inc. (a)	21,276	589
VSE Corp.	12,000	731
Willdan Group, Inc. (a) (b)	17,481	615
		14,458
Information Technology (13.5%):
American Software, Inc., Class A	24,000	628
Asure Software, Inc. (a)	71,600	561
Benchmark Electronics, Inc.	20,400	553
Comtech Telecommunications Corp.	32,900	779
CTS Corp.	24,500	900
Diebold Nixdorf, Inc. (a)	49,211	445
Digi International, Inc. (a)	33,850	832
EMCORE Corp. (a)	66,996	468
Extreme Networks, Inc. (a)	42,572	668
Harmonic, Inc. (a)	92,500	1,088
I3 Verticals, Inc., Class A (a)	18,800	428
Ichor Holdings Ltd. (a)	12,800	589
Impinj, Inc. (a)	10,013	888
Kimball Electronics, Inc. (a)	38,100	829
Lantronix, Inc. (a)	70,790	554
PDF Solutions, Inc. (a)	27,100	862
Veeco Instruments, Inc. (a)	21,350	608
Vishay Precision Group, Inc. (a)	17,700	657
		12,337
Insurance (0.9%):
HCI Group, Inc. (b)	4,800	401
Heritage Insurance Holdings, Inc.	69,000	406
		807
Materials (3.7%):
Haynes International, Inc.	18,500	746
Koppers Holdings, Inc. (a)	22,200	695
Schnitzer Steel Industries, Inc.	13,600	706
SunCoke Energy, Inc.	111,900	737
Verso Corp., Class A (b)	17,200	465
		3,349

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mortgage Real Estate Investment Trusts (1.0%):
Dynex Capital, Inc. (b)	36,400	$608
Western Asset Mortgage Capital Corp. (b)	143,000	302
		910
Real Estate (6.8%):
CatchMark Timber Trust, Inc., Class A	49,400	430
Cedar Realty Trust, Inc.	24,500	615
City Office REIT, Inc.	51,030	1,006
Global Medical REIT, Inc.	43,300	769
NETSTREIT Corp.	25,300	580
NexPoint Residential Trust, Inc.	9,450	792
Plymouth Industrial REIT, Inc.	26,100	835
UMH Properties, Inc.	9,881	270
Urstadt Biddle Properties, Inc., Class A	41,000	873
		6,170
Thrifts & Mortgage Finance (3.2%):
Bridgewater Bancshares, Inc. (a)	30,500	540
HomeStreet, Inc.	15,000	780
PCSB Financial Corp.	31,400	598
Premier Financial Corp.	31,200	964
		2,882
Total Common Stocks (Cost $68,828)		89,054
Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	98,121	98
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	1,927,111	1,927
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	48,967	49
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	390,450	390
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	1,755,539	1,756
Total Collateral for Securities Loaned (Cost $4,220)		4,220
Total Investments (Cost $73,048) — 102.4%		93,274
Liabilities in excess of other assets — (2.4)%		(2,150)
NET ASSETS — 100.00%		$91,124

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (3.2%):
Cinemark Holdings, Inc. (a)	84,577	$1,364
Lions Gate Entertainment Corp., Class B (a)	113,252	1,743
Nexstar Media Group, Inc., Class A	15,830	2,390
Twitter, Inc. (a)	29,600	1,279
ViacomCBS, Inc., Class B	30,313	915
Zynga, Inc., Class A (a)	212,074	1,357
		9,048
Consumer Discretionary (11.8%):
Advance Auto Parts, Inc.	9,058	2,173
Aptiv PLC (a)	11,618	1,916
Aramark	58,460	2,154
Bath & Body Works, Inc.	24,168	1,687
BorgWarner, Inc.	50,935	2,296
Brunswick Corp.	21,200	2,136
Caesars Entertainment, Inc. (a)	19,388	1,813
Capri Holdings Ltd. (a)	29,586	1,920
D.R. Horton, Inc.	15,835	1,717
Hilton Worldwide Holdings, Inc. (a)	11,051	1,724
Newell Brands, Inc.	63,526	1,387
Norwegian Cruise Line Holdings Ltd. (a) (b)	81,263	1,685
Penske Automotive Group, Inc.	16,342	1,752
Ralph Lauren Corp.	20,390	2,424
The Gap, Inc.	87,700	1,548
Travel + Leisure Co.	39,003	2,156
Yum! Brands, Inc.	17,766	2,467
		32,955
Consumer Staples (4.6%):
Archer-Daniels-Midland Co.	29,770	2,012
Coty, Inc., Class A (a)	229,787	2,413
Darling Ingredients, Inc. (a)	27,651	1,916
Molson Coors Beverage Co., Class B	45,780	2,122
Performance Food Group Co. (a)	37,600	1,725
Tyson Foods, Inc., Class A	30,600	2,667
		12,855
Energy (5.6%):
Devon Energy Corp.	90,700	3,995
Diamondback Energy, Inc.	29,730	3,206
Halliburton Co.	111,930	2,560
Hess Corp.	33,942	2,513
Pioneer Natural Resources Co.	18,830	3,425
		15,699
Financials (15.5%):
American Financial Group, Inc.	19,360	2,658
Arthur J. Gallagher & Co.	21,560	3,658
Artisan Partners Asset Management, Inc., Class A	41,930	1,998

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Assurant, Inc.	12,540	$1,954
Cincinnati Financial Corp.	18,975	2,162
Comerica, Inc.	29,192	2,540
Fifth Third Bancorp	76,360	3,325
Huntington Bancshares, Inc.	196,000	3,022
Invesco Ltd.	90,692	2,088
Lincoln National Corp.	31,666	2,162
LPL Financial Holdings, Inc.	17,840	2,856
M&T Bank Corp.	19,808	3,042
Northern Trust Corp.	23,300	2,787
Regions Financial Corp.	97,344	2,122
Reinsurance Group of America, Inc.	21,129	2,313
State Street Corp.	23,694	2,204
The Hartford Financial Services Group, Inc.	34,470	2,380
		43,271
Health Care (8.2%):
Centene Corp. (a)	15,986	1,317
Elanco Animal Health, Inc. (a)	51,358	1,458
Encompass Health Corp.	30,360	1,981
Jazz Pharmaceuticals PLC (a)	12,083	1,540
Laboratory Corp. of America Holdings (a)	10,395	3,266
McKesson Corp.	15,250	3,791
Organon & Co.	51,659	1,573
Perrigo Co. PLC	45,587	1,773
STERIS PLC	7,621	1,855
Viatris, Inc.	175,835	2,379
Zimmer Biomet Holdings, Inc.	16,122	2,048
		22,981
Industrials (16.7%):
AGCO Corp.	13,256	1,538
Booz Allen Hamilton Holding Corp.	21,148	1,793
Builders FirstSource, Inc. (a)	28,223	2,419
Carlisle Cos., Inc.	10,331	2,563
Crane Co.	19,571	1,991
Howmet Aerospace, Inc.	61,000	1,942
ITT, Inc.	19,080	1,950
J.B. Hunt Transport Services, Inc.	9,471	1,936
Knight-Swift Transportation Holdings, Inc.	39,931	2,433
ManpowerGroup, Inc.	19,393	1,887
Old Dominion Freight Line, Inc.	6,217	2,228
Oshkosh Corp.	15,839	1,785
Otis Worldwide Corp.	32,280	2,811
Parker-Hannifin Corp.	8,039	2,557
Quanta Services, Inc.	17,949	2,058
Regal Rexnord Corp.	10,857	1,848
Republic Services, Inc.	17,329	2,417
Southwest Airlines Co. (a)	45,524	1,950
Spirit AeroSystems Holdings, Inc., Class A	43,699	1,883
Textron, Inc.	27,019	2,086

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	11,230	$2,269
Westinghouse Air Brake Technologies Corp.	26,017	2,396
		46,740
Information Technology (11.2%):
Ciena Corp. (a)	24,969	1,922
Citrix Systems, Inc.	13,659	1,292
DXC Technology Co. (a)	57,906	1,864
Flex Ltd. (a)	128,164	2,349
Hewlett Packard Enterprise Co.	138,248	2,180
Jabil, Inc.	29,623	2,084
Juniper Networks, Inc.	66,801	2,386
Marvell Technology, Inc.	30,000	2,625
MKS Instruments, Inc.	9,757	1,699
Motorola Solutions, Inc.	9,768	2,654
NCR Corp. (a)	49,146	1,976
ON Semiconductor Corp. (a)	33,510	2,276
Teledyne Technologies, Inc. (a)	3,796	1,658
Verint Systems, Inc. (a)	35,546	1,867
Western Digital Corp. (a)	36,683	2,392
		31,224
Materials (7.4%):
Alcoa Corp.	38,408	2,288
CF Industries Holdings, Inc.	38,633	2,734
Cleveland-Cliffs, Inc. (a) (b)	128,800	2,804
Crown Holdings, Inc.	19,461	2,153
Martin Marietta Materials, Inc.	7,310	3,220
Olin Corp.	39,489	2,271
The Mosaic Co.	72,400	2,845
Westlake Chemical Corp.	22,522	2,188
		20,503
Real Estate (8.2%):
Apartment Income REIT Corp.	52,650	2,878
Duke Realty Corp.	50,620	3,323
Essex Property Trust, Inc.	8,890	3,131
Host Hotels & Resorts, Inc. (a)	123,269	2,144
Medical Properties Trust, Inc.	112,141	2,650
Realty Income Corp.	26,834	1,921
VICI Properties, Inc. (b)	78,677	2,369
Welltower, Inc.	29,557	2,535
Weyerhaeuser Co.	47,083	1,939
		22,890
Utilities (6.6%):
CenterPoint Energy, Inc.	90,169	2,517
DTE Energy Co.	18,572	2,220
Evergy, Inc.	36,353	2,494
PPL Corp.	70,346	2,115
Spire, Inc.	33,053	2,156
UGI Corp.	36,325	1,668

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vistra Corp.	116,754	$2,658
Xcel Energy, Inc.	36,875	2,496
		18,324
Total Common Stocks (Cost $216,717)		276,490
Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	108,500	109
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	2,130,005	2,130
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	54,123	54
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	431,558	432
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	1,940,368	1,940
Total Collateral for Securities Loaned (Cost $4,665)		4,665
Total Investments (Cost $221,382) — 100.7%		281,155
Liabilities in excess of other assets — (0.7)%		(1,998)
NET ASSETS — 100.00%		$279,157

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (2.8%):
Cinemark Holdings, Inc. (a) (b)	731,400	$11,790
Gray Television, Inc.	607,400	12,245
Lions Gate Entertainment Corp., Class B (a)	820,600	12,629
TEGNA, Inc.	497,000	9,224
The Marcus Corp. (a) (b)	437,500	7,814
		53,702
Consumer Discretionary (10.6%):
Abercrombie & Fitch Co. (a)	318,300	11,086
American Axle & Manufacturing Holdings, Inc. (a)	980,000	9,143
Asbury Automotive Group, Inc. (a)	57,000	9,846
Bloomin' Brands, Inc. (a)	619,000	12,987
Brinker International, Inc. (a)	245,000	8,965
Brunswick Corp.	108,500	10,929
Century Communities, Inc.	205,000	16,767
Dana, Inc.	446,500	10,189
Dave & Buster's Entertainment, Inc. (a)	346,900	13,321
Guess?, Inc. (b)	489,000	11,579
Macy's, Inc.	689,300	18,046
Marriott Vacations Worldwide Corp.	87,700	14,820
Steven Madden Ltd.	335,000	15,567
Victoria's Secret & Co. (a)	203,000	11,275
Visteon Corp. (a)	120,400	13,381
Wolverine World Wide, Inc.	459,500	13,238
		201,139
Consumer Staples (2.9%):
Coty, Inc., Class A (a)	1,715,000	18,008
Edgewell Personal Care Co.	211,000	9,645
Performance Food Group Co. (a)	302,600	13,886
The Simply Good Foods Co. (a) (b)	316,000	13,136
		54,675
Energy (8.0%):
Antero Resources Corp. (a)	1,041,500	18,226
Cactus, Inc., Class A	485,000	18,493
Chesapeake Energy Corp. (b)	309,500	19,969
CONSOL Energy, Inc. (a)	704,300	15,995
Green Plains, Inc. (a)	556,000	19,327
Ovintiv, Inc.	573,000	19,310
PDC Energy, Inc.	403,000	19,658
Whiting Petroleum Corp. (a)	327,000	21,150
		152,128
Financials (23.5%):
Ameris Bancorp	347,000	17,239
Artisan Partners Asset Management, Inc., Class A	277,500	13,220
Assured Guaranty Ltd.	192,000	9,638
Banc of California, Inc.	666,200	13,071

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Banner Corp.	276,500	$16,775
Blackstone Mortgage Trust, Inc., Class A	501,000	15,341
Brighthouse Financial, Inc. (a)	198,300	10,272
Cathay General Bancorp	214,600	9,226
CNO Financial Group, Inc.	506,900	12,084
FB Financial Corp.	337,500	14,789
Federated Hermes, Inc.	443,500	16,667
First Bancorp/Southern Pines NC	215,200	9,839
First Merchants Corp.	392,000	16,421
Hancock Whitney Corp.	434,000	21,709
Heritage Financial Corp.	276,000	6,745
Horace Mann Educators Corp.	245,500	9,501
Kinsale Capital Group, Inc.	51,600	12,275
Ladder Capital Corp.	812,000	9,736
MGIC Investment Corp.	920,000	13,266
PacWest Bancorp	446,000	20,146
Piper Sandler Cos.	21,600	3,856
Primerica, Inc.	67,000	10,269
ProAssurance Corp.	421,400	10,661
Renasant Corp.	449,000	17,040
RLI Corp.	86,300	9,674
Sandy Spring Bancorp, Inc.	279,300	13,429
SouthState Corp.	271,000	21,710
Starwood Property Trust, Inc.	394,900	9,596
Stifel Financial Corp.	137,400	9,676
Synovus Financial Corp.	450,000	21,542
United Community Banks, Inc.	546,000	19,623
Veritex Holdings, Inc.	416,000	16,548
Wintrust Financial Corp.	162,900	14,795
		446,379
Health Care (3.9%):
Brookdale Senior Living, Inc. (a)	1,690,900	8,725
CONMED Corp.	68,000	9,640
Patterson Cos., Inc.	425,400	12,485
Select Medical Holdings Corp.	368,000	10,819
Supernus Pharmaceuticals, Inc. (a)	438,700	12,793
Tenet Healthcare Corp. (a)	231,500	18,911
		73,373
Industrials (20.6%):
AAR Corp. (a)	429,700	16,771
Altra Industrial Motion Corp.	256,200	13,212
ArcBest Corp.	105,100	12,596
Atkore, Inc. (a)	144,000	16,011
AZZ, Inc.	201,300	11,130
Beacon Roofing Supply, Inc. (a)	204,828	11,747
Clean Harbors, Inc. (a)	125,600	12,531
Crane Co.	129,500	13,174
EMCOR Group, Inc.	145,000	18,472
EnPro Industries, Inc.	126,301	13,902

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Granite Construction, Inc.	427,300	$16,537
Hub Group, Inc., Class A (a)	179,300	15,104
Kirby Corp. (a)	172,500	10,250
Korn Ferry	199,500	15,108
ManpowerGroup, Inc.	116,100	11,300
Maxar Technologies, Inc.	321,000	9,479
Meritor, Inc. (a)	460,000	11,399
MillerKnoll, Inc.	292,900	11,479
nVent Electric PLC	330,000	12,540
Ryder System, Inc.	143,300	11,812
Saia, Inc. (a)	40,600	13,683
SkyWest, Inc. (a)	302,500	11,888
Terex Corp.	225,000	9,889
The Greenbrier Cos., Inc.	257,000	11,794
Triumph Group, Inc. (a)	685,400	12,701
Univar Solutions, Inc. (a)	563,400	15,972
Wabash National Corp. (b)	545,000	10,638
Werner Enterprises, Inc.	227,000	10,819
WESCO International, Inc. (a)	142,200	18,712
Zurn Water Solutions Corp.	315,000	11,466
		392,116
Information Technology (7.0%):
Belden, Inc.	298,300	19,607
CMC Materials, Inc.	56,000	10,735
CommScope Holding Co., Inc. (a)	1,011,600	11,168
Conduent, Inc. (a)	1,424,600	7,607
Diebold Nixdorf, Inc. (a)	1,088,000	9,847
FormFactor, Inc. (a)	257,700	11,782
Harmonic, Inc. (a) (b)	1,020,200	11,998
Infinera Corp. (a) (b)	1,134,000	10,875
Plexus Corp. (a)	102,000	9,781
Verint Systems, Inc. (a)	281,400	14,776
Vishay Intertechnology, Inc.	636,000	13,909
		132,085
Materials (5.0%):
Arconic Corp. (a)	328,000	10,827
Avient Corp.	380,000	21,261
Schnitzer Steel Industries, Inc.	308,400	16,012
Summit Materials, Inc., Class A (a)	469,000	18,826
Trinseo PLC (a) (b)	258,700	13,571
Tronox Holdings PLC, Class A	640,300	15,387
		95,884
Real Estate (10.3%):
Alexander & Baldwin, Inc.	433,300	10,872
CareTrust REIT, Inc.	530,200	12,104
DiamondRock Hospitality Co. (a)	1,633,000	15,693
Easterly Government Properties, Inc.	584,000	13,385
Essential Properties Realty Trust, Inc.	480,600	13,856

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc.	486,700	$12,026
LXP Industrial Trust	1,289,600	20,144
Mack-Cali Realty Corp. (a)	674,000	12,388
Physicians Realty Trust	540,000	10,168
Sabra Health Care REIT, Inc.	923,900	12,510
SITE Centers Corp.	1,080,000	17,096
STAG Industrial, Inc.	497,000	23,836
Summit Hotel Properties, Inc. (a)	1,097,400	10,711
Sunstone Hotel Investors, Inc. (a)	924,000	10,839
		195,628
Utilities (4.3%):
ALLETE, Inc.	194,700	12,918
Black Hills Corp.	171,000	12,067
NorthWestern Corp.	222,000	12,690
ONE Gas, Inc.	179,300	13,912
Portland General Electric Co.	269,000	14,235
Spire, Inc.	229,800	14,988
		80,810
Total Common Stocks (Cost $1,377,731)		1,877,919
Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	1,387,116	1,387
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	27,243,144	27,243
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	692,240	692
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	5,519,703	5,520
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	24,817,662	24,818
Total Collateral for Securities Loaned (Cost $59,660)		59,660
Total Investments (Cost $1,437,391) — 102.0%		1,937,579
Liabilities in excess of other assets — (2.0)%		(38,216)
NET ASSETS — 100.00%		$1,899,363

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (2.9%):
Cinemark Holdings, Inc. (a)	77,457	$1,249
Lions Gate Entertainment Corp., Class B (a)	85,850	1,321
Nexstar Media Group, Inc., Class A	12,076	1,823
TEGNA, Inc.	61,300	1,138
Zynga, Inc., Class A (a)	170,888	1,094
		6,625
Consumer Discretionary (11.8%):
Aramark	51,802	1,909
Asbury Automotive Group, Inc. (a)	6,900	1,192
Bloomin' Brands, Inc. (a)	57,014	1,196
Brunswick Corp.	17,650	1,778
Caesars Entertainment, Inc. (a)	14,340	1,341
Capri Holdings Ltd. (a)	23,050	1,496
Lear Corp.	6,965	1,274
Macy's, Inc.	51,674	1,353
Newell Brands, Inc.	61,240	1,338
Norwegian Cruise Line Holdings Ltd. (a) (b)	74,465	1,544
PulteGroup, Inc.	24,900	1,423
Ralph Lauren Corp.	16,465	1,957
Steven Madden Ltd.	36,038	1,675
The Gap, Inc.	64,628	1,141
Travel + Leisure Co.	30,509	1,686
Victoria's Secret & Co. (a)	24,241	1,346
Visteon Corp. (a)	12,130	1,348
Wolverine World Wide, Inc.	54,000	1,556
		26,553
Consumer Staples (3.0%):
Coty, Inc., Class A (a)	187,631	1,970
Edgewell Personal Care Co.	24,241	1,108
MGP Ingredients, Inc. (b)	13,800	1,173
Molson Coors Beverage Co., Class B	22,300	1,034
Performance Food Group Co. (a)	32,000	1,468
		6,753
Energy (6.8%):
Cactus, Inc., Class A	43,857	1,672
CONSOL Energy, Inc. (a)	51,294	1,165
Coterra Energy, Inc.	99,664	1,893
Devon Energy Corp.	51,800	2,282
Diamondback Energy, Inc.	20,230	2,182
Green Plains, Inc. (a)	58,370	2,029
PDC Energy, Inc.	42,780	2,087
Whiting Petroleum Corp. (a)	30,840	1,995
		15,305

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (18.9%):
American Financial Group, Inc.	13,602	$1,868
Artisan Partners Asset Management, Inc., Class A	34,049	1,622
Assurant, Inc.	11,124	1,734
Assured Guaranty Ltd.	22,628	1,136
Atlantic Union Bankshares Corp.	43,910	1,637
Blackstone Mortgage Trust, Inc., Class A	49,959	1,530
Comerica, Inc.	26,150	2,275
East West Bancorp, Inc.	25,200	1,983
Hancock Whitney Corp.	52,850	2,643
Invesco Ltd.	75,500	1,738
Kinsale Capital Group, Inc.	5,847	1,391
Lincoln National Corp.	17,193	1,174
LPL Financial Holdings, Inc.	13,280	2,126
MGIC Investment Corp.	99,275	1,431
PacWest Bancorp	55,300	2,498
People's United Financial, Inc.	92,798	1,654
Primerica, Inc.	8,950	1,372
Reinsurance Group of America, Inc.	12,230	1,339
SouthState Corp.	28,000	2,243
Stifel Financial Corp.	25,487	1,795
Synovus Financial Corp.	50,250	2,405
The Hanover Insurance Group, Inc.	9,770	1,280
Voya Financial, Inc. (b)	25,996	1,724
Wintrust Financial Corp.	21,835	1,983
		42,581
Health Care (3.5%):
Encompass Health Corp.	26,696	1,742
Jazz Pharmaceuticals PLC (a)	10,735	1,368
Organon & Co.	59,900	1,824
Perrigo Co. PLC	41,568	1,617
Select Medical Holdings Corp.	43,200	1,270
		7,821
Industrials (22.0%):
AGCO Corp.	11,500	1,334
Alaska Air Group, Inc. (a)	13,119	683
Altra Industrial Motion Corp.	22,950	1,184
Atkore, Inc. (a)	17,035	1,894
Builders FirstSource, Inc. (a)	26,750	2,293
Carlisle Cos., Inc.	8,900	2,208
Clean Harbors, Inc. (a)	14,890	1,486
Crane Co.	15,446	1,571
EMCOR Group, Inc.	13,793	1,757
EnPro Industries, Inc.	12,280	1,352
Granite Construction, Inc.	43,600	1,687
Howmet Aerospace, Inc.	54,500	1,735
ITT, Inc.	18,433	1,884
Kirby Corp. (a)	20,420	1,213
Knight-Swift Transportation Holdings, Inc.	28,860	1,759

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korn Ferry	18,496	$1,401
ManpowerGroup, Inc.	13,573	1,321
Meritor, Inc. (a)	51,340	1,272
MillerKnoll, Inc.	33,900	1,329
nVent Electric PLC	42,776	1,625
Oshkosh Corp.	12,777	1,440
Quanta Services, Inc.	16,300	1,869
Regal Rexnord Corp.	9,915	1,687
Ryder System, Inc.	18,070	1,490
Saia, Inc. (a)	6,510	2,194
SkyWest, Inc. (a)	25,678	1,009
Spirit AeroSystems Holdings, Inc., Class A	35,530	1,531
Textron, Inc.	25,424	1,963
Trinity Industries, Inc.	39,407	1,190
Univar Solutions, Inc. (a)	66,802	1,894
Westinghouse Air Brake Technologies Corp.	15,432	1,421
Zurn Water Solutions Corp.	26,710	972
		49,648
Information Technology (8.7%):
Belden, Inc.	30,700	2,018
Ciena Corp. (a)	28,055	2,159
Conduent, Inc. (a)	159,274	851
Euronet Worldwide, Inc. (a)	15,350	1,829
Flex Ltd. (a)	95,786	1,756
FormFactor, Inc. (a)	30,209	1,381
Infinera Corp. (a)	125,533	1,204
Jabil, Inc.	22,373	1,574
MKS Instruments, Inc.	7,640	1,331
NCR Corp. (a)	36,902	1,483
ON Semiconductor Corp. (a)	32,800	2,228
Verint Systems, Inc. (a)	31,970	1,679
		19,493
Materials (7.4%):
Alcoa Corp.	42,120	2,509
Arconic Corp. (a)	32,920	1,087
CF Industries Holdings, Inc.	31,900	2,258
Cleveland-Cliffs, Inc. (a) (b)	104,718	2,280
Olin Corp.	43,850	2,522
Summit Materials, Inc., Class A (a)	48,878	1,962
The Mosaic Co.	58,300	2,290
Westlake Chemical Corp.	17,684	1,718
		16,626
Real Estate (9.9%):
Apartment Income REIT Corp.	42,640	2,331
DiamondRock Hospitality Co. (a)	173,459	1,667
Federal Realty Investment Trust	14,940	2,037
First Industrial Realty Trust, Inc.	30,000	1,986
Gaming and Leisure Properties, Inc.	39,599	1,927
Highwoods Properties, Inc.	43,400	1,935
See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc. (b)	60,068	$1,484
Mack-Cali Realty Corp. (a)	73,100	1,344
Medical Properties Trust, Inc.	92,200	2,179
SITE Centers Corp.	111,655	1,767
STORE Capital Corp.	38,850	1,336
VICI Properties, Inc. (b)	77,500	2,334
		22,327
Utilities (3.4%):
ALLETE, Inc.	27,967	1,856
Spire, Inc.	31,150	2,032
UGI Corp.	38,327	1,759
Vistra Corp.	86,315	1,965
		7,612
Total Common Stocks (Cost $169,174)		221,344
Collateral for Securities Loaned^ (2.7%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	139,160	139
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	2,733,112	2,733
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	69,448	69
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	553,753	554
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	2,489,781	2,490
Total Collateral for Securities Loaned (Cost $5,985)		5,985
Total Investments (Cost $175,159) — 101.0%		227,329
Liabilities in excess of other assets — (1.0)%		(2,276)
NET ASSETS — 100.00%		$225,053

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (7.8%):
Alphabet, Inc., Class A (a)	6,593	$19,100
Charter Communications, Inc., Class A (a)	5,700	3,716
Meta Platforms, Inc., Class A (a)	27,800	9,351
Nexstar Media Group, Inc., Class A	41,600	6,281
		38,448
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)	51,800	5,479
Consumer Discretionary (13.0%):
Amazon.com, Inc. (a)	2,110	7,035
Asbury Automotive Group, Inc. (a)	35,600	6,149
Brunswick Corp.	30,600	3,082
D.R. Horton, Inc.	69,800	7,570
Group 1 Automotive, Inc.	23,900	4,666
LCI Industries	39,500	6,157
Lithia Motors, Inc.	10,200	3,029
Lowe's Cos., Inc.	10,900	2,817
Meritage Homes Corp. (a)	53,700	6,555
Patrick Industries, Inc.	71,900	5,802
Tempur Sealy International, Inc.	64,700	3,043
Tesla, Inc. (a)	4,800	5,073
Winnebago Industries, Inc.	38,300	2,869
		63,847
Consumer Staples (5.3%):
BJ's Wholesale Club Holdings, Inc. (a)	93,100	6,235
Darling Ingredients, Inc. (a)	35,300	2,446
PepsiCo, Inc.	55,700	9,676
Philip Morris International, Inc.	82,300	7,818
		26,175
Electronic Equipment, Instruments & Components (1.7%):
Fabrinet (a)	43,200	5,118
Jabil, Inc.	43,900	3,088
		8,206
Energy (5.0%):
Chevron Corp.	78,710	9,237
EOG Resources, Inc.	32,500	2,887
Matador Resources Co.	72,000	2,658
Pioneer Natural Resources Co.	28,300	5,147
Valero Energy Corp.	62,500	4,694
		24,623
Financials (11.7%):
Ally Financial, Inc.	64,700	3,080
Ameriprise Financial, Inc.	11,400	3,439
Bank of America Corp.	153,000	6,807
Chubb Ltd.	34,800	6,727

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	53,500	$8,472
Morgan Stanley	58,900	5,782
Primerica, Inc.	36,500	5,594
ServisFirst Bancshares, Inc.	33,600	2,854
Signature Bank	16,600	5,370
T. Rowe Price Group, Inc.	11,100	2,183
Western Alliance Bancorp	64,100	6,900
		57,208
Health Care (12.3%):
AbbVie, Inc.	65,950	8,930
AmerisourceBergen Corp.	53,100	7,056
Cigna Corp.	22,500	5,167
ICON PLC (a)	21,900	6,782
McKesson Corp.	29,900	7,432
Regeneron Pharmaceuticals, Inc. (a)	12,300	7,768
Stryker Corp.	22,600	6,044
Thermo Fisher Scientific, Inc.	7,700	5,138
UnitedHealth Group, Inc.	11,525	5,787
		60,104
Industrials (10.3%):
Builders FirstSource, Inc. (a)	110,000	9,428
Chart Industries, Inc. (a)	16,300	2,600
GXO Logistics, Inc. (a)	37,600	3,415
Marten Transport Ltd.	271,400	4,657
Old Dominion Freight Line, Inc.	13,800	4,946
Parker-Hannifin Corp.	20,800	6,617
Saia, Inc. (a)	18,100	6,100
Trex Co., Inc. (a)	40,400	5,455
UFP Industries, Inc.	80,700	7,425
		50,643
IT Services (1.2%):
EPAM Systems, Inc. (a)	5,300	3,543
PayPal Holdings, Inc. (a)	13,000	2,451
		5,994
Materials (4.5%):
Avery Dennison Corp.	21,100	4,570
Dow, Inc.	61,200	3,471
Summit Materials, Inc., Class A (a)	172,300	6,916
Valvoline, Inc.	195,700	7,298
		22,255
Real Estate (2.0%):
American Tower Corp.	12,700	3,715
CBRE Group, Inc., Class A (a)	27,100	2,941
Simon Property Group, Inc.	20,200	3,227
		9,883

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (8.3%):
Advanced Micro Devices, Inc. (a)	34,800	$5,008
Applied Materials, Inc.	40,000	6,295
Broadcom, Inc.	14,300	9,515
Lam Research Corp.	9,000	6,472
NVIDIA Corp.	35,700	10,500
QUALCOMM, Inc.	15,400	2,816
		40,606
Software (7.2%):
Cadence Design Systems, Inc. (a)	29,000	5,404
Microsoft Corp.	88,360	29,717
		35,121
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	177,780	31,568
HP, Inc. (b)	90,800	3,421
		34,989
Total Common Stocks (Cost $300,125)		483,581
Exchange-Traded Funds (0.8%)
iShares Russell 3000 ETF (b)	13,700	3,802
Total Exchange-Traded Funds (Cost $2,939)		3,802
Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	14,537	15
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	285,499	285
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	7,255	7
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	57,848	58
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	260,096	260
Total Collateral for Securities Loaned (Cost $625)		625
Total Investments (Cost $303,689) — 99.4%		488,008
Other assets in excess of liabilities — 0.6%		2,745
NET ASSETS — 100.00%		$490,753

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (10.1%):
Activision Blizzard, Inc.	5,585	$372
Alphabet, Inc., Class A (a)	2,157	6,249
Alphabet, Inc., Class C (a)	2,005	5,802
AT&T, Inc.	51,202	1,260
Charter Communications, Inc., Class A (a)	887	578
Comcast Corp., Class A	32,692	1,645
Discovery, Inc., Class A (a) (b)	1,213	29
Discovery, Inc., Class C (a) (b)	2,178	50
DISH Network Corp., Class A (a)	1,790	58
Electronic Arts, Inc.	2,028	267
Fox Corp., Class A	2,297	85
Fox Corp., Class B	1,054	36
Live Nation Entertainment, Inc. (a)	969	116
Lumen Technologies, Inc. (b)	6,607	83
Match Group, Inc. (a)	2,030	268
Meta Platforms, Inc., Class A (a)	16,966	5,706
Netflix, Inc. (a)	3,176	1,913
News Corp., Class A	2,818	63
News Corp., Class B	873	20
Omnicom Group, Inc.	1,524	112
Take-Two Interactive Software, Inc. (a)	827	147
The Interpublic Group of Cos., Inc.	2,823	106
The Walt Disney Co. (a)	13,029	2,018
T-Mobile U.S., Inc. (a)	4,209	488
Twitter, Inc. (a)	5,733	248
Verizon Communications, Inc.	29,685	1,542
ViacomCBS, Inc., Class B	4,350	131
		29,392
Communications Equipment (0.9%):
Arista Networks, Inc. (a) (b)	1,608	231
Cisco Systems, Inc.	30,241	1,917
F5, Inc. (a)	432	106
Juniper Networks, Inc.	2,332	83
Motorola Solutions, Inc.	1,211	329
		2,666
Consumer Discretionary (12.4%):
Advance Auto Parts, Inc.	452	108
Amazon.com, Inc. (a)	3,127	10,427
Aptiv PLC (a)	1,940	320
AutoZone, Inc. (a)	150	315
Bath & Body Works, Inc.	1,896	132
Best Buy Co., Inc.	1,587	161
Booking Holdings, Inc. (a)	294	705
BorgWarner, Inc.	1,719	78
Caesars Entertainment, Inc. (a)	1,533	143
CarMax, Inc. (a)	1,162	151

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Carnival Corp. (a) (b)	5,768	$116
Chipotle Mexican Grill, Inc. (a)	202	353
D.R. Horton, Inc.	2,337	254
Darden Restaurants, Inc.	931	140
Dollar General Corp.	1,673	395
Dollar Tree, Inc. (a)	1,613	227
Domino's Pizza, Inc.	261	147
eBay, Inc.	4,489	299
Etsy, Inc. (a)	909	199
Expedia Group, Inc. (a)	1,047	189
Ford Motor Co.	28,145	585
Garmin Ltd.	1,089	148
General Motors Co. (a)	10,410	610
Genuine Parts Co.	1,021	143
Hasbro, Inc.	930	95
Hilton Worldwide Holdings, Inc. (a)	1,998	312
Las Vegas Sands Corp. (a) (c)	2,465	93
Lennar Corp., Class A	1,949	226
LKQ Corp.	1,923	115
Lowe's Cos., Inc.	4,965	1,283
Marriott International, Inc., Class A (a)	1,962	324
McDonald's Corp.	5,358	1,436
MGM Resorts International	2,791	125
Mohawk Industries, Inc. (a)	393	72
Newell Brands, Inc.	2,715	59
NIKE, Inc., Class B	9,162	1,527
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,653	55
NVR, Inc. (a) (b)	23	136
O'Reilly Automotive, Inc. (a)	483	341
Penn National Gaming, Inc. (a)	1,191	62
Pool Corp.	287	162
PulteGroup, Inc.	1,815	104
PVH Corp.	509	54
Ralph Lauren Corp.	349	42
Ross Stores, Inc.	2,548	291
Royal Caribbean Cruises Ltd. (a)	1,608	124
Starbucks Corp.	8,461	990
Tapestry, Inc.	1,973	80
Target Corp. (c)	3,499	810
Tesla, Inc. (a)	5,833	6,164
The Gap, Inc.	1,537	27
The Home Depot, Inc.	7,567	3,140
The TJX Cos., Inc.	8,622	655
Tractor Supply Co.	816	195
Ulta Beauty, Inc. (a)	390	161
Under Armour, Inc., Class A (a)	1,353	29
Under Armour, Inc., Class C (a)	1,542	28
VF Corp.	2,338	171
Whirlpool Corp.	436	102

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wynn Resorts Ltd. (a) (b)	755	$64
Yum! Brands, Inc.	2,102	292
		36,291
Consumer Staples (5.8%):
Altria Group, Inc.	13,171	624
Archer-Daniels-Midland Co.	4,011	271
Brown-Forman Corp., Class B	1,310	95
Campbell Soup Co.	1,451	63
Church & Dwight Co., Inc.	1,751	179
Colgate-Palmolive Co.	6,043	516
Conagra Brands, Inc.	3,439	117
Constellation Brands, Inc., Class A	1,178	296
Costco Wholesale Corp.	3,168	1,798
General Mills, Inc.	4,343	293
Hormel Foods Corp. (b)	2,023	99
Kellogg Co.	1,834	118
Kimberly-Clark Corp.	2,414	345
Lamb Weston Holdings, Inc.	1,047	66
McCormick & Co., Inc.	1,788	173
Molson Coors Beverage Co., Class B	1,351	63
Mondelez International, Inc., Class A	10,002	663
Monster Beverage Corp. (a)	2,694	259
PepsiCo, Inc.	9,914	1,722
Philip Morris International, Inc.	11,163	1,060
Sysco Corp.	3,676	289
The Clorox Co.	881	154
The Coca-Cola Co.	27,874	1,650
The Estee Lauder Cos., Inc.	1,661	615
The Hershey Co.	1,042	202
The J.M. Smucker Co.	777	106
The Kraft Heinz Co.	5,090	183
The Kroger Co.	4,852	220
The Procter & Gamble Co.	17,351	2,838
Tyson Foods, Inc., Class A	2,114	184
Walgreens Boots Alliance, Inc.	5,151	269
Walmart, Inc.	10,197	1,475
		17,005
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp., Class A	4,288	375
CDW Corp.	973	199
Corning, Inc.	5,507	205
IPG Photonics Corp. (a)	256	44
Keysight Technologies, Inc. (a)	1,321	273
TE Connectivity Ltd.	2,340	378
Teledyne Technologies, Inc. (a)	335	146
Trimble, Inc. (a)	1,800	157
Zebra Technologies Corp. (a)	383	228
		2,005

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (2.7%):
APA Corp.	2,605	$70
Baker Hughes Co.	6,267	151
Chevron Corp.	13,822	1,622
ConocoPhillips	9,457	682
Coterra Energy, Inc.	5,833	111
Devon Energy Corp.	4,514	199
Diamondback Energy, Inc.	1,221	132
EOG Resources, Inc.	4,195	373
Exxon Mobil Corp.	30,355	1,857
Halliburton Co.	6,418	147
Hess Corp.	1,976	146
Kinder Morgan, Inc.	13,982	222
Marathon Oil Corp.	5,582	92
Marathon Petroleum Corp.	4,414	282
Occidental Petroleum Corp.	6,362	184
ONEOK, Inc.	3,197	188
Phillips 66	3,142	228
Pioneer Natural Resources Co.	1,628	296
Schlumberger NV	10,057	301
The Williams Cos., Inc.	8,712	227
Valero Energy Corp.	2,931	220
		7,730
Financials (10.6%):
Aflac, Inc.	4,364	255
American Express Co.	4,498	736
American International Group, Inc.	5,953	339
Ameriprise Financial, Inc.	802	242
Aon PLC, Class A	1,580	475
Arthur J. Gallagher & Co.	1,486	252
Assurant, Inc.	409	64
Bank of America Corp.	51,639	2,297
Berkshire Hathaway, Inc., Class B (a)	13,131	3,926
BlackRock, Inc.	1,024	938
Brown & Brown, Inc.	1,681	118
Capital One Financial Corp.	3,052	443
Cboe Global Markets, Inc.	765	100
Chubb Ltd.	3,088	597
Cincinnati Financial Corp.	1,075	123
Citigroup, Inc.	14,227	859
Citizens Financial Group, Inc.	3,056	144
CME Group, Inc.	2,577	589
Comerica, Inc.	940	82
Discover Financial Services	2,101	243
Everest Re Group Ltd.	282	77
FactSet Research Systems, Inc.	270	131
Fifth Third Bancorp	4,903	214
First Republic Bank	1,285	265
Franklin Resources, Inc.	2,015	68
Globe Life, Inc.	666	62

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	10,371	$160
Intercontinental Exchange, Inc.	4,040	553
Invesco Ltd.	2,447	56
JPMorgan Chase & Co.	21,190	3,355
KeyCorp	6,676	154
Lincoln National Corp.	1,218	83
Loews Corp.	1,437	83
M&T Bank Corp.	923	142
MarketAxess Holdings, Inc.	273	112
Marsh & McLennan Cos., Inc.	3,620	629
MetLife, Inc.	5,127	320
Moody's Corp.	1,160	453
Morgan Stanley	10,293	1,010
MSCI, Inc.	591	362
Nasdaq, Inc.	839	176
Northern Trust Corp.	1,489	178
People's United Financial, Inc.	3,069	55
Principal Financial Group, Inc.	1,768	128
Prudential Financial, Inc.	2,710	293
Raymond James Financial, Inc.	1,328	133
Regions Financial Corp.	6,835	149
S&P Global, Inc. (b)	1,728	816
Signature Bank	435	141
State Street Corp.	2,622	244
SVB Financial Group (a)	421	286
Synchrony Financial	3,924	182
T. Rowe Price Group, Inc.	1,611	317
The Allstate Corp.	2,055	242
The Bank of New York Mellon Corp.	5,448	316
The Charles Schwab Corp.	10,779	907
The Goldman Sachs Group, Inc.	2,434	931
The Hartford Financial Services Group, Inc.	2,440	168
The PNC Financial Services Group, Inc.	3,030	608
The Progressive Corp.	4,195	431
The Travelers Cos., Inc.	1,764	276
Truist Financial Corp.	9,571	560
U.S. Bancorp	9,675	543
W.R. Berkley Corp.	1,001	82
Wells Fargo & Co.	28,589	1,372
Willis Towers Watson PLC	893	212
Zions Bancorp NA	1,122	71
		30,928
Health Care (13.1%):
Abbott Laboratories	12,679	1,784
AbbVie, Inc.	12,676	1,716
ABIOMED, Inc. (a)	326	117
Agilent Technologies, Inc.	2,171	347
Align Technology, Inc. (a)	526	346
AmerisourceBergen Corp.	1,073	143
Amgen, Inc.	4,039	909

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Anthem, Inc.	1,740	$807
Baxter International, Inc.	3,590	308
Becton Dickinson & Co.	2,059	518
Biogen, Inc. (a)	1,053	253
Bio-Rad Laboratories, Inc., Class A (a)	155	117
Bio-Techne Corp.	282	146
Boston Scientific Corp. (a)	10,217	434
Bristol-Myers Squibb Co.	15,915	992
Cardinal Health, Inc.	2,020	104
Catalent, Inc. (a)	1,227	157
Centene Corp. (a)	4,184	345
Cerner Corp.	2,110	196
Charles River Laboratories International, Inc. (a)	362	136
Cigna Corp.	2,376	546
CVS Health Corp.	9,465	976
Danaher Corp.	4,560	1,500
DaVita, Inc. (a)	468	53
DENTSPLY SIRONA, Inc.	1,567	87
Dexcom, Inc. (a)	695	373
Edwards Lifesciences Corp. (a)	4,477	580
Eli Lilly & Co.	5,693	1,573
Gilead Sciences, Inc. (c)	8,994	653
HCA Healthcare, Inc.	1,717	441
Henry Schein, Inc. (a)	994	77
Hologic, Inc. (a)	1,818	139
Humana, Inc.	922	428
IDEXX Laboratories, Inc. (a)	608	400
Illumina, Inc. (a)	1,121	427
Incyte Corp. (a)	1,346	99
Intuitive Surgical, Inc. (a)	2,560	920
IQVIA Holdings, Inc. (a)	1,370	387
Johnson & Johnson (c)	18,876	3,229
Laboratory Corp. of America Holdings (a)	686	216
McKesson Corp.	1,095	272
Medtronic PLC	9,650	998
Merck & Co., Inc.	18,111	1,388
Mettler-Toledo International, Inc. (a)	165	280
Moderna, Inc. (a)	2,529	642
Organon & Co.	1,818	55
PerkinElmer, Inc.	905	182
Pfizer, Inc.	40,245	2,377
Quest Diagnostics, Inc.	880	152
Regeneron Pharmaceuticals, Inc. (a)	758	479
ResMed, Inc.	1,045	272
STERIS PLC	717	175
Stryker Corp.	2,407	644
Teleflex, Inc.	336	110
The Cooper Cos., Inc.	354	148
Thermo Fisher Scientific, Inc.	2,825	1,885
UnitedHealth Group, Inc.	6,753	3,391

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc., Class B	524	$68
Vertex Pharmaceuticals, Inc. (a)	1,823	400
Viatris, Inc.	8,671	117
Waters Corp. (a)	438	163
West Pharmaceutical Services, Inc.	531	249
Zimmer Biomet Holdings, Inc.	1,498	190
Zoetis, Inc.	3,392	828
		38,444
Industrials (7.7%):
3M Co.	4,132	734
Alaska Air Group, Inc. (a)	898	47
Allegion PLC	643	85
American Airlines Group, Inc. (a)	4,643	83
AMETEK, Inc.	1,659	244
AO Smith Corp.	955	82
C.H. Robinson Worldwide, Inc.	932	100
Carrier Global Corp.	6,213	337
Caterpillar, Inc.	3,879	802
Cintas Corp.	630	279
Copart, Inc. (a)	1,530	232
CSX Corp.	15,903	598
Cummins, Inc.	1,026	224
Deere & Co.	2,023	694
Delta Air Lines, Inc. (a)	4,589	179
Dover Corp.	1,032	187
Eaton Corp. PLC	2,858	494
Emerson Electric Co.	4,286	398
Equifax, Inc.	875	256
Expeditors International of Washington, Inc.	1,215	163
Fastenal Co.	4,124	264
FedEx Corp.	1,752	453
Fortive Corp.	2,571	196
Fortune Brands Home & Security, Inc.	973	104
Generac Holdings, Inc. (a)	452	159
General Dynamics Corp.	1,662	347
General Electric Co.	7,874	744
Honeywell International, Inc.	4,936	1,029
Howmet Aerospace, Inc.	2,757	88
Huntington Ingalls Industries, Inc.	287	54
IDEX Corp.	545	129
IHS Markit Ltd.	2,860	380
Illinois Tool Works, Inc.	2,048	505
Ingersoll Rand, Inc. (c)	2,922	181
J.B. Hunt Transport Services, Inc.	602	123
Jacobs Engineering Group, Inc.	934	130
Johnson Controls International PLC	5,081	413
L3Harris Technologies, Inc.	1,407	300
Leidos Holdings, Inc.	1,006	89
Lockheed Martin Corp.	1,760	626
Masco Corp.	1,750	123

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nielsen Holdings PLC	2,573	$53
Norfolk Southern Corp.	1,745	520
Northrop Grumman Corp.	1,069	414
Old Dominion Freight Line, Inc.	668	239
Otis Worldwide Corp.	3,046	265
PACCAR, Inc.	2,489	220
Parker-Hannifin Corp.	926	295
Pentair PLC	1,186	87
Quanta Services, Inc.	1,022	117
Raytheon Technologies Corp.	10,732	924
Republic Services, Inc. (c)	1,501	209
Robert Half International, Inc.	798	89
Rockwell Automation, Inc.	832	290
Rollins, Inc.	1,623	56
Roper Technologies, Inc.	756	372
Snap-on, Inc.	385	83
Southwest Airlines Co. (a) (c)	4,244	182
Stanley Black & Decker, Inc.	1,169	221
Textron, Inc.	1,580	122
The Boeing Co. (a)	3,961	797
Trane Technologies PLC	1,703	344
TransDigm Group, Inc. (a)	375	239
Union Pacific Corp.	4,609	1,161
United Airlines Holdings, Inc. (a)	2,322	102
United Parcel Service, Inc., Class B	5,228	1,121
United Rentals, Inc. (a)	519	172
Verisk Analytics, Inc.	1,156	264
W.W. Grainger, Inc.	310	161
Waste Management, Inc.	2,759	460
Westinghouse Air Brake Technologies Corp.	1,340	123
Xylem, Inc.	1,293	155
		22,512
IT Services (4.4%):
Accenture PLC, Class A	4,529	1,878
Akamai Technologies, Inc. (a)	1,165	136
Automatic Data Processing, Inc.	3,021	745
Broadridge Financial Solutions, Inc.	836	153
Cognizant Technology Solutions Corp., Class A	3,766	334
DXC Technology Co. (a)	1,809	58
EPAM Systems, Inc. (a)	407	272
Fidelity National Information Services, Inc.	4,366	477
Fiserv, Inc. (a) (b)	4,261	442
FleetCor Technologies, Inc. (a)	582	130
Gartner, Inc. (a)	590	197
Global Payments, Inc.	2,080	281
International Business Machines Corp.	6,430	859
Jack Henry & Associates, Inc.	531	89
Mastercard, Inc., Class A	6,220	2,235
Paychex, Inc.	2,301	314
PayPal Holdings, Inc. (a)	8,424	1,589

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	693	$176
Visa, Inc., Class A (b)	12,024	2,606
		12,971
Materials (2.5%):
Air Products & Chemicals, Inc.	1,587	483
Albemarle Corp.	839	196
Amcor PLC	10,993	132
Avery Dennison Corp.	594	129
Ball Corp.	2,322	223
Celanese Corp.	781	131
CF Industries Holdings, Inc.	1,538	109
Corteva, Inc.	5,226	247
Dow, Inc.	5,303	301
DuPont de Nemours, Inc.	3,715	300
Eastman Chemical Co.	964	117
Ecolab, Inc.	1,788	419
FMC Corp.	909	100
Freeport-McMoRan, Inc.	10,529	439
International Flavors & Fragrances, Inc.	1,825	275
International Paper Co.	2,777	130
Linde PLC	3,675	1,273
LyondellBasell Industries NV, Class A	1,885	174
Martin Marietta Materials, Inc.	447	197
Newmont Corp.	5,718	355
Nucor Corp.	2,049	234
Packaging Corp. of America	681	93
PPG Industries, Inc.	1,702	293
Sealed Air Corp.	1,062	72
The Mosaic Co.	2,656	104
The Sherwin-Williams Co.	1,730	609
Vulcan Materials Co.	952	198
Westrock Co.	1,914	85
		7,418
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	1,011	225
American Tower Corp.	3,265	955
AvalonBay Communities, Inc.	1,002	253
Boston Properties, Inc.	1,019	117
CBRE Group, Inc., Class A (a)	2,400	260
Crown Castle International Corp.	3,099	647
Digital Realty Trust, Inc.	2,035	360
Duke Realty Corp.	2,731	179
Equinix, Inc.	646	546
Equity Residential	2,447	222
Essex Property Trust, Inc.	467	165
Extra Space Storage, Inc.	960	218
Federal Realty Investment Trust	502	68
Healthpeak Properties, Inc.	3,865	140
Host Hotels & Resorts, Inc. (a)	5,120	89

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc.	2,076	$109
Kimco Realty Corp.	4,420	109
Mid-America Apartment Communities, Inc.	826	190
Prologis, Inc.	5,301	893
Public Storage	1,094	410
Realty Income Corp.	4,057	290
Regency Centers Corp.	1,105	83
SBA Communications Corp.	780	303
Simon Property Group, Inc.	2,356	376
UDR, Inc.	2,084	125
Ventas, Inc.	2,862	146
Vornado Realty Trust	1,140	48
Welltower, Inc.	3,121	268
Weyerhaeuser Co.	5,371	221
		8,015
Semiconductors & Semiconductor Equipment (6.3%):
Advanced Micro Devices, Inc. (a)	8,659	1,246
Analog Devices, Inc.	3,853	677
Applied Materials, Inc.	6,474	1,019
Broadcom, Inc.	2,951	1,964
Enphase Energy, Inc. (a)	967	177
Intel Corp.	29,161	1,502
KLA Corp.	1,087	467
Lam Research Corp.	1,010	726
Microchip Technology, Inc.	3,978	346
Micron Technology, Inc.	8,021	747
Monolithic Power Systems, Inc.	311	153
NVIDIA Corp.	17,925	5,272
NXP Semiconductors NV	1,907	434
Qorvo, Inc. (a)	790	124
QUALCOMM, Inc.	8,031	1,469
Skyworks Solutions, Inc.	1,184	184
SolarEdge Technologies, Inc. (a)	377	106
Teradyne, Inc.	1,169	191
Texas Instruments, Inc.	6,622	1,248
Xilinx, Inc.	1,777	377
		18,429
Software (9.4%):
Adobe, Inc. (a)	3,412	1,935
ANSYS, Inc. (a)	626	251
Autodesk, Inc. (a)	1,576	443
Cadence Design Systems, Inc. (a)	1,987	370
Ceridian HCM Holding, Inc. (a)	977	102
Citrix Systems, Inc.	894	85
Fortinet, Inc. (a)	973	350
Intuit, Inc.	2,030	1,306
Microsoft Corp. (c)	53,833	18,105
NortonLifeLock, Inc.	4,171	108

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oracle Corp.	11,564	$1,009
Paycom Software, Inc. (a)	345	143
PTC, Inc. (a)	757	92
salesforce.com, Inc. (a)	7,020	1,784
ServiceNow, Inc. (a) (c)	1,427	926
Synopsys, Inc. (a)	1,093	403
Tyler Technologies, Inc. (a)	294	158
		27,570
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	111,754	19,844
Hewlett Packard Enterprise Co.	9,379	148
HP, Inc.	8,264	311
NetApp, Inc.	1,603	147
Seagate Technology Holdings PLC	1,469	166
Western Digital Corp. (a)	2,234	146
		20,762
Utilities (2.5%):
Alliant Energy Corp.	1,795	110
Ameren Corp.	1,847	164
American Electric Power Co., Inc. (c)	3,611	321
American Water Works Co., Inc.	1,302	246
Atmos Energy Corp.	950	100
CenterPoint Energy, Inc.	4,509	126
CMS Energy Corp.	2,077	135
Consolidated Edison, Inc. (c)	2,536	216
Dominion Energy, Inc.	5,807	456
DTE Energy Co.	1,389	166
Duke Energy Corp. (c)	5,515	579
Edison International	2,724	186
Entergy Corp.	1,441	162
Evergy, Inc. (c)	1,644	113
Eversource Energy (c)	2,465	224
Exelon Corp.	7,015	405
FirstEnergy Corp.	3,904	162
NextEra Energy, Inc. (c)	14,069	1,314
NiSource, Inc.	2,816	78
NRG Energy, Inc.	1,756	76
Pinnacle West Capital Corp.	809	57
PPL Corp.	5,383	162
Public Service Enterprise Group, Inc.	3,626	242
Sempra Energy	2,290	303
The AES Corp.	4,780	116
The Southern Co.	7,599	521
WEC Energy Group, Inc. (c)	2,262	220
Xcel Energy, Inc. (c)	3,862	261
		7,221
Total Common Stocks (Cost $49,454)		289,359

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	111,171	$111
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	2,183,500	2,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	55,480	55
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	442,380	442
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	1,989,028	1,989
Total Collateral for Securities Loaned (Cost $4,781)		4,781
Total Investments (Cost $54,235) — 100.5%		294,140
Liabilities in excess of other assets — (0.5)%		(1,568)
NET ASSETS — 100.00%		$292,572

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	14	3/18/22	$3,290,094	$3,330,950	$40,856
Total unrealized appreciation					$40,856
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$40,856

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)
Security Description	Shares	Value
Common Stocks (100.8%)
Communication Services (1.5%):
Live Nation Entertainment, Inc. (a)	65,044	$7,785
Consumer Discretionary (16.2%):
Airbnb, Inc., Class A (a)	23,600	3,929
AutoZone, Inc. (a)	4,600	9,643
Choice Hotels International, Inc.	18,900	2,948
D.R. Horton, Inc.	90,200	9,782
Domino's Pizza, Inc.	13,600	7,675
Etsy, Inc. (a)	24,200	5,298
Expedia Group, Inc. (a)	36,200	6,542
Five Below, Inc. (a)	20,300	4,200
LCI Industries	50,800	7,918
Lithia Motors, Inc.	11,000	3,267
Marriott Vacations Worldwide Corp.	29,521	4,989
NVR, Inc. (a)	1,400	8,273
Pool Corp.	11,700	6,622
YETI Holdings, Inc. (a)	57,300	4,746
		85,832
Consumer Staples (2.3%):
Church & Dwight Co., Inc.	66,900	6,857
Darling Ingredients, Inc. (a)	78,700	5,453
		12,310
Energy (3.4%):
Cheniere Energy, Inc.	57,900	5,872
Diamondback Energy, Inc.	62,500	6,741
EOG Resources, Inc.	59,000	5,241
		17,854
Financials (11.8%):
Ally Financial, Inc.	110,800	5,275
Brown & Brown, Inc.	111,200	7,815
East West Bancorp, Inc.	77,400	6,090
Evercore, Inc.	29,300	3,980
FactSet Research Systems, Inc.	11,000	5,346
Kinsale Capital Group, Inc.	29,600	7,042
MSCI, Inc.	14,000	8,578
Radian Group, Inc.	274,777	5,806
Synchrony Financial	115,000	5,335
W.R. Berkley Corp.	84,100	6,929
		62,196
Health Care (12.0%):
Agilent Technologies, Inc.	49,893	7,965
BioCryst Pharmaceuticals, Inc. (a) (b)	229,800	3,183
Bruker Corp.	83,300	6,990
Dynavax Technologies Corp. (a) (b)	187,400	2,637
Edwards Lifesciences Corp. (a)	48,100	6,231
Horizon Therapeutics PLC (a)	43,600	4,698

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	9,700	$6,387
Insulet Corp. (a)	13,600	3,619
IQVIA Holdings, Inc. (a)	32,000	9,029
Veeva Systems, Inc., Class A (a)	18,800	4,803
Zoetis, Inc.	32,230	7,865
		63,407
Industrials (19.4%):
Advanced Drainage Systems, Inc.	34,300	4,669
AMETEK, Inc.	45,900	6,749
Chart Industries, Inc. (a) (b)	33,800	5,391
Copa Holdings SA (a)	59,500	4,918
Generac Holdings, Inc. (a)	7,500	2,640
IDEX Corp.	27,900	6,593
Jacobs Engineering Group, Inc.	47,900	6,669
Masco Corp.	95,600	6,713
Old Dominion Freight Line, Inc.	19,050	6,827
Robert Half International, Inc.	71,600	7,985
TFI International, Inc.	61,100	6,850
The Middleby Corp. (a)	35,800	7,044
Trane Technologies PLC	40,400	8,162
Trex Co., Inc. (a)	55,500	7,494
Verisk Analytics, Inc.	31,400	7,182
WESCO International, Inc. (a)	49,500	6,514
		102,400
Information Technology (20.5%):
Advanced Micro Devices, Inc. (a)	81,600	11,742
Amphenol Corp., Class A	93,120	8,144
CDW Corp.	38,659	7,917
Concentrix Corp.	22,600	4,037
Crowdstrike Holdings, Inc., Class A (a)	26,400	5,405
EPAM Systems, Inc. (a)	18,700	12,500
Fiserv, Inc. (a)	41,900	4,349
Global Payments, Inc.	19,000	2,568
KLA Corp.	20,300	8,731
Monolithic Power Systems, Inc.	23,200	11,445
ServiceNow, Inc. (a)	6,900	4,479
SYNNEX Corp.	32,300	3,694
Synopsys, Inc. (a)	27,400	10,097
The Trade Desk, Inc., Class A (a)	86,600	7,936
VeriSign, Inc. (a)	21,900	5,559
		108,603
Materials (4.4%):
Avery Dennison Corp.	27,000	5,847
Cleveland-Cliffs, Inc. (a) (b)	130,900	2,850
Freeport-McMoRan, Inc.	170,900	7,132
Louisiana-Pacific Corp.	97,700	7,655
		23,484

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (6.0%):
Digital Realty Trust, Inc.	44,646	$7,897
SBA Communications Corp.	20,403	7,937
Simon Property Group, Inc.	57,300	9,155
Sun Communities, Inc.	31,916	6,701
		31,690
Utilities (3.3%):
Atmos Energy Corp.	64,600	6,768
Essential Utilities, Inc.	127,100	6,824
Sempra Energy	30,039	3,974
		17,566
Total Common Stocks (Cost $316,727)		533,127
Exchange-Traded Funds (0.8%)
SPDR S&P MidCap 400 ETF	7,250	3,753
Total Exchange-Traded Funds (Cost $3,506)		3,753
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	140,369	140
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	2,756,874	2,757
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	70,051	70
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	558,567	559
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	2,511,427	2,511
Total Collateral for Securities Loaned (Cost $6,037)		6,037
Total Investments (Cost $326,270) — 102.7%		542,917
Liabilities in excess of other assets — (2.7)%		(14,055)
NET ASSETS — 100.00%		$528,862

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Communication Services (0.7%):
Cian PLC, ADR (a)	77	$1
Iridium Communications, Inc. (a)	2,861	118
		119
Consumer Discretionary (15.8%):
Academy Sports & Outdoors, Inc. (a)	4,217	185
Brunswick Corp.	1,273	128
Burlington Stores, Inc. (a)	509	148
Cavco Industries, Inc. (a)	567	180
Chegg, Inc. (a)	1,378	42
F45 Training Holdings, Inc. (a) (b)	7,541	82
Five Below, Inc. (a)	616	128
Group 1 Automotive, Inc.	1,287	251
Kohl's Corp.	2,352	116
Kura Sushi USA, Inc., Class A (a) (b)	1,405	114
Legacy Housing Corp. (a)	5,799	154
Levi Strauss & Co., Class A	6,726	168
Nordstrom, Inc. (a)	4,923	111
Patrick Industries, Inc.	1,209	98
Polaris, Inc. (b)	1,361	150
Skyline Champion Corp. (a)	4,307	340
Sweetgreen, Inc., Class A (a) (b)	2,488	80
Torrid Holdings, Inc. (a) (b)	9,039	89
Tractor Supply Co.	482	115
Udemy, Inc. (a)	77	2
		2,681
Consumer Staples (2.9%):
Albertsons Cos., Inc., Class A	4,314	130
Performance Food Group Co. (a)	4,200	193
Sovos Brands, Inc. (a)	11,486	173
		496
Energy (3.0%):
Magnolia Oil & Gas Corp., Class A (b)	17,139	323
Talos Energy, Inc. (a)	18,309	180
		503
Financials (12.5%):
American Business Bank (a)	1,652	65
Coastal Financial Corp. (a)	6,830	346
Colony Bankcorp, Inc.	2,215	38
Customers Bancorp, Inc.	3,942	258
First Western Financial, Inc. (a)	6,683	203
Morningstar, Inc.	668	228
Radian Group, Inc.	5,519	117
Silvercrest Asset Management Group, Inc., Class A	13,506	232
SLM Corp.	5,481	108
South Plains Financial, Inc.	5,120	142

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tradeweb Markets, Inc., Class A	2,436	$244
WTB Financial Corp., Class B	360	138
		2,119
Health Care (20.6%):
4D Molecular Therapeutics, Inc. (a) (b)	662	15
Akero Therapeutics, Inc. (a)	1,608	34
Alpha Teknova, Inc. (a)	2,306	47
Annexon, Inc. (a)	439	5
Arrowhead Pharmaceuticals, Inc. (a)	1,813	120
Aurinia Pharmaceuticals, Inc. (a) (b)	6,904	158
Avidity Biosciences, Inc. (a) (b)	1,205	29
Beam Therapeutics, Inc. (a)	1,233	98
Berkeley Lights, Inc. (a) (b)	1,468	27
Bicycle Therapeutics PLC, ADR (a)	4,073	248
BioAtla, Inc. (a)	665	13
BioCryst Pharmaceuticals, Inc. (a) (b)	7,016	97
BioMarin Pharmaceutical, Inc. (a)	283	25
C4 Therapeutics, Inc. (a)	249	8
Cabaletta Bio, Inc. (a)	2,967	11
Castle Biosciences, Inc. (a)	2,000	86
Cerus Corp. (a)	6,712	46
Codiak Biosciences, Inc. (a)	6,305	70
Collegium Pharmaceutical, Inc. (a)	1,187	22
CRISPR Therapeutics AG (a) (b)	410	31
Dynavax Technologies Corp. (a) (b)	6,261	88
Fusion Pharmaceuticals, Inc. (a)	4,261	18
Gamida Cell Ltd. (a)	9,195	23
Generation Bio Co. (a) (b)	1,180	8
Genetron Holdings Ltd., ADR (a)	5,361	33
Horizon Therapeutics PLC (a)	987	106
IGM Biosciences, Inc. (a)	796	23
Immunocore Holdings PLC, ADR (a)	699	24
Instil Bio, Inc. (a) (b)	1,072	18
Insulet Corp. (a)	546	145
Intellia Therapeutics, Inc. (a)	1,502	178
IO Biotech, Inc. (a)	77	1
Iovance Biotherapeutics, Inc. (a)	2,461	47
Lianbio, ADR (a)	13,402	83
Maravai LifeSciences Holdings, Inc., Class A (a)	1,150	48
Merit Medical Systems, Inc. (a)	1,525	95
NanoString Technologies, Inc. (a) (b)	3,309	140
Natera, Inc. (a)	2,234	209
NeoGenomics, Inc. (a)	3,529	120
Neurocrine Biosciences, Inc. (a)	336	29
Nurix Therapeutics, Inc. (a) (b)	439	13
ORIC Pharmaceuticals, Inc. (a)	3,909	57
Oyster Point Pharma, Inc. (a)	396	7
PMV Pharmaceuticals, Inc. (a) (b)	280	6
PolyPid Ltd. (a)	7,333	42
Pulmonx Corp. (a) (b)	1,906	61

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
RadNet, Inc. (a)	3,159	$95
Reata Pharmaceuticals, Inc., Class A (a) (b)	645	17
Recursion Pharmaceuticals, Inc., Class A (a) (b)	218	4
Silk Road Medical, Inc. (a)	2,804	120
Singular Genomics Systems, Inc. (a)	5,036	58
Stoke Therapeutics, Inc. (a)	1,486	36
Sutro Biopharma, Inc. (a)	3,661	54
TCR2 Therapeutics, Inc. (a)	8,824	41
TG Therapeutics, Inc. (a)	2,119	40
Veracyte, Inc. (a)	3,428	141
Xencor, Inc. (a)	822	33
Zai Lab Ltd., ADR (a)	598	38
		3,489
Industrials (10.7%):
ASGN, Inc. (a)	1,743	215
BWX Technologies, Inc.	1,070	51
Casella Waste Systems, Inc. (a)	2,586	221
Chart Industries, Inc. (a)	1,114	178
Construction Partners, Inc., Class A (a)	1,877	55
ESCO Technologies, Inc.	571	51
Hydrofarm Holdings Group, Inc. (a) (b)	1,950	55
Kaman Corp.	1,610	70
Kratos Defense & Security Solutions, Inc. (a)	6,093	118
McGrath RentCorp	1,522	122
Owens Corning, Inc.	2,069	187
PGT Innovations, Inc. (a)	3,825	86
Regal Rexnord Corp.	340	58
Shoals Technologies Group, Inc., Class A (a)	6,736	164
The AZEK Co., Inc. (a)	2,561	118
Zurn Water Solutions Corp.	1,529	56
		1,805
Information Technology (24.3%):
ACV Auctions, Inc., Class A (a) (b)	357	7
Alteryx, Inc., Class A (a)	441	27
Avaya Holdings Corp. (a)	12,599	249
Blackline, Inc. (a)	540	56
BM Technologies, Inc. (a) (b)	606	6
C3.ai, Inc., Class A (a) (b)	848	27
Couchbase, Inc. (a) (b)	377	9
CS Disco, Inc. (a)	4,343	155
Digital Turbine, Inc. (a) (b)	1,163	71
DoubleVerify Holdings, Inc. (a)	363	12
Dropbox, Inc., Class A (a)	1,247	31
Elastic NV (a)	1,847	227
Endava PLC, ADR (a)	977	164
Expensify, Inc., Class A (a) (b)	5,375	237
Flywire Corp. (a)	1,122	43
ForgeRock, Inc., Class A (a) (b)	383	10
Freshworks, Inc., Class A (a) (b)	3,873	102
Globant SA (a)	536	168

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Intapp, Inc. (a) (b)	75	$2
Mitek Systems, Inc. (a)	9,134	162
Monday.com Ltd. (a) (b)	37	11
Napco Security Technologies, Inc. (a)	6,551	327
New Relic, Inc. (a)	422	46
ON Semiconductor Corp. (a)	5,499	373
OneSpan, Inc. (a)	6,297	107
PagerDuty, Inc. (a)	4,305	150
Ping Identity Holding Corp. (a)	3,255	74
Powerfleet, Inc. (a)	9,414	45
Sapiens International Corp. NV	3,065	106
SiTime Corp. (a)	711	208
Smartsheet, Inc., Class A (a)	2,908	225
TaskUS, Inc., Class A (a)	1,602	86
Telos Corp. (a)	1,641	25
Vizio Holding Corp., Class A (a)	6,005	117
WNS Holdings Ltd., ADR (a)	2,735	241
Yext, Inc. (a)	4,806	48
Zeta Global Holdings Corp., Class A (a) (b)	18,751	158
		4,112
Materials (2.4%):
Franco-Nevada Corp.	1,104	153
Summit Materials, Inc., Class A (a)	6,389	256
		409
Real Estate (3.8%):
FirstService Corp.	868	170
Rexford Industrial Realty, Inc.	1,252	102
The Macerich Co.	11,499	199
UMH Properties, Inc.	6,434	176
		647
Total Common Stocks (Cost $11,159)		16,380
Warrants (0.0%) (c)
Health Care (0.0%): (c)
BioNano Genomics, Inc. (d)	8,136	9
Total Warrants (Cost $—)		9
Exchange-Traded Fund (1.2%)
iShares Russell 2000 Growth ETF (b)	711	208
Total Exchange-Traded Fund (Cost $204)		208

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (11.3%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	44,429	$44
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	872,601	873
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	22,173	22
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	176,797	177
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	794,912	795
Total Collateral for Securities Loaned (Cost $1,911)		1,911
Total Investments (Cost $13,274) — 109.2%		18,508
Liabilities in excess of other assets — (9.2)%		(1,564)
NET ASSETS — 100.00%		$16,944

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were 0.1% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (4.0%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	26,262	$833
Energy (0.6%):
Santos Ltd.	149,488	689
Woodside Petroleum Ltd.	46,268	737
		1,426
Financials (1.3%):
Australia & New Zealand Banking Group Ltd.	71,516	1,432
Macquarie Group Ltd.	10,245	1,531
		2,963
Health Care (0.5%):
Sonic Healthcare Ltd.	37,940	1,287
Materials (0.4%):
Rio Tinto Ltd.	13,588	991
Real Estate (0.8%):
Charter Hall Group	74,349	1,112
Stockland	277,820	857
		1,969
		9,469
Austria (0.8%):
Financials (0.5%):
Raiffeisen Bank International AG	40,271	1,183
Industrials (0.3%):
ANDRITZ AG	15,651	805
		1,988
Brazil (1.6%):
Consumer Staples (0.2%):
Sendas Distribuidora SA	250,319	584
Energy (0.4%):
Petro Rio SA (a)	258,300	957
Financials (0.4%):
Banco Santander Brasil SA	157,700	848
Materials (0.3%):
Gerdau SA, Preference Shares	136,700	672
Utilities (0.3%):
Cia Energetica de Minas Gerais, Preference Shares	285,200	681
		3,742
Canada (5.6%):
Consumer Discretionary (0.4%):
BRP, Inc. (b)	11,044	967

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.9%):
Parex Resources, Inc.	73,554	$1,256
Suncor Energy, Inc.	30,685	768
		2,024
Financials (2.8%):
Bank of Montreal	12,167	1,310
iA Financial Corp., Inc.	19,285	1,104
IGM Financial, Inc. (b)	32,502	1,172
National Bank of Canada	21,224	1,619
Sun Life Financial, Inc.	26,231	1,460
		6,665
Industrials (0.3%):
Finning International, Inc.	27,447	692
Materials (1.2%):
Nutrien Ltd.	14,197	1,067
Teck Resources Ltd., Class B	28,421	819
West Fraser Timber Co. Ltd.	10,742	1,025
		2,911
		13,259
China (7.5%):
Communication Services (1.7%):
Focus Media Information Technology Co. Ltd., Class A	1,124,700	1,447
Tencent Holdings Ltd.	43,200	2,521
		3,968
Consumer Discretionary (2.1%):
Alibaba Group Holding Ltd., ADR (a)	4,876	579
BYD Co. Ltd., Class H	22,000	744
Haier Smart Home Co. Ltd., Class H	252,588	1,068
JD.com, Inc., ADR (a)	8,003	561
Li Ning Co. Ltd.	54,500	598
Zhongsheng Group Holdings Ltd.	183,500	1,432
		4,982
Consumer Staples (0.4%):
Tingyi Cayman Islands Holding Corp.	446,000	917
Financials (1.4%):
Bank of China Ltd., Class H	2,554,275	919
China Construction Bank Corp., Class H (b)	1,060,000	734
Huatai Securities Co. Ltd., Class H (c)	606,200	1,010
New China Life Insurance Co. Ltd., Class H	231,300	619
		3,282
Health Care (0.3%):
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	161,500	711

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.7%):
China Railway Group Ltd., Class H	1,585,000	$839
COSCO SHIPPING Holdings Co. Ltd., Class H (a) (b)	391,650	759
		1,598
Materials (0.5%):
Anhui Conch Cement Co. Ltd., Class H	246,000	1,231
Utilities (0.4%):
China Longyuan Power Group Corp. Ltd., Class H	374,000	874
		17,563
Denmark (3.0%):
Consumer Discretionary (0.3%):
Pandora A/S	5,735	713
Consumer Staples (0.5%):
Carlsberg A/S, Class B	6,761	1,167
Health Care (1.2%):
Novo Nordisk A/S, Class B	24,609	2,765
Industrials (0.7%):
AP Moller — Maersk A/S, Class B	482	1,721
Utilities (0.3%):
Orsted A/S (c)	4,621	592
		6,958
Finland (0.5%):
Industrials (0.5%):
Metso Outotec Oyj	98,977	1,051
France (7.0%):
Communication Services (0.8%):
Publicis Groupe SA	18,698	1,259
Vivendi SE	52,275	707
		1,966
Consumer Discretionary (1.2%):
LVMH Moet Hennessy Louis Vuitton SE	3,376	2,790
Consumer Staples (0.6%):
Pernod Ricard SA	5,970	1,436
Energy (0.3%):
TotalEnergies SE	13,697	697
Financials (1.1%):
Amundi SA (c)	6,941	573
AXA SA	25,210	750
BNP Paribas SA	19,270	1,332
		2,655
Health Care (0.3%):
Sartorius Stedim Biotech	1,251	687

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.2%):
Cie de Saint-Gobain	19,764	$1,390
Eiffage SA	6,690	690
Teleperformance	1,888	844
		2,924
Information Technology (1.0%):
Capgemini SE	6,663	1,633
Edenred	12,928	597
		2,230
Materials (0.5%):
Arkema SA	7,516	1,061
		16,446
Germany (5.7%):
Communication Services (0.7%):
Deutsche Telekom AG	91,094	1,683
Financials (1.0%):
Allianz SE, Registered Shares	4,599	1,085
Hannover Rueck SE	6,240	1,183
		2,268
Health Care (0.7%):
Merck KGaA	6,514	1,676
Industrials (1.1%):
Deutsche Post AG, Registered Shares	27,434	1,764
Siemens AG, Registered Shares	4,740	821
		2,585
Information Technology (0.8%):
Infineon Technologies AG	23,477	1,081
SAP SE	5,322	749
		1,830
Materials (0.5%):
Covestro AG (c)	20,610	1,268
Real Estate (0.3%):
LEG Immobilien SE	5,685	792
Utilities (0.6%):
E.ON SE	94,400	1,312
		13,414
Hong Kong (2.0%):
Communication Services (0.3%):
NetDragon Websoft Holdings Ltd.	320,500	754
Consumer Discretionary (0.3%):
Chow Tai Fook Jewellery Group Ltd.	342,400	617
Consumer Staples (0.1%):
WH Group Ltd. (c)	594,782	373

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.8%):
Lenovo Group Ltd.	1,584,000	$1,821
Real Estate (0.5%):
CK Asset Holdings Ltd.	72,395	457
Sun Hung Kai Properties Ltd.	63,500	770
		1,227
		4,792
Hungary (0.5%):
Financials (0.5%):
OTP Bank Nyrt (a)	22,514	1,149
India (2.7%):
Energy (0.6%):
Reliance Industries Ltd.	42,011	1,335
Financials (0.4%):
Canara Bank (a)	385,509	1,032
Health Care (0.2%):
Cadila Healthcare Ltd.	81,338	528
Information Technology (0.7%):
Infosys Ltd.	65,075	1,648
Materials (0.4%):
UPL Ltd.	102,325	1,024
Utilities (0.4%):
Power Grid Corp. of India Ltd.	317,464	871
		6,438
Indonesia (0.3%):
Communication Services (0.3%):
PT Sarana Menara Nusantara Tbk	9,738,800	768
Ireland (1.4%):
Health Care (0.9%):
ICON PLC (a)	6,904	2,138
Industrials (0.5%):
DCC PLC	14,468	1,184
		3,322
Israel (0.3%):
Information Technology (0.3%):
Check Point Software Technologies Ltd. (a)	6,091	710
Italy (1.4%):
Industrials (0.2%):
Leonardo SpA (a)	76,408	546
Information Technology (0.4%):
Nexi SpA (a) (b) (c)	55,223	875

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.8%):
ACEA SpA	32,127	$687
Enel SpA	141,853	1,134
		1,821
		3,242
Japan (15.1%):
Communication Services (0.5%):
Nippon Telegraph & Telephone Corp.	42,400	1,160
Consumer Discretionary (3.6%):
Sony Group Corp.	38,300	4,837
Toyo Tire Corp.	38,200	597
Toyota Motor Corp.	164,500	3,041
		8,475
Consumer Staples (0.6%):
Asahi Group Holdings Ltd.	18,000	701
Seven & i Holdings Co. Ltd.	16,600	730
		1,431
Energy (0.4%):
Ajinomoto Co., Inc.	33,800	1,029
Financials (1.5%):
Mizuho Financial Group, Inc.	73,510	934
ORIX Corp.	76,700	1,566
Sumitomo Mitsui Financial Group, Inc.	31,625	1,080
		3,580
Health Care (0.7%):
Hoya Corp.	6,800	1,009
Otsuka Holdings Co. Ltd.	16,200	590
		1,599
Industrials (3.7%):
AGC, Inc.	19,800	946
Fuji Electric Co. Ltd.	19,000	1,038
Hitachi Ltd.	23,900	1,295
ITOCHU Corp.	50,400	1,542
Komatsu Ltd.	25,700	601
Mitsubishi Electric Corp.	47,900	608
Mitsui & Co. Ltd.	42,700	1,012
Nippon Yusen KK	14,700	1,121
Yamato Holdings Co. Ltd.	25,600	602
		8,765
Information Technology (2.1%):
Fujitsu Ltd.	7,500	1,289
Murata Manufacturing Co. Ltd.	12,300	981
NTT Data Corp.	42,500	912
Tokyo Electron Ltd.	3,200	1,842
		5,024

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (1.0%):
Rengo Co. Ltd.	89,600	$678
Shin-Etsu Chemical Co. Ltd.	6,400	1,111
Tosoh Corp.	36,100	536
		2,325
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	27,900	802
Open House Group Co. Ltd.	15,400	805
		1,607
Utilities (0.3%):
Osaka Gas Co. Ltd.	42,800	708
		35,703
Korea, Republic Of (3.9%):
Communication Services (0.3%):
NAVER Corp.	2,016	640
Consumer Discretionary (0.8%):
Kia Corp.	11,200	773
LG Electronics, Inc.	9,022	1,045
		1,818
Consumer Staples (0.2%):
E-MART, Inc.	4,512	572
Financials (0.3%):
Hana Financial Group, Inc.	21,194	749
Industrials (0.4%):
Samsung Engineering Co. Ltd. (a)	47,398	911
Information Technology (1.9%):
LG Innotek Co. Ltd.	8,404	2,570
Samsung Electronics Co. Ltd.	31,042	2,039
		4,609
		9,299
Luxembourg (0.6%):
Energy (0.3%):
Tenaris SA	62,426	651
Materials (0.3%):
ArcelorMittal SA	25,967	833
		1,484
Malaysia (0.5%):
Financials (0.5%):
RHB Bank Bhd	925,700	1,193
Mexico (0.3%):
Consumer Staples (0.3%):
Arca Continental SAB de CV	114,173	728

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (3.3%):
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	49,877	$1,712
Financials (0.9%):
ING Groep NV	79,709	1,108
NN Group NV	18,030	975
		2,083
Health Care (0.4%):
QIAGEN NV (a)	15,915	882
Information Technology (1.3%):
ASM International NV	3,168	1,398
STMicroelectronics NV	33,469	1,646
		3,044
		7,721
Norway (0.4%):
Energy (0.4%):
Equinor ASA	30,929	819
Philippines (0.3%):
Communication Services (0.3%):
Converge Information and Communications Technology Solutions, Inc. (a)	1,219,900	763
Russian Federation (1.2%):
Consumer Staples (0.2%):
Magnit PJSC, GDR	36,832	552
		552
Energy (0.6%):
LUKOIL PJSC, ADR	15,241	1,366
Financials (0.4%):
Sberbank of Russia PJSC	223,030	875
		2,793
Saudi Arabia (0.5%):
Financials (0.5%):
Al Rajhi Bank	29,657	1,119
Singapore (0.8%):
Consumer Staples (0.4%):
Wilmar International Ltd.	283,600	873
Financials (0.4%):
DBS Group Holdings Ltd.	38,700	938
		1,811
South Africa (0.6%):
Communication Services (0.3%):
Naspers Ltd., Class N	5,341	829

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Impala Platinum Holdings Ltd.	45,173	$638
		1,467
Spain (1.3%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	21,611	697
Financials (0.3%):
Banco Santander SA	258,435	858
Utilities (0.7%):
Acciona SA	4,771	908
EDP Renovaveis SA	28,521	709
		1,617
		3,172
Sweden (2.9%):
Consumer Staples (0.5%):
Swedish Match AB	153,453	1,219
Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	67,287	934
Health Care (0.3%):
Getinge AB, B Shares	17,973	784
Industrials (0.9%):
Sandvik AB	40,499	1,129
Volvo AB, Class B	37,581	870
		1,999
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson, Class B	80,054	881
Materials (0.4%):
Boliden AB	26,674	1,029
		6,846
Switzerland (7.0%):
Consumer Discretionary (0.7%):
Cie Financiere Richemont SA, Registered Shares	10,703	1,600
Consumer Staples (1.6%):
Coca-Cola HBC AG	26,551	919
Nestle SA, Registered Shares	20,053	2,801
		3,720
Financials (1.7%):
Julius Baer Group Ltd.	15,615	1,044
Swiss Life Holding AG	3,594	2,197
UBS Group AG	43,565	782
		4,023

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (2.7%):
Lonza Group AG, Registered Shares	1,271	$1,059
Novartis AG, Registered Shares	24,647	2,166
Roche Holding AG	7,712	3,200
		6,425
Materials (0.3%):
Holcim Ltd.	15,072	767
		16,535
Taiwan (4.3%):
Financials (1.0%):
Chailease Holding Co. Ltd.	115,281	1,097
Fubon Financial Holding Co. Ltd.	486,839	1,341
		2,438
Information Technology (3.3%):
MediaTek, Inc.	21,000	901
Realtek Semiconductor Corp.	102,000	2,132
Taiwan Semiconductor Manufacturing Co. Ltd.	179,000	3,961
Yageo Corp.	40,000	692
		7,686
		10,124
Thailand (0.3%):
Health Care (0.3%):
Chularat Hospital PCL	5,971,700	654
United Arab Emirates (0.3%):
Real Estate (0.3%):
Emaar Development PJSC (a) (d)	633,463	752
United Kingdom (9.7%):
Communication Services (0.8%):
Vodafone Group PLC	719,746	1,084
WPP PLC	47,271	720
		1,804
Consumer Discretionary (1.4%):
Barratt Developments PLC	84,411	857
Stellantis NV	128,854	2,432
		3,289
Consumer Staples (0.9%):
Tesco PLC	350,538	1,380
Unilever PLC	13,543	726
		2,106
Energy (0.8%):
BP PLC	296,986	1,331
Harbour Energy PLC (a)	145,093	700
		2,031

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (1.8%):
3i Group PLC	95,735	$1,876
Barclays PLC	360,100	917
Legal & General Group PLC	204,266	825
Standard Chartered PLC	109,594	666
		4,284
Health Care (0.9%):
AstraZeneca PLC	9,964	1,164
Hikma Pharmaceuticals PLC	28,917	868
		2,032
Industrials (1.8%):
Ashtead Group PLC	13,931	1,122
Bunzl PLC	20,167	787
Ferguson PLC	7,094	1,260
Royal Mail PLC	147,636	1,012
		4,181
Materials (0.9%):
Anglo American PLC	53,980	2,220
Real Estate (0.4%):
Safestore Holdings PLC	47,366	904
		22,851
Total Common Stocks (Cost $193,853)		230,145
Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares Core MSCI EAFE ETF	25,875	1,932
iShares Core MSCI Emerging Markets ETF	16,320	977
		2,909
Total Exchange-Traded Funds (Cost $3,049)		2,909
Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (e)	60,880	61
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	1,195,692	1,196
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	30,382	30
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	242,258	242
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	1,089,238	1,089
Total Collateral for Securities Loaned (Cost $2,618)		2,618
Total Investments (Cost $199,520) — 100.0%		235,672
Other assets in excess of liabilities — 0.0%		63
NET ASSETS — 100.00%		$235,735

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund - Core Equity	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $4,691 (thousands) and amounted to 2.0% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were 0.3% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Australia (6.8%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd.	384,403	$13,515
Super Retail Group Ltd.	1,250,533	11,329
		24,844
Consumer Staples (0.5%):
Elders Ltd.	1,893,498	16,905
Energy (0.4%):
Beach Energy Ltd.	14,691,039	13,485
Financials (0.7%):
Bank of Queensland Ltd. (a)	2,344,776	13,806
Pendal Group Ltd.	2,554,515	10,352
		24,158
Health Care (0.4%):
Ansell Ltd.	634,571	14,509
Industrials (0.3%):
Seven Group Holdings Ltd. (a)	803,340	12,637
Information Technology (0.4%):
Technology One Ltd.	1,633,081	15,150
Materials (2.1%):
Allkem, Ltd. (b)	2,586,389	19,615
CSR Ltd.	2,449,472	10,486
Mineral Resources Ltd.	406,078	16,583
OZ Minerals Ltd.	1,345,679	27,737
		74,421
Real Estate (1.3%):
Charter Hall Group	2,125,274	31,787
Shopping Centres Australasia Property Group	6,670,255	14,413
		46,200
		242,309
Canada (8.2%):
Consumer Discretionary (0.9%):
BRP, Inc. (a)	361,260	31,647
Energy (1.4%):
ARC Resources Ltd. (a)	2,679,711	24,365
Parex Resources, Inc. (a)	1,360,366	23,243
		47,608
Financials (0.9%):
Canadian Western Bank (a)	597,792	17,156
CI Financial Corp. (a)	768,244	16,060
		33,216
Health Care (0.1%):
Tilray, Inc., Class 2 (a) (b)	590,486	4,164

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (1.7%):
ATS Automation Tooling Systems, Inc. (a) (b)	607,634	$24,136
Ballard Power Systems, Inc. (a) (b)	310,733	3,904
Finning International, Inc.	875,009	22,055
TFI International, Inc. (a)	94,614	10,613
		60,708
Information Technology (0.8%):
Celestica, Inc.	991,433	11,053
The Descartes Systems Group, Inc. (a) (b)	187,634	15,520
		26,573
Materials (1.2%):
Canfor Corp. (b)	503,812	12,771
Dundee Precious Metals, Inc. (a)	2,302,747	14,237
Fortuna Silver Mines, Inc. (a) (b)	1,499,329	5,856
Kirkland Lake Gold Ltd.	1	—	(c)
Stella-Jones, Inc.	322,081	10,189
		43,053
Real Estate (1.2%):
Boardwalk Real Estate Invest (a)	385,537	16,713
Tricon Residential, Inc. (a)	1,684,859	25,790
		42,503
		289,472
Denmark (0.6%):
Consumer Staples (0.3%):
Royal Unibrew A/S	100,304	11,284
Information Technology (0.3%):
Netcompany Group A/S (a) (d)	101,728	10,909
		22,193
Finland (2.0%):
Industrials (1.3%):
Metso Outotec Oyj	1,448,472	15,381
Valmet Oyj	750,812	32,189
		47,570
Information Technology (0.4%):
TietoEVRY Oyj	480,355	15,004
Materials (0.3%):
Kemira Oyj	624,315	9,458
		72,032
France (8.2%):
Communication Services (0.6%):
Criteo SA, ADR (b)	273,253	10,621
Publicis Groupe SA	158,880	10,704
		21,325
See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.0%):
Faurecia SE	509,886	$24,256
La Francaise des Jeux SAEM (d)	253,264	11,223
		35,479
Energy (0.5%):
Vallourec SA (b)	1,632,609	16,331
Health Care (0.4%):
Korian SA	419,345	13,282
Industrials (2.3%):
Eiffage SA	252,984	26,081
Elis SA (b)	824,761	14,288
Nexans SA	225,488	22,046
Rexel SA	938,312	19,002
		81,417
Information Technology (1.7%):
Edenred	200,609	9,263
SOITEC (b)	135,486	33,193
Sopra Steria Group	95,525	17,141
		59,597
Materials (0.5%):
Arkema SA	123,349	17,408
Real Estate (1.2%):
Klepierre SA	941,831	22,284
Nexity SA	473,823	22,310
		44,594
		289,433
Germany (7.3%):
Communication Services (1.5%):
Freenet AG	730,502	19,304
ProSiebenSat.1 Media SE	1,116,262	17,731
United Internet AG, Registered Shares	376,258	14,916
		51,951
Consumer Discretionary (0.3%):
Hugo Boss AG	200,281	12,123
Financials (0.8%):
Deutsche Pfandbriefbank AG (d)	1,439,857	17,248
DWS Group GmbH & Co. KGaA (d)	317,308	12,794
		30,042
Health Care (1.2%):
Carl Zeiss Meditec AG	48,673	10,210
Dermapharm Holding SE	145,105	14,731
Gerresheimer AG (a)	188,381	18,111
		43,052
Industrials (1.4%):
GEA Group AG	355,911	19,438
Rheinmetall AG	191,798	18,048

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sixt Se (b)	63,651	$11,228
		48,714
Information Technology (0.6%):
Bechtle AG	295,080	20,996
Materials (0.9%):
Aurubis AG	171,463	17,138
LANXESS AG	259,215	16,028
		33,166
Real Estate (0.6%):
TAG Immobilien AG	741,311	20,705
		260,749
Gibraltar (0.3%):
Consumer Discretionary (0.3%):
888 Holdings PLC (a)	2,844,247	11,669
Hong Kong (1.1%):
Health Care (0.2%):
The United Laboratories International Holdings Ltd.	12,566,000	7,015
Industrials (0.3%):
Pacific Basin Shipping Ltd.	29,463,000	10,831
Information Technology (0.3%):
ASM Pacific Technology Ltd.	905,900	9,790
Real Estate (0.3%):
Hysan Development Co. Ltd.	3,456,000	10,685
		38,321
Ireland (1.1%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (b)	2,697,170	11,400
Consumer Staples (0.3%):
Glanbia PLC	748,561	10,457
Financials (0.5%):
Bank of Ireland Group PLC (b)	3,259,224	18,457
		40,314
Israel (2.0%):
Communication Services (0.5%):
Perion Network Ltd. (b)	768,242	18,476
Health Care (1.1%):
Inmode Ltd. (b)	535,399	37,789
Information Technology (0.4%):
Radware Ltd. (a) (b)	341,877	14,236
		70,501
Italy (2.7%):
Consumer Discretionary (0.3%):
De' Longhi SpA	291,870	10,441

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Banca Mediolanum SpA	1,505,944	$14,845
Industrials (0.4%):
Interpump Group SpA	173,299	12,693
Information Technology (0.8%):
Reply SpA	140,732	28,581
Materials (0.4%):
Buzzi Unicem SpA	626,255	13,492
Utilities (0.4%):
ACEA SpA	729,260	15,580
		95,632
Japan (19.6%):
Communication Services (1.3%):
Gungho Online Entertainment, Inc.	588,800	13,239
Internet Initiative Japan, Inc.	793,600	32,784
		46,023
Consumer Discretionary (2.9%):
ASKUL Corp.	723,100	9,649
Food & Life Cos Ltd.	397,700	15,019
Komeri Co. Ltd.	440,600	9,809
Resorttrust, Inc.	646,700	10,570
Saizeriya Co. Ltd.	400,400	10,460
Starts Corp., Inc.	388,800	8,497
Sumitomo Forestry Co. Ltd.	803,500	15,535
Tokyotokeiba Co. Ltd. (a)	212,200	7,861
Toyo Tire Corp.	1,055,600	16,482
		103,882
Consumer Staples (0.9%):
Morinaga Milk Industry Co. Ltd.	248,400	11,802
Nippon Suisan Kaisha Ltd.	1,993,400	9,423
Valor Holdings Co. Ltd.	505,300	9,438
		30,663
Financials (0.7%):
North Pacific Bank Ltd.	3,879,600	8,430
Zenkoku Hosho Co. Ltd.	356,100	15,524
		23,954
Health Care (1.5%):
Eiken Chemical Co. Ltd.	791,500	13,287
Miraca Holdings, Inc.	593,300	15,055
Sawai Group Holdings Co. Ltd.	282,400	10,798
Ship Healthcare Holdings, Inc.	548,800	12,790
		51,930
Industrials (5.2%):
BayCurrent Consulting, Inc.	88,700	34,194
CKD Corp.	723,500	14,699
Daihen Corp.	297,900	12,378

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Fuji Corp.	749,400	$16,811
FULLCAST Holdings Co. Ltd.	500,100	10,703
Infroneer Holdings, Inc. (b)	1,237,800	11,270
Kanamoto Co. Ltd.	394,900	8,286
Kintetsu World Express, Inc.	600,300	15,580
Kumagai Gumi Co. Ltd.	418,200	10,442
Outsourcing, Inc.	606,400	8,184
Sankyu, Inc.	268,900	11,160
Sanwa Holdings Corp.	1,033,600	11,039
Takeuchi Manufacturing Co. Ltd.	521,700	12,378
Ushio, Inc.	549,200	9,126
		186,250
Information Technology (3.7%):
Fuji Soft, Inc.	200,400	9,670
NEC Networks & System Integration Corp.	991,500	15,555
Nippon Electric Glass Co. Ltd.	803,500	20,605
Shinko Electric Industries Co. Ltd.	1,098,900	52,362
Taiyo Yuden Co. Ltd.	356,600	20,513
Tokyo Seimitsu Co. Ltd.	288,500	12,781
		131,486
Materials (1.4%):
Denka Co. Ltd.	457,900	14,985
Kaneka Corp.	369,000	12,118
Rengo Co. Ltd.	1,973,100	14,928
Zeon Corp.	695,700	8,043
		50,074
Real Estate (1.6%):
Invincible Investment Corp.	27,058	8,555
Kenedix Office Investment Corp.	1,694	10,470
Nippon Accommodations Fund, Inc.	2,098	12,088
Open House Group Co. Ltd.	506,700	26,483
		57,596
Utilities (0.4%):
West Holdings Corp.	307,200	15,276
		697,134
Korea, Republic Of (6.4%):
Communication Services (1.4%):
AfreecaTV Co. Ltd.	206,811	35,143
Neowiz (b)	483,823	14,656
		49,799
Consumer Discretionary (0.3%):
Coway Co. Ltd.	155,295	9,731
Consumer Staples (0.4%):
Cosmax, Inc. (b)	90,381	6,630
Maeil Dairies Co. Ltd.	135,674	7,839
		14,469

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.5%):
Osstem Implant Co. Ltd.	312,365	$37,408
PharmaResearch Co. Ltd.	215,856	14,868
		52,276
Industrials (0.5%):
Samsung Engineering Co. Ltd. (b)	845,214	16,253
Information Technology (1.7%):
LEENO Industrial, Inc.	85,467	14,235
LG Innotek Co. Ltd.	55,929	17,100
LX Semicon Co. Ltd.	127,744	17,939
Partron Co. Ltd.	1,138,106	12,699
		61,973
Materials (0.6%):
LOTTE Fine Chemical Co. Ltd.	182,309	11,484
Soulbrain Co. Ltd.	48,328	11,306
		22,790
		227,291
Malta (0.3%):
Consumer Discretionary (0.3%):
Kindred Group PLC	865,843	10,262
Netherlands (3.3%):
Energy (0.3%):
Fugro NV (b)	1,118,327	8,775
Financials (1.1%):
ASR Nederland NV	469,744	21,631
Euronext NV (d)	164,942	17,147
		38,778
Industrials (1.2%):
AerCap Holdings NV (b)	323,516	21,164
Signify NV (d)	492,347	22,859
		44,023
Information Technology (0.7%):
ASM International NV	24,471	10,801
BE Semiconductor Industries NV	178,371	15,162
		25,963
		117,539
Norway (0.3%):
Financials (0.3%):
Sparebanken Vest	921,810	10,472
Singapore (0.8%):
Energy (0.3%):
SembCorp Industries Ltd.	8,234,100	12,226

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.5%):
Frasers Logistics & Commercial Trust	14,929,800	$16,842
		29,068
Spain (3.8%):
Consumer Staples (0.3%):
Viscofan SA (a)	148,451	9,617
Financials (0.5%):
Bankinter SA	3,501,120	17,837
Health Care (0.8%):
Laboratorios Farmaceuticos Rovi SA	325,665	27,177
Industrials (0.7%):
Applus Services SA	1,163,403	10,665
Cia de Distribucion Integral Logista Holdings SA	657,913	13,128
		23,793
Materials (0.5%):
Acerinox SA	1,333,440	17,158
Real Estate (0.4%):
Merlin Properties Socimi SA	1,412,519	15,302
Utilities (0.6%):
Acciona SA	116,070	22,091
		132,975
Sweden (2.7%):
Communication Services (0.3%):
G5 Entertainment AB (a)	234,812	10,286
Consumer Discretionary (0.4%):
Dometic Group AB (d)	1,059,892	13,918
Health Care (0.7%):
Arjo AB, Class B	1,273,076	15,584
Getinge AB, B Shares	241,189	10,515
		26,099
Industrials (0.4%):
Trelleborg AB, Class B	540,776	14,194
Real Estate (0.9%):
Cibus Nordic Real Estate AB	436,815	14,052
Wihlborgs Fastigheter AB	749,975	17,003
		31,055
		95,552
Switzerland (5.8%):
Consumer Discretionary (0.4%):
Forbo Holding AG, Registered Shares	6,852	14,041
Consumer Staples (0.5%):
Coca-Cola HBC AG	316,995	10,974
Zur Rose Group AG (a) (b)	20,542	5,296
		16,270

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (1.8%):
Julius Baer Group Ltd.	302,620	$20,244
Swissquote Group Holding SA, Registered Shares	88,015	19,278
Vontobel Holding AG, Class R	268,443	23,481
		63,003
Health Care (0.9%):
Medmix AG (b) (d)	94,117	4,652
Tecan Group AG, Class R	46,422	28,205
		32,857
Industrials (1.6%):
Adecco Group AG	228,612	11,653
Bossard Holdings AG, Class A	35,586	12,802
Bucher Industries AG, Registered Shares	41,991	20,699
Sulzer AG, Registered Shares	133,624	13,131
		58,285
Real Estate (0.6%):
PSP Swiss Property AG, Registered Shares	156,954	19,565
		204,021
United Kingdom (13.8%):
Communication Services (1.1%):
Future PLC	739,252	38,265
Consumer Discretionary (2.5%):
Inchcape PLC	1,486,140	18,353
Marks & Spencer Group PLC (b)	5,754,501	18,099
Pets at Home Group PLC	2,648,968	16,670
Redrow PLC	2,161,634	20,627
Vistry Group PLC	1,062,074	16,986
		90,735
Consumer Staples (0.7%):
Cranswick PLC	284,416	14,324
Tate & Lyle PLC	1,260,512	11,339
		25,663
Energy (0.4%):
Capricorn Energy PLC (b)	5,387,635	13,903
Financials (2.1%):
Close Brothers Group PLC	734,536	14,007
Electrocomponents PLC (a)	939,843	15,410
IG Group Holdings PLC	1,116,222	12,336
Intermediate Capital Group PLC	477,838	14,228
OSB Group PLC	2,550,953	19,176
		75,157
Health Care (0.6%):
CVS Group PLC	348,031	10,575
Hikma Pharmaceuticals PLC	355,775	10,682
		21,257

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (2.1%):
IMI PLC	1,045,115	$24,644
Royal Mail PLC	3,087,678	21,166
Serco Group PLC	8,058,173	14,631
Travis Perkins PLC	626,449	13,222
		73,663
Information Technology (1.5%):
Computacenter PLC	667,512	26,510
Micro Focus International PLC	2,154,808	12,199
Spirent Communications PLC	3,653,496	13,782
		52,491
Materials (0.7%):
Endeavour Mining PLC (a)	557,371	12,220
Synthomer PLC	2,181,597	11,778
		23,998
Real Estate (1.8%):
LondonMetric Property PLC	3,646,911	14,013
Safestore Holdings PLC	1,433,598	27,359
Savills PLC	592,162	11,277
Tritax Big Box REIT PLC	3,560,573	12,010
		64,659
Utilities (0.3%):
Atlantica Sustainable Infrastructure PLC	316,805	11,329
		491,120
United States (1.2%):
Consumer Discretionary (0.7%):
International Game Technology PLC (a)	484,028	13,993
Nexteer Automotive Group Ltd.	9,661,000	11,994
		25,987
Industrials (0.5%):
Reliance Worldwide Corp. Ltd.	3,489,806	15,943
		41,930
Total Common Stocks (Cost $2,849,565)		3,489,989
Exchange-Traded Funds (0.7%)
United States (0.7%):
Vanguard FTSE Developed Markets ETF	447,827	22,866
Total Exchange-Traded Funds (Cost $22,890)		22,866
Collateral for Securities Loaned^ (3.3%)
United States (3.3%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	2,771,642	2,772
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	54,435,412	54,435

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	1,383,186	$1,383
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	11,029,098	11,029
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	49,588,978	49,589
Total Collateral for Securities Loaned (Cost $119,208)		119,208
Total Investments (Cost $2,991,663) — 102.3%		3,632,063
Liabilities in excess of other assets — (2.3)%		(81,731)
NET ASSETS — 100.00%		$3,550,332

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rounds to less than $1 thousand.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $110,750 (thousands) and amounted to 3.1% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (3.7%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 10/15/23 @ 100	$298	$298
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100	245	242
Home Equity Asset Trust, Series 2005-2, Class M5, 1.20% (LIBOR01M+110bps), 7/25/35, Callable 1/25/22 @ 100 (a)	208	208
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 8/25/24 @ 100 (b)	215	214
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 9/15/25 @ 100	283	280
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b) (c)	674	668
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (b)	332	330
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 10/15/24 @ 100 (b)	337	331
Total Asset-Backed Securities (Cost $2,586)		2,571
Collateralized Mortgage Obligations (1.2%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	296
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100	257	266
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	271
Total Collateralized Mortgage Obligations (Cost $838)		833
Preferred Stocks (4.6%)
Financials (2.0%):
AMG Capital Trust II, 5.15%, 10/15/37	6,220	364
Bank of America Corp., Series L, 7.25% (c) (d)	280	405
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (e)	2,570	239
Wells Fargo & Co., Series L, 7.50% (d)	245	365
		1,373
Health Care (0.1%):
Danaher Corp., Series B, 5.00%, 4/15/23	39	68
Industrials (0.5%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22 (e)	3,047	333
Utilities (2.0%):
American Electric Power Co., Inc., 6.13%, 8/15/23 (e)	1,615	85
CenterPoint Energy, Inc., 4.57%, 9/15/29	1,045	61
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	3,000	302
DTE Energy Co., 6.25%, 11/1/22	4,475	230
NextEra Energy, Inc., 5.28%, 3/1/23	7,295	420

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
NiSource, Inc., 7.75%, 3/1/24	210	$23
The Southern Co., Series 2019, 6.75%, 8/1/22	5,037	270
		1,391
Total Preferred Stocks (Cost $2,972)		3,165
Corporate Bonds (50.7%)
Communication Services (2.3%):
AT&T, Inc. 4.25%, 3/1/27, Callable 12/1/26 @ 100 (c)	$129	143
1.65%, 2/1/28, Callable 12/1/27 @ 100	117	115
5.15%, 11/15/46, Callable 5/15/46 @ 100 (c)	312	397
CenturyLink, Inc., 6.75%, 12/1/23	115	124
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	160
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	122
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	143	144
Verizon Communications, Inc. 3.38%, 2/15/25 (c)	116	123
3.55%, 3/22/51, Callable 9/22/50 @ 100 (c)	205	222
		1,550
Consumer Discretionary (7.4%):
Booking Holdings, Inc., 0.75%, 5/1/25 (c) (e)	305	449
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (c)	670	691
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	117
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100	201	209
2/15/26 (b) (e)	300	347
Ford Motor Co., 3/15/26 (b)	95	131
General Motors Co., 4.88%, 10/2/23 (c)	229	243
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	110	118
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	130	134
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	112	119
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	240
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	341
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	71
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	101	100
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	238
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (c)	268	272
3.00%, 5/15/30, Callable 11/15/29 @ 100	267	277
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (e)	240	274
Ross Stores, Inc. 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	168
0.88%, 4/15/26, Callable 3/15/26 @ 100	186	181
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	185	185
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	171
		5,076

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (2.0%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b) (c)	$368	$364
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	105	115
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	190
Church & Dwight Co., Inc. 2.45%, 8/1/22, Callable 7/1/22 @ 100 (c)	70	71
2.30%, 12/15/31, Callable 9/15/31 @ 100	139	140
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	131
Reynolds American, Inc., 6.15%, 9/15/43 (c)	175	216
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	182
		1,409
Energy (3.9%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	320	356
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100 (c)	234	242
2.27%, 11/15/26, Callable 11/15/23 @ 100 (b)	267	265
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	184
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (c)	84	87
HollyFrontier Corp., 2.63%, 10/1/23	265	270
Marathon Oil Corp., 6.60%, 10/1/37	255	337
Pioneer Natural Resources Co. 0.25%, 5/15/25 (c)	270	483
1.90%, 8/15/30, Callable 5/15/30 @ 100	251	238
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (c)	245	249
		2,711
Financials (12.9%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100 (c)	335	353
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	47
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	130	141
Ares Capital Corp., 4.63%, 3/1/24	345	394
Bank of America Corp. 4.20%, 8/26/24 (c)	160	171
3.25%, 10/21/27, Callable 10/21/26 @ 100	205	219
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)	340	342
Capital One Financial Corp. 3.30%, 10/30/24, Callable 9/30/24 @ 100 (c)	224	236
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a) (c)	395	375
Cincinnati Financial Corp., 6.13%, 11/1/34	230	313
Citigroup, Inc. 3.88%, 3/26/25	108	115
4.60%, 3/9/26 (c)	232	256
4.45%, 9/29/27 (c)	108	120
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	130	131
3.65%, 1/25/24, Callable 12/25/23 @ 100 (c)	584	612
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100 (c)	290	305
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	114

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	$250	$247
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100 (c)	425	449
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a) (e)	376	379
5.60%, 7/15/41	87	121
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	265	293
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	170	163
Morgan Stanley 4.88%, 11/1/22 (c)	303	313
3.13%, 7/27/26, MTN (c)	545	578
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	112
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	228	223
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	90	111
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100 (c)	373	392
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	290
Wells Fargo & Co. 4.30%, 7/22/27, MTN (c)	410	458
4.90%, 11/17/45 (c)	155	196
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	259
		8,828
Health Care (5.7%):
AbbVie, Inc. 3.20%, 11/21/29, Callable 8/21/29 @ 100	285	305
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	172
Anthem, Inc. 2.38%, 1/15/25, Callable 12/15/24 @ 100 (e)	148	152
2.75%, 10/15/42	68	447
Baxter International, Inc. 2.54%, 2/1/32, Callable 11/1/31 @ 100 (b)	390	394
3.50%, 8/15/46, Callable 2/15/46 @ 100	109	119
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	168	176
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	213
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	260	261
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (c)	135	138
Illumina, Inc. , 8/15/23 (e)	280	321
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	262	294
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	137
Universal Health Services, Inc. 1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	394	387
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	102	101
Viatris, Inc. 2.30%, 6/22/27, Callable 4/22/27 @ 100	95	96
4.00%, 6/22/50, Callable 12/22/49 @ 100	190	203
		3,916
Industrials (5.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	241	235
Air Lease Corp. 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	282	278
0.80%, 8/18/24, Callable 7/18/24 @ 100	146	143

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	$195	$207
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (c)	275	281
Fortive Corp., 0.88%, 2/15/22 (c)	440	440
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (c)	420	468
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 (e)	82	86
Norfolk Southern Corp. 2.30%, 5/15/31, Callable 2/15/31 @ 100 (e)	239	241
2.90%, 8/25/51, Callable 2/25/51 @ 100 (e)	125	123
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	145
Rockwell Automation, Inc., 6.25%, 12/1/37	155	216
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	130	130
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	139
Southwest Airlines Co., 1.25%, 5/1/25 (c)	300	400
		3,532
Information Technology (5.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	130	170
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	154
Block, Inc., 0.25%, 11/1/27 (e)	55	58
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	367
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (c)	342	368
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	315	341
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (c)	394	465
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	87	90
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	152
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	201
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	252
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	109
VMware, Inc., 2.95%, 8/21/22	360	365
Western Digital Corp. 1.50%, 2/1/24 (c)	430	436
2.85%, 2/1/29, Callable 12/1/28 @ 100	147	148
		3,676
Materials (1.1%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (c)	210	217
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	240	241
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	160	163
Southern Copper Corp., 5.25%, 11/8/42 (c)	95	120
		741
Real Estate (3.2%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (c)	630	641
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	108	114
Kite Realty Group LP, 0.75%, 4/1/27 (b)	185	192
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 (c)	339	355
Physicians Realty LP 3.95%, 1/15/28, Callable 10/15/27 @ 100	138	151
2.63%, 11/1/31, Callable 8/1/31 @ 100	128	128
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	134	137
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	142

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	$145	$160
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	184	184
		2,204
Utilities (1.7%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	213
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	349
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	246
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (c)	159	184
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 (e)	174	172
		1,164
Total Corporate Bonds (Cost $33,429)		34,807
Residential Mortgage-Backed Securities (0.1%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.42% (LIBOR01M+132bps), 10/25/32, Callable 1/25/22 @ 100 (a)	81	82
Total Residential Mortgage-Backed Securities (Cost $80)		82
Yankee Dollars (8.7%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	193	252
Consumer Staples (3.1%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	638	677
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b) (c)	670	686
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (b) (c)	574	578
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b) (c)	200	204
		2,145
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	142
Ecopetrol SA, 5.88%, 9/18/23 (c)	325	345
Statoil ASA, 3.95%, 5/15/43	100	117
		604
Financials (2.1%):
Barclays Bank PLC 2/4/25 (c)	110	187
2/18/25	65	74
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (a)	340	343
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (b)	155	204
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	110	126
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b) (c)	300	314
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	199
		1,447

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (1.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 7/15/25, Callable 6/15/25 @ 100 (c)	$150	$172
1.75%, 1/30/26, Callable 12/30/25 @ 100	150	147
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	90
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	92	95
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	200	204
		708
Materials (1.1%):
Anglo American Capital PLC 2.88%, 3/17/31, Callable 12/17/30 @ 100 (b) (c) (e)	300	298
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b) (e)	200	216
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	75	100
Vale Overseas Ltd., 6.25%, 8/10/26	143	166
		780
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	50	68
Total Yankee Dollars (Cost $5,774)		6,004
U.S. Government Mortgage-Backed Agencies (21.7%)
Federal Home Loan Bank 0.88%, 10/21/25	685	675
1.10%, 4/29/26	680	672
Series 000F, 1.00%, 9/30/26 (c)	680	669
Series 2, 1.10%, 9/30/26 (c)	680	669
Series 1, 1.20%, 10/29/26	685	677
Federal Home Loan Mortgage Corp. 9.00%, 4/1/25 (c)	7	7
7.50%, 8/1/29 (c)	8	9
Series 4395, Class PA, 2.50%, 4/15/37 (c)	199	205
5.00%, 7/1/39 (c)	457	513
Series 4320, Class AP, 3.50%, 7/15/39 – 10/15/40 (c)	214	223
Series 4444, Class CH, 3.00%, 1/15/41 – 10/1/46 (c)	508	529
4.50%, 7/1/44 – 12/1/45 (c)	707	779
2.50%, 7/1/50	242	248
2.00%, 3/1/51 (c)	615	614
Federal National Mortgage Association 3.50%, 2/1/32	120	127
Series 2005-19, Class PB, 5.50%, 3/25/35	269	304
6.00%, 2/1/37 (c)	78	91
3.50%, 8/1/39 – 12/25/50 (c)	1,388	1,476
Series 2011-21, Class PA, 4.50%, 5/25/40 (c)	348	365
3.00%, 6/1/40 – 2/1/47 (c)	1,763	1,857
Series 2013-81, Class KA, 2.75%, 9/25/42 (c)	194	200
4.00%, 11/1/43 – 10/1/48 (c)	814	882
4.00%, 3/1/47 – 6/1/49	104	112
Series 2017-96, Class DA, 2.50%, 12/25/47 (c)	203	207
3.00%, 5/1/48	283	296

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
4.50%, 5/1/50	$37	$40
2.00%, 3/1/51 (c)	1,034	1,034
2.00%, 3/25/51 (f)	1,400	1,390
		14,870
Total U.S. Government Mortgage-Backed Agencies (Cost $14,653)		14,870
U.S. Treasury Obligations (6.6%)
U.S. Treasury Bonds 2.88%, 5/15/43 (c)	50	58
1.25%, 5/15/50 (c)	2,656	2,258
U.S. Treasury Notes 0.25%, 3/15/24 (c)	593	586
0.75%, 4/30/26 (c)	1,500	1,471
1.63%, 5/15/31 (c)	161	163
Total U.S. Treasury Obligations (Cost $4,464)		4,536
Collateral for Securities Loaned^ (5.0%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	79,247	79
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	1,556,419	1,556
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	39,548	40
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	315,344	315
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	1,417,850	1,418
Total Collateral for Securities Loaned (Cost $3,408)		3,408
Total Investments (Cost $68,204) — 102.3%		70,276
Liabilities in excess of other assets — (2.3)%		(1,589)
NET ASSETS — 100.00%		$68,687

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $8,526 (thousands) and amounted to 12.4% of net assets.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

(d)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e)  All or a portion of this security is on loan.

(f)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(g)  Rate disclosed is the daily yield on December 31, 2021.

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	9	3/31/22	$1,967,442	$1,963,547	$(3,895)
5-Year U.S. Treasury Note Futures	1	3/31/22	121,029	120,976	(53)
Canadian Dollar Futures	13	3/15/22	1,020,890	1,027,650	6,760
Ultra Long Term U.S. Treasury Bond Futures	11	3/22/22	2,170,087	2,168,375	(1,712)
					$1,100

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	16	3/22/22	$2,085,200	$2,087,500	$(2,300)
E-Mini S&P 500 Futures	15	3/18/22	352,687	356,887	(4,200)
					$(6,500)
Total unrealized appreciation					$6,760
Total unrealized depreciation					(12,160)
Total net unrealized appreciation (depreciation)					$(5,400)

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Centrally Cleared Credit Default Swap Agreements
(Amounts not in thousands)

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at December 31, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 37	1.00%	12/20/26	Quarterly	0.49%	$3,000,000	$73,358	$72,583	$775
						$73,358	$72,583	$775

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
Assets:
Investments, at value (Cost $73,048, $221,382 and $1,437,391)	$93,274	(a)	$281,155	(b)	$1,937,579	(c)
Cash	2,377		4,705		15,854
Receivables:
Interest and dividends	63		425		2,754
Capital shares issued	232		190		2,868
Investments sold	1,069		—		2,844
From Adviser	7		126		—
Prepaid expenses	42		33		82
Total Assets	97,064		286,634		1,961,981
Liabilities:
Payables:
Collateral received on loaned securities	4,220		4,665		59,660
Investments purchased	1,549		2,430		—
Capital shares redeemed	10		182		1,122
Accrued expenses and other payables:
Investment advisory fees	75		170		1,355
Administration fees	4		14		102
Custodian fees	1		2		14
Transfer agent fees	26		—		206
Compliance fees	—	(d)	—	(d)	1
Trustees' fees	35		—		30
12b-1 fees	6		2		14
Other accrued expenses	14		12		114
Total Liabilities	5,940		7,477		62,618
Net Assets:
Capital	68,742		214,895		1,357,499
Total accumulated earnings/(loss)	22,382		64,262		541,864
Net Assets	$91,124		$279,157		$1,899,363
Net Assets
Class A	$44,587		$17,403		$86,454
Class C	1,865		91		7,136
Class R	1,842		—		6,148
Class R6	—		231,882		1,078,111
Class Y	39,342		28,258		721,514
Member Class	3,488		1,523		—
Total	$91,124		$279,157		$1,899,363
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,014		723		2,238
Class C	65		4		227
Class R	45		—		167
Class R6	—		9,522		26,579
Class Y	799		1,162		17,915
Member Class	79		62		—
Total	2,002		11,473		47,126

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund	Victory Integrity Small-Cap Value Fund
Net asset value, offering (except Class A) and redemption price per share: (e)
Class A	$43.99	$24.06	$38.62
Class C (f)	28.77	24.06	31.47
Class R	40.66	—	36.91
Class R6	—	24.35	40.56
Class Y	49.23	24.32	40.27
Member Class	44.06	24.47	—
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$46.67	$25.53	$40.98

(a)  Includes $4,064 of securities on loan.

(b)  Includes $4,575 of securities on loan.

(c)  Includes $57,545 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
Assets:
Investments, at value (Cost $175,159, $303,689 and $54,235)	$227,329	(a)	$488,008	(b)	$294,140	(c)
Cash	5,010		3,759		3,382
Deposit with broker for futures contracts	—		—		485
Receivables:
Interest and dividends	278		303		174
Capital shares issued	610		—	(d)	16
Investments sold	—		2,530		—
From Adviser	41		1		—
Prepaid expenses	35		28		33
Total Assets	233,303		494,629		298,230
Liabilities:
Payables:
Collateral received on loaned securities	5,985		625		4,781
Investments purchased	1,871		2,482		643
Capital shares redeemed	204		25		50
Variation margin on open futures contracts	—		—		9
Accrued expenses and other payables:
Investment advisory fees	147		307		46
Administration fees	11		25		15
Custodian fees	1		3		2
Transfer agent fees	5		136		37
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	—		175		37
12b-1 fees	1		49		18
Other accrued expenses	25		49		20
Total Liabilities	8,250		3,876		5,658
Net Assets:
Capital	168,955		272,223		50,978
Total accumulated earnings/(loss)	56,098		218,530		241,594
Net Assets	$225,053		$490,753		$292,572
Net Assets
Class A	$7,049		$441,197		$204,581
Class C	—		4,275		—
Class R	—		—		24,441
Class R6	157,958		—		—
Class Y	56,266		45,281		63,550
Member Class	3,780		—		—
Total	$225,053		$490,753		$292,572
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	309		7,836		7,657
Class C	—		104		—
Class R	—		—		919
Class R6	6,828		—		—
Class Y	2,441		723		2,356
Member Class	164		—		—
Total	9,742		8,663		10,932
See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Net asset value, offering (except Class A) and redemption price per share: (e)
Class A	$22.81	$56.31	$26.72
Class C (f)	—	41.12	—
Class R	—	—	26.60
Class R6	23.13	—	—
Class Y	23.05	62.63	26.97
Member Class	23.00	—	—
Maximum Sales Charge — Class A	5.75%	5.75%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$24.20	$59.75	$27.34

(a)  Includes $5,882 of securities on loan.

(b)  Includes $610 of securities on loan.

(c)  Includes $4,662 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent International Fund-Core Equity
Assets:
Investments, at value (Cost $326,270, $13,274 and $199,520)	$542,917	(a)	$18,508	(b)	$235,672	(c)
Foreign currency, at value (Cost $—, $— and $190)	—		—		190
Cash	2,450		336		2,048
Receivables:
Interest and dividends	231		2		415
Capital shares issued	173		21		8
Investments sold	1,438		—		—
Reclaims	—		—		248
From Adviser	4		2		165
Prepaid expenses	36		6		41
Total Assets	547,249		18,875		238,787
Liabilities:
Payables:
Collateral received on loaned securities	6,037		1,911		2,618
Capital shares redeemed	8,931		—		3
Investments purchased	2,774		—		—
Accrued foreign capital gains taxes	—		—		156
Accrued expenses and other payables:
Investment advisory fees	330		12		156
Administration fees	26		1		12
Custodian fees	4		—	(d)	13
Transfer agent fees	162		—	(d)	3
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	44		—		56
12b-1 fees	29		—	(d)	1
Other accrued expenses	50		7		34
Total Liabilities	18,387		1,931		3,052
Net Assets:
Capital	311,448		11,275		202,623
Total accumulated earnings/(loss)	217,414		5,669		33,112
Net Assets	$528,862		$16,944		$235,735
Net Assets
Class A	$220,716		$886		$5,310
Class C	7,396		—		88
Class I	—		15,851		2,800
Class R	12,656		—		—
Class R6	103,244		—		219,003
Class Y	184,850		207		8,534
Total	$528,862		$16,944		$235,735

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund	Victory Trivalent International Fund-Core Equity
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	$17,545	$50	$653
Class C	5,266	—	11
Class I	—	872	343
Class R	1,314	—	—
Class R6	5,857	—	26,608
Class Y	11,173	12	1,051
Total	41,155	934	28,666
Net asset value, offering (except Class A) and redemption price per share: (e)
Class A	$12.58	$17.79	$8.14
Class C (f)	1.40	—	8.16
Class I	—	18.17	8.17
Class R	9.63	—	—
Class R6	17.63	—	8.23
Class Y	16.54	17.93	8.12
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$13.35	$18.88	$8.64

(a)  Includes $5,787 of securities on loan.

(b)  Includes $1,852 of securities on loan.

(c)  Includes $2,505 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
Assets:
Investments, at value (Cost $2,991,663 and $68,204)	$3,632,063	(a)	$70,276	(b)
Foreign currency, at value (Cost $442 and $—)	444		—
Cash	29,302		2,211
Deposit with broker for futures contracts	—		410
Deposit with broker for swap agreements	—		267
Receivables:
Interest and dividends	5,929		365
Capital shares issued	3,340		—	(c)
Variation margin on open futures contracts	—		26
Variation margin on open swap agreements	—		1
Reclaims	4,028		—
From Adviser	798		10
Prepaid expenses	78		34
Total Assets	3,675,982		73,600
Liabilities:
Payables:
Collateral received on loaned securities	119,208		3,408
Investments purchased	—		1,392
Capital shares redeemed	2,718		—	(c)
Variation margin on open futures contracts	—		1
Accrued expenses and other payables:
Investment advisory fees	2,706		23
Administration fees	181		3
Custodian fees	84		2
Transfer agent fees	610		4
Compliance fees	1		—	(c)
Trustees' fees	11		64
12b-1 fees	12		1
Other accrued expenses	119		15
Total Liabilities	125,650		4,913
Net Assets:
Capital	2,860,152		70,974
Total accumulated earnings/(loss)	690,180		(2,287)
Net Assets	$3,550,332		$68,687
Net Assets
Class A	$90,907		$9,194
Class C	4,940		326
Class I	2,159,581		—
Class R6	149,569		26,733
Class Y	1,145,335		32,434
Total	$3,550,332		$68,687

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2021 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)  (continued)

	Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	$5,436	$939
Class C	305	33
Class I	128,257	—
Class R6	8,838	2,724
Class Y	68,349	3,307
Total	211,185	7,003
Net asset value, offering (except Class A) and redemption price per share: (d)
Class A	$16.72	$9.79
Class C (e)	16.18	9.86
Class I	16.84	—
Class R6	16.92	9.81
Class Y	16.76	9.81
Maximum Sales Charge — Class A	5.75%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$17.74	$10.02

(a)  Includes $114,017 of securities on loan.

(b)  Includes $3,334 of securities on loan.

(c)  Rounds to less than $1 thousand.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
Investment Income:
Dividends	$645	$2,442		$15,310
Interest	— (a)	—	(a)	5
Securities lending (net of fees)	3	2		20
Total Income	648	2,444		15,335
Expenses:
Investment advisory fees	443	997		8,218
Administration fees	24	72		520
Sub-Administration fees	9	9		9
12b-1 fees — Class A	56	19		109
12b-1 fees — Class C	10	—	(a)	37
12b-1 fees — Class R	5	—		16
Custodian fees	2	6		42
Transfer agent fees — Class A	34	9		99
Transfer agent fees — Class C	2	—	(a)	5
Transfer agent fees — Class R	4	—		9
Transfer agent fees — Class R6	—	10		44
Transfer agent fees — Class Y	31	19		440
Transfer agent fees — Member Class	3	1		—
Trustees' fees	3	8		57
Compliance fees	— (a)	1		7
Legal and audit fees	6	9		41
State registration and filing fees	42	36		84
Other expenses	11	20		105
Recoupment of prior expenses waived/reimbursed by Adviser	—	—		21
Total Expenses	685	1,216		9,863
Expenses waived/reimbursed by Adviser	(21)	(367)		(7)
Net Expenses	664	849		9,856
Net Investment Income (Loss)	(16)	1,595		5,479
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	4,460	18,696		172,600
Net change in unrealized appreciation/depreciation on investment securities	(3,297)	(2,759)		(96,823)
Net realized/unrealized gains (losses) on investments	1,163	15,937		75,777
Change in net assets resulting from operations	$1,147	$17,532		$81,256

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Investment Income:
Dividends	$1,930	$2,809	$1,944
Interest	1	1	—	(a)
Securities lending (net of fees)	2	2	1
Foreign tax withholding	—	—	—	(a)
Total Income	1,933	2,812	1,945
Expenses:
Investment advisory fees	851	1,753	270
Administration fees	58	127	77
Sub-Administration fees	9	9	9
12b-1 fees — Class A	8	525	151
12b-1 fees — Class C	—	21	—
12b-1 fees — Class R	—	—	52
Custodian fees	5	10	6
Transfer agent fees — Class A	6	379	65
Transfer agent fees — Class C	—	5	—
Transfer agent fees — Class R	—	—	4
Transfer agent fees — Class R6	1	—	—
Transfer agent fees — Class Y	13	16	30
Transfer agent fees — Member Class	3	—	—
Trustees' fees	6	11	7
Compliance fees	1	2	1
Legal and audit fees	8	13	10
State registration and filing fees	35	28	31
Interfund lending fees	—	— (a)	—
Other expenses	22	43	28
Total Expenses	1,026	2,942	741
Expenses waived/reimbursed by Adviser	(117)	(5)	—
Net Expenses	909	2,937	741
Net Investment Income (Loss)	1,024	(125)	1,204
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	13,340	35,431	7,206
Net realized gains (losses) from futures contracts	—	—	272
Net change in unrealized appreciation/depreciation on investment securities	(2,159)	37,468	21,469
Net change in unrealized appreciation/depreciation on futures contracts	—	—	(7)
Net realized/unrealized gains (losses) on investments	11,181	72,899	28,940
Change in net assets resulting from operations	$12,205	$72,774	$30,144

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund		Victory Trivalent International Fund-Core Equity
Investment Income:
Dividends	$2,289	$33		$3,053
Interest	—	—	(a)	—	(a)
Securities lending (net of fees)	6	6		20
Foreign tax withholding	(6)	—	(a)	(370)
Total Income	2,289	39		2,703
Expenses:
Investment advisory fees	2,069	73		906
Administration fees	150	5		62
Sub-Administration fees	9	9		9
12b-1 fees — Class A	278	1		7
12b-1 fees — Class C	42	—		—	(a)
12b-1 fees — Class R	33	—		—
Custodian fees	13	1		46
Transfer agent fees — Class A	177	—	(a)	6
Transfer agent fees — Class C	6	—		—	(a)
Transfer agent fees — Class I	—	—	(a)	—	(a)
Transfer agent fees — Class R	18	—		—
Transfer agent fees — Class R6	2	—		—	(a)
Transfer agent fees — Class Y	169	—	(a)	1
Trustees' fees	17	1		32
Compliance fees	2	—	(a)	1
Legal and audit fees	15	4		19
State registration and filing fees	45	6		46
Interest fees	1	—		—
Other expenses	39	6		27
Total Expenses	3,085	106		1,162
Expenses waived/reimbursed by Adviser	(12)	(6)		(521)
Net Expenses	3,073	100		641
Net Investment Income (Loss)	(784)	(61)		2,062
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	52,752	1,191		2,871
Foreign taxes on realized gains	—	—		(46)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(596)	(1,612)		(2,046)
Net change in accrued foreign taxes on unrealized gains	—	—		(12)
Net realized/unrealized gains (losses) on investments	52,156	(421)		767
Change in net assets resulting from operations	$51,372	$(482)		$2,829

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in Thousands)

	Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Investment Income:
Dividends	$31,999	$80
Interest	—	610
Securities lending (net of fees)	135	5
Foreign tax withholding	(4,000)	—
Total Income	28,134	695
Expenses:
Investment advisory fees	16,205	138
Administration fees	963	19
Sub-Administration fees	7	9
12b-1 fees — Class A	118	12
12b-1 fees — Class C	25	2
Custodian fees	266	6
Transfer agent fees — Class A	153	10
Transfer agent fees — Class C	3	— (b)
Transfer agent fees — Class I	1,403	—
Transfer agent fees — Class R6	2	— (b)
Transfer agent fees — Class Y	575	2
Trustees' fees	97	2
Compliance fees	12	— (b)
Legal and audit fees	100	7
State registration and filing fees	88	33
Interfund lending fees	2	—
Interest fees	3	—
Other expenses	183	7
Total Expenses	20,205	247
Expenses waived/reimbursed by Adviser	(2,219)	(30)
Net Expenses	17,986	217
Net Investment Income (Loss)	10,148	478
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	167,341	190
Net realized gains (losses) from futures contracts	—	101
Net realized gains (losses) from swap agreements	—	12
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(156,417)	(396)
Net change in unrealized appreciation/depreciation on futures contracts	—	(29)
Net change in unrealized appreciation/depreciation on swap agreements	—	1
Net realized/unrealized gains (losses) on investments	10,924	(121)
Change in net assets resulting from operations	$21,072	$357

(b)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(16)	$(96)	$1,595	$1,861	$5,479	$7,796
Net realized gains (losses) from investments	4,460	13,282	18,696	18,606	172,600	415,788
Net change in unrealized appreciation/depreciation on investments	(3,297)	33,986	(2,759)	72,691	(96,823)	625,957
Change in net assets resulting from operations	1,147	47,172	17,532	93,158	81,256	1,049,541
Distributions to Shareholders:
Class A	(2,076)	—	(799)	(196)	(13,359)	(90)
Class C	(128)	—	(4)	— (a)	(1,318)	—
Class R	(92)	—	—	—	(964)	—
Class R6	—	—	(10,936)	(3,719)	(165,101)	(5,456)
Class Y	(1,641)	—	(1,255)	(247)	(110,576)	(1,954)
Member Class (b)	(150)	—	(63)	(1)	—	—
From return of capital:
Class A	—	—	—	(44)	—	—
Class C	—	—	—	— (a)	—	—
Class R6	—	—	—	(844)	—	—
Class Y	—	—	—	(56)	—	—
Member Class (b)	—	—	—	(1)	—	—
Change in net assets resulting from distributions to shareholders	(4,087)	—	(13,057)	(5,108)	(291,318)	(7,500)
Change in net assets resulting from capital transactions	2,184	(17,609)	9,562	(25,403)	91,641	(591,559)
Change in net assets	(756)	29,563	14,037	62,647	(118,421)	450,482
Net Assets:
Beginning of period	91,880	62,317	265,120	202,473	2,017,784	1,567,302
End of period	$91,124	$91,880	$279,157	$265,120	$1,899,363	$2,017,784

(a)  Rounds to less than $1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$2,022	$4,616	$5,257	$2,340	$6,296	$24,763
Distributions reinvested	1,787	—	783	234	12,062	81
Cost of shares redeemed	(2,898)	(14,397)	(1,392)	(3,212)	(13,257)	(66,313)
Total Class A	$911	$(9,781)	$4,648	$(638)	$5,101	$(41,469)
Class C
Proceeds from shares issued	$132	$69	$8	$17	$176	$913
Distributions reinvested	117	—	4	1	1,284	—
Cost of shares redeemed	(351)	(1,491)	—	(11)	(862)	(2,746)
Total Class C	$(102)	$(1,422)	$12	$7	$598	$(1,833)
Class R
Proceeds from shares issued	$97	$632	$—	$—	$661	$2,845
Distributions reinvested	91	—	—	—	953	—
Cost of shares redeemed	(235)	(2,274)	—	—	(1,839)	(4,587)
Total Class R	$(47)	$(1,642)	$—	$—	$(225)	$(1,742)
Class R6
Proceeds from shares issued	$—	$—	$16,491	$32,650	$105,960	$239,858
Distributions reinvested	—	—	10,920	4,555	159,634	5,356
Cost of shares redeemed	—	—	(25,995)	(72,923)	(215,449)	(724,545)
Total Class R6	$—	$—	$1,416	$(35,718)	$50,145	$(479,331)
Class Y
Proceeds from shares issued	$7,911	$14,515	$5,352	$12,767	$63,037	$180,087
Distributions reinvested	1,337	—	1,242	299	105,214	1,797
Cost of shares redeemed	(9,240)	(21,292)	(3,770)	(2,904)	(132,229)	(249,068)
Total Class Y	$8	$(6,777)	$2,824	$10,162	$36,022	$(67,184)
Member Class (a)
Proceeds from shares issued	$2,345	$2,476	$737	$985	$—	$—
Distributions reinvested	150	—	63	1	—	—
Cost of shares redeemed	(1,081)	(463)	(138)	(202)	—	—
Total Member Class	$1,414	$2,013	$662	$784	$—	$—
Change in net assets resulting from capital transactions	$2,184	$(17,609)	$9,562	$(25,403)	$91,641	$(591,559)

(a)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Share Transactions:
Class A
Issued	47	123	218	112	147	734
Reinvested	42	—	34	12	326	2
Redeemed	(65)	(407)	(58)	(155)	(309)	(1,918)
Total Class A	24	(284)	194	(31)	164	(1,182)
Class C
Issued	5	3	1	1	5	27
Reinvested	4	—	— (a)	— (a)	43	—
Redeemed	(12)	(69)	—	(1)	(25)	(102)
Total Class C	(3)	(66)	1	— (a)	23	(75)
Class R
Issued	3	21	—	—	16	79
Reinvested	2	—	—	—	27	—
Redeemed	(6)	(64)	—	—	(44)	(136)
Total Class R	(1)	(43)	—	—	(1)	(57)
Class R6
Issued	—	—	680	1,550	2,353	6,278
Reinvested	—	—	465	235	4,086	152
Redeemed	—	—	(1,070)	(4,266)	(4,823)	(20,196)
Total Class R6	—	—	75	(2,481)	1,616	(13,766)
Class Y
Issued	157	354	223	561	1,420	4,710
Reinvested	28	—	53	15	2,715	51
Redeemed	(188)	(585)	(158)	(138)	(3,011)	(7,435)
Total Class Y	(3)	(231)	118	438	1,124	(2,674)
Member Class (b)
Issued	51	59	30	43	—	—
Reinvested	4	—	3	— (a)	—	—
Redeemed	(24)	(11)	(6)	(8)	—	—
Total Member Class	31	48	27	35	—	—
Change in Shares	48	(576)	415	(2,039)	2,926	(17,754)

(a)  Rounds to less than 1 thousand.

(b)  Victory Integrity Discovery Fund and Victory Integrity Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$1,024	$1,061	$(125)	$(713)	$1,204	$2,343
Net realized gains (losses) from investments	13,340	19,368	35,431	59,602	7,478	22,456
Net change in unrealized appreciation/depreciation on investments	(2,159)	60,800	37,468	73,487	21,462	56,130
Change in net assets resulting from operations	12,205	81,229	72,774	132,376	30,144	80,929
Distributions to Shareholders:
Class A	(414)	(59)	(43,777)	(244)	(14,485)	(11,972)
Class C	—	—	(566)	—	—	—
Class R	—	—	—	—	(1,583)	(993)
Class R6	(9,521)	(1,692)	—	—	—	—
Class Y	(3,472)	(644)	(4,126)	(124)	(4,461)	(3,648)
Member Class (a)	(201)	(2)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(13,608)	(2,397)	(48,469)	(368)	(20,529)	(16,613)
Change in net assets resulting from capital transactions	17,669	13,858	27,966	(41,195)	13,625	(8,496)
Change in net assets	16,266	92,690	52,271	90,813	23,240	55,820
Net Assets:
Beginning of period	208,787	116,097	438,482	347,669	269,332	213,512
End of period	$225,053	$208,787	$490,753	$438,482	$292,572	$269,332

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$944	$3,876	$6,555	$5,765	$4,745	$8,080
Distributions reinvested	414	59	37,870	211	12,580	10,439
Cost of shares redeemed	(862)	(2,792)	(18,546)	(42,345)	(14,536)	(23,902)
Total Class A	$496	$1,143	$25,879	$(36,369)	$2,789	$(5,383)
Class C
Proceeds from shares issued	$—	$—	$207	$254	$—	$—
Distributions reinvested	—	—	516	—	—	—
Cost of shares redeemed	—	—	(861)	(3,268)	—	—
Total Class C	$—	$—	$(138)	$(3,014)	$—	$—
Class R
Proceeds from shares issued	$—	$—	$—	$—	$6,295	$3,501
Distributions reinvested	—	—	—	—	1,583	993
Cost of shares redeemed	—	—	—	—	(1,925)	(4,476)
Total Class R	$—	$—	$—	$—	$5,953	$18
Class R6
Proceeds from shares issued	$22,207	$35,979	$—	$—	$—	$—
Distributions reinvested	9,495	1,689	—	—	—	—
Cost of shares redeemed	(16,254)	(29,451)	—	—	—	—
Total Class R6	$15,448	$8,217	$—	$—	$—	$—
Class Y
Proceeds from shares issued	$6,786	$14,072	$2,124	$3,433	$4,380	$9,028
Distributions reinvested	2,460	511	2,786	82	4,408	3,454
Cost of shares redeemed	(8,944)	(12,315)	(2,685)	(5,327)	(3,905)	(15,613)
Total Class Y	$302	$2,268	$2,225	$(1,812)	$4,883	$(3,131)
Member Class (a)
Proceeds from shares issued	$1,861	$2,616	$—	$—	$—	$—
Distributions reinvested	201	2	—	—	—	—
Cost of shares redeemed	(639)	(388)	—	—	—	—
Total Member Class	$1,423	$2,230	$—	$—	$—	$—
Change in net assets resulting from capital transactions	$17,669	$13,858	$27,966	$(41,195)	$13,625	$(8,496)

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Share Transactions:
Class A
Issued	41	180	117	129	177	352
Reinvested	19	3	695	5	480	466
Redeemed	(38)	(137)	(327)	(923)	(539)	(1,042)
Total Class A	22	46	485	(789)	118	(224)
Class C
Issued	—	—	5	7	—	—
Reinvested	—	—	13	—	—	—
Redeemed	—	—	(20)	(98)	—	—
Total Class C	—	—	(2)	(91)	—	—
Class R
Issued	—	—	—	—	234	153
Reinvested	—	—	—	—	61	45
Redeemed	—	—	—	—	(72)	(197)
Total Class R	—	—	—	—	223	1
Class R6
Issued	953	1,756	—	—	—	—
Reinvested	426	93	—	—	—	—
Redeemed	(700)	(1,586)	—	—	—	—
Total Class R6	679	263	—	—	—	—
Class Y
Issued	279	686	34	68	161	385
Reinvested	111	28	46	2	166	153
Redeemed	(383)	(675)	(43)	(104)	(143)	(674)
Total Class Y	7	39	37	(34)	184	(136)
Member Class (a)
Issued	80	120	—	—	—	—
Reinvested	9	— (b)	—	—	—	—
Redeemed	(28)	(17)	—	—	—	—
Total Member Class	61	103	—	—	—	—
Change in Shares	769	451	520	(914)	525	(359)

(a)  Victory Integrity Small/Mid-Cap Value Fund Member Class commenced operations on November 3, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent International Fund-Core Equity
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(784)	$(2,599)	$(61)	$(91)	$2,062	$5,148
Net realized gains (losses) from investments	52,752	159,032	1,191	1,315	2,825	5,843
Net change in unrealized appreciation/depreciation on investments	(596)	70,979	(1,612)	4,924	(2,058)	37,361
Change in net assets resulting from operations	51,372	227,412	(482)	6,148	2,829	48,352
Distributions to Shareholders:
Class A	(55,098)	(23,341)	(85)	(36)	(177)	(62)
Class C	(5,636)	(3,462)	—	—	(2)	— (a)
Class I	—	—	(1,494)	(1,071)	(103)	(46)
Class R	(3,821)	(1,885)	—	—	—	—
Class R6	(19,676)	(8,673)	—	—	(7,901)	(2,687)
Class Y	(39,212)	(23,441)	(14)	(9)	(303)	(110)
Change in net assets resulting from distributions to shareholders	(123,443)	(60,802)	(1,593)	(1,116)	(8,486)	(2,905)
Change in net assets resulting from capital transactions	19,499	(169,539)	1,919	1,252	19,337	43,468
Change in net assets	(52,572)	(2,929)	(156)	6,284	13,680	88,915
Net Assets:
Beginning of period	581,434	584,363	17,100	10,816	222,055	133,140
End of period	$528,862	$581,434	$16,944	$17,100	$235,735	$222,055

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent International Fund-Core Equity
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$9,984	$15,937	$314	$135	$40	$616
Distributions reinvested	50,743	21,270	84	35	152	53
Cost of shares redeemed	(21,811)	(62,892)	(22)	(80)	(129)	(1,104)
Total Class A	$38,916	$(25,685)	$376	$90	$63	$(435)
Class C
Proceeds from shares issued	$91	$128	$—	$—	$1	$3
Distributions reinvested	5,595	3,445	—	—	2	— (a)
Cost of shares redeemed	(3,197)	(9,106)	—	—	(20)	(134)
Total Class C	$2,489	$(5,533)	$—	$—	$(17)	$(131)
Class I
Proceeds from shares issued	$—	$—	$18	$175	$— (a)	$— (a)
Distributions reinvested	—	—	1,494	1,071	103	46
Cost of shares redeemed	—	—	(37)	(114)	(518)	(66)
Total Class I	$—	$—	$1,475	$1,132	$(415)	$(20)
Class R
Proceeds from shares issued	$875	$1,783	$—	$—	$—	$—
Distributions reinvested	3,814	1,882	—	—	—	—
Cost of shares redeemed	(2,854)	(6,595)	—	—	—	—
Total Class R	$1,835	$(2,930)	$—	$—	$—	$—
Class R6
Proceeds from shares issued	$9,347	$13,910	$—	$—	$12,307	$44,300
Distributions reinvested	19,626	8,636	—	—	7,901	2,687
Cost of shares redeemed	(14,348)	(67,516)	—	—	(682)	(3,122)
Total Class R6	$14,625	$(44,970)	$—	$—	$19,526	$43,865
Class Y
Proceeds from shares issued	$4,010	$13,776	$64	$21	$17	$401
Distributions reinvested	38,340	22,365	14	9	266	97
Cost of shares redeemed	(80,716)	(126,562)	(10)	—	(103)	(309)
Total Class Y	$(38,366)	$(90,421)	$68	$30	$180	$189
Change in net assets resulting from capital transactions	$19,499	$(169,539)	$1,919	$1,252	$19,337	$43,468

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent International Fund-Core Equity
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Share Transactions:
Class A
Issued	709	1,167	16	8	5	89
Reinvested	4,208	1,611	5	2	19	7
Redeemed	(1,417)	(4,603)	(1)	(5)	(16)	(152)
Total Class A	3,500	(1,825)	20	5	8	(56)
Class C
Issued	38	25	—	—	(1)	— (a)
Reinvested	4,144	762	—	—	— (a)	— (a)
Redeemed	(784)	(1,785)	—	—	(1)	(19)
Total Class C	3,398	(998)	—	—	(2)	(19)
Class I
Issued	—	—	— (a)	9	1	— (a)
Reinvested	—	—	87	61	13	6
Redeemed	—	—	(2)	(6)	(64)	(8)
Total Class I	—	—	85	64	(50)	(2)
Class R
Issued	72	154	—	—	—	—
Reinvested	413	172	—	—	—	—
Redeemed	(227)	(567)	—	—	—	—
Total Class R	258	(241)	—	—	—	—
Class R6
Issued	454	786	—	—	1,494	6,110
Reinvested	1,160	505	—	—	974	357
Redeemed	(703)	(3,988)	—	—	(81)	(413)
Total Class R6	911	(2,697)	—	—	2,387	6,054
Class Y
Issued	212	823	4	1	2	52
Reinvested	2,417	1,376	1	1	33	13
Redeemed	(4,238)	(7,632)	(1)	—	(13)	(43)
Total Class Y	(1,609)	(5,433)	4	2	22	22
Change in Shares	6,458	(11,194)	109	71	2,365	5,999

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$10,148	$38,085	$478	$1,176
Net realized gains (losses) from investments	167,341	315,377	303	548
Net change in unrealized appreciation/ depreciation on investments	(156,417)	497,274	(424)	(407)
Change in net assets resulting from operations	21,072	850,736	357	1,317
Distributions to Shareholders:
Class A	(7,089)	—	(93)	(249)
Class C	(363)	—	(2)	(8)
Class I	(175,425)	(6,561)	—	—
Class R6	(11,807)	(355)	(303)	(680)
Class Y	(93,356)	(2,549)	(355)	(843)
Change in net assets resulting from distributions to shareholders	(288,040)	(9,465)	(753)	(1,780)
Change in net assets resulting from capital transactions	481,810	630,234	1,250	(3,357)
Change in net assets	214,842	1,471,505	854	(3,820)
Net Assets:
Beginning of period	3,335,490	1,863,985	67,833	71,653
End of period	$3,550,332	$3,335,490	$68,687	$67,833

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$12,974	$39,592	$250	$604
Distributions reinvested	5,380	—	81	219
Cost of shares redeemed	(14,879)	(86,919)	(463)	(2,844)
Total Class A	$3,475	$(47,327)	$(132)	$(2,021)
Class C
Proceeds from shares issued	$401	$656	$3	$76
Distributions reinvested	331	—	2	9
Cost of shares redeemed	(375)	(1,560)	(129)	(357)
Total Class C	$357	$(904)	$(124)	$(272)
Class I
Proceeds from shares issued	$427,850	$843,443	$—	$—
Distributions reinvested	127,349	5,005	—	—
Cost of shares redeemed	(235,585)	(353,920)	—	—
Total Class I	$319,614	$494,528	$—	$—
Class R6
Proceeds from shares issued	$25,316	$57,389	$126	$2,005
Distributions reinvested	11,804	354	303	680
Cost of shares redeemed	(10,051)	(31,825)	(509)	(1,558)
Total Class R6	$27,069	$25,918	$(80)	$1,127
Class Y
Proceeds from shares issued	$164,645	$415,535	$1,634	$243
Distributions reinvested	90,858	2,460	263	603
Cost of shares redeemed	(124,208)	(259,976)	(311)	(3,037)
Total Class Y	$131,295	$158,019	$1,586	$(2,191)
Change in net assets resulting from capital transactions	$481,810	$630,234	$1,250	$(3,357)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Share Transactions:
Class A
Issued	731	2,538	25	61
Reinvested	327	—	8	22
Redeemed	(823)	(5,762)	(47)	(287)
Total Class A	235	(3,224)	(14)	(204)
Class C
Issued	23	41	— (a)	8
Reinvested	21	—	— (a)	1
Redeemed	(22)	(104)	(13)	(36)
Total Class C	22	(63)	(13)	(27)
Class I
Issued	23,468	53,324	—	—
Reinvested	7,672	316	—	—
Redeemed	(13,048)	(21,878)	—	—
Total Class I	18,092	31,762	—	—
Class R6
Issued	1,369	3,632	13	204
Reinvested	708	22	31	68
Redeemed	(547)	(2,000)	(52)	(156)
Total Class R6	1,530	1,654	(8)	116
Class Y
Issued	9,169	25,779	167	24
Reinvested	5,504	156	27	61
Redeemed	(7,106)	(16,681)	(32)	(307)
Total Class Y	7,567	9,254	162	(222)
Change in Shares	27,446	39,383	127	(337)

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

This page is intentionally left blank.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$45.53	(0.02)	0.62	0.60	(2.14)	(2.14)
Year Ended June 30:
2021	$24.03	(0.07)	21.57	21.50	—	—
2020	$32.28	(0.05)	(7.38)	(7.43)	(0.82)	(0.82)
2019	$42.75	(0.11)	(5.61)	(5.72)	(4.75)	(4.75)
2018	$41.01	(0.16)	6.40	6.24	(4.50)	(4.50)
2017	$32.71	(0.19)	10.10	9.91	(1.61)	(1.61)
Class C
Six Months Ended December 31, 2021 (Unaudited):	$30.67	(0.15)	0.39	0.24	(2.14)	(2.14)
Year Ended June 30:
2021	$16.32	(0.21)	14.56	14.35	—	—
2020	$22.36	(0.22)	(5.00)	(5.22)	(0.82)	(0.82)
2019	$31.69	(0.28)	(4.30)	(4.58)	(4.75)	(4.75)
2018	$31.69	(0.34)	4.84	4.50	(4.50)	(4.50)
2017	$25.76	(0.38)	7.92	7.54	(1.61)	(1.61)
Class R
Six Months Ended December 31, 2021 (Unaudited):	$42.35	(0.12)	0.57	0.45	(2.14)	(2.14)
Year Ended June 30:
2021	$22.45	(0.18)	20.08	19.90	—	—
2020	$30.36	(0.18)	(6.91)	(7.09)	(0.82)	(0.82)
2019	$40.76	(0.28)	(5.37)	(5.65)	(4.75)	(4.75)
2018	$39.49	(0.28)	6.05	5.77	(4.50)	(4.50)
2017	$31.71	(0.37)	9.76	9.39	(1.61)	(1.61)

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$43.99	1.53%	1.57%	(0.11)%	1.57%	$44,587	22%
Year Ended June 30:
2021	$45.53	89.47%	1.62%	(0.20)%	1.62%	$45,073	41%
2020	$24.03	(23.78)%	1.59%	(0.18)%	1.59%	$30,614	40%
2019	$32.28	(12.02)%	1.55%	(0.29)%	1.55%	$50,963	40%
2018	$42.75	15.76%	1.54%	(0.39)%	1.54%	$67,840	45%
2017	$41.01	30.36%	1.55%	(0.50)%	1.55%	$85,228	110%
Class C
Six Months Ended December 31, 2021 (Unaudited):	$28.77	1.09%	2.45%	(0.96)%	2.92%	$1,865	22%
Year Ended June 30:
2021	$30.67	87.93%	2.45%	(0.95)%	2.87%	$2,079	41%
2020	$16.32	(24.42)%	2.46%	(1.09)%	2.52%	$2,194	40%
2019	$22.36	(12.74)%	2.34%	(1.07)%	2.34%	$6,633	40%
2018	$31.69	14.88%	2.32%	(1.10)%	2.32%	$9,871	45%
2017	$31.69	29.33%	2.36%	(1.28)%	2.36%	$15,796	110%
Class R
Six Months Ended December 31, 2021 (Unaudited):	$40.66	1.29%	2.08%	(0.58)%	2.85%	$1,842	22%
Year Ended June 30:
2021	$42.35	88.56%	2.08%	(0.58)%	2.43%	$1,955	41%
2020	$22.45	(24.10)%	2.08%	(0.65)%	2.33%	$1,990	40%
2019	$30.36	(12.49)%	2.08%	(0.84)%	2.41%	$3,038	40%
2018	$40.76	15.15%	2.08%	(0.70)%	2.27%	$3,465	45%
2017	$39.49	29.67%	2.08%	(0.99)%	2.56%	$2,291	110%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$50.63	0.03	0.71	0.74	(2.14)	(2.14)
Year Ended June 30:
2021	$26.64	0.03	23.96	23.99	—	—
2020	$35.65	— (e)	(8.19)	(8.19)	(0.82)	(0.82)
2019	$46.47	(0.03)	(6.04)	(6.07)	(4.75)	(4.75)
2018	$44.11	(0.05)	6.91	6.86	(4.50)	(4.50)
2017	$35.02	(0.13)	10.83	10.70	(1.61)	(1.61)
Member Class
Six Months Ended December 31, 2021 (Unaudited)	$45.58	0.01	0.61	0.62	(2.14)	(2.14)
November 3, 2020 (g) through June 30, 2021	$26.37	(0.30)	19.51	19.21	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  Amount is less than 0.005%.

(g)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$49.23	1.65%	1.34%	0.12%		1.34%	$39,342	22%
Year Ended June 30:
2021	$50.63	90.05%	1.31%	0.07%		1.31%	$40,600	41%
2020	$26.64	(23.64)%	1.38%	—	%(f)	1.38%	$27,519	40%
2019	$35.65	(11.81)%	1.30%	(0.06)%		1.30%	$71,708	40%
2018	$46.47	16.08%	1.28%	(0.12)%		1.28%	$78,079	45%
2017	$44.11	30.62%	1.38%	(0.30)%		1.38%	$49,468	110%
Member Class
Six Months Ended December 31, 2021 (Unaudited)	$44.06	1.57%	1.50%	0.05%		2.04%	$3,488	22%
November 3, 2020 (g) through June 30, 2021	$45.58	72.85%	1.50%	(1.04)%		5.05%	$2,172	41%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory Integrity Mid-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$23.72	0.11	1.39	1.50	—	(1.16)	—
Year Ended June 30:
2021	$15.30	0.13	8.74	8.87	(0.37)	—	(0.08)
2020	$17.86	0.24	(2.70)	(2.46)	(0.10)	—	—
2019	$19.17	0.19	(0.32)	(0.13)	(0.19)	(0.99)	—
2018	$17.91	0.19	1.84	2.03	(0.15)	(0.62)	—
2017	$15.43	0.03	2.45	2.48	—	—	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$23.81	0.01	1.40	1.41	—	(1.16)	—
Year Ended June 30,
2021	$15.37	(0.05)	8.82	8.77	(0.27)	—	(0.06)
November 4, 2019 (e) through June 30, 2020	$18.75	0.11	(3.39)	(3.28)	(0.10)	—	—
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$23.99	0.15	1.42	1.57	(0.05)	(1.16)	—
Year Ended June 30:
2021	$15.47	0.19	8.85	9.04	(0.43)	—	(0.09)
2020	$18.02	0.33	(2.74)	(2.41)	(0.14)	—	—
2019	$19.30	0.26	(0.32)	(0.06)	(0.23)	(0.99)	—
2018	$18.02	0.22	1.87	2.09	(0.19)	(0.62)	—
2017	$15.53	0.12	2.43	2.55	(0.06)	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Mid-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(1.16)	$24.06	6.50%	1.00%	0.90%	1.30%	$17,403	30%
Year Ended June 30:
2021	(0.45)	$23.72	58.66%	1.00%	0.64%	1.37%	$12,542	67%
2020	(0.10)	$15.30	(13.90)%	1.00%	1.40%	1.43%	$8,574	82%
2019	(1.18)	$17.86	0.36%	1.00%	1.05%	1.51%	$7,567	73%
2018	(0.77)	$19.17	11.32%	1.09%	1.01%	1.67%	$4,255	73%
2017	—	$17.91	16.07%	1.35%	0.19%	1.94%	$2,864	68%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(1.16)	$24.06	6.10%	1.75%	0.11%	4.37%	$91	30%
Year Ended June 30,
2021	(0.33)	$23.81	57.43%	1.75%	(0.25)%	16.27%	$78	67%
November 4, 2019 (e) through June 30, 2020	(0.10)	$15.37	(17.55)%	1.75%	1.02%	43.95%	$44	82%
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(1.21)	$24.35	6.72%	0.60%	1.23%	0.87%	$231,882	30%
Year Ended June 30:
2021	(0.52)	$23.99	59.24%	0.60%	0.94%	0.88%	$226,652	67%
2020	(0.14)	$15.47	(13.53)%	0.60%	1.93%	0.88%	$184,503	82%
2019	(1.22)	$18.02	0.72%	0.60%	1.43%	0.94%	$56,232	73%
2018	(0.81)	$19.30	11.68%	0.77%	1.14%	1.17%	$6,750	73%
2017	(0.06)	$18.02	16.42%	0.89%	0.71%	3.01%	$1,375	68%
(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory Integrity Mid-Cap Value Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$23.95	0.13	1.41	1.54	(0.01)	(1.16)	—
Year Ended June 30:
2021	$15.44	0.06	8.94	9.00	(0.41)	—	(0.08)
2020	$18.02	0.25	(2.68)	(2.43)	(0.15)	—	—
2019	$19.34	0.28	(0.37)	(0.09)	(0.24)	(0.99)	—
2018	$18.06	0.24	1.85	2.09	(0.19)	(0.62)	—
2017	$15.58	0.13	2.43	2.56	(0.08)	—	—
Member Class
Six Months Ended December 31, 2021 (Unaudited):	$24.08	0.13	1.42	1.55	—	(1.16)	—
November 3, 2020 (e) through June 30, 2021	$16.94	(0.26)	7.58	7.32	(0.17)	—	(0.01)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Mid-Cap Value Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(1.17)	$24.32	6.63%	0.75%	1.09%	1.03%	$28,258	30%
Year Ended June 30:
2021	(0.49)	$23.95	59.03%	0.75%	0.29%	1.08%	$25,003	67%
2020	(0.15)	$15.44	(13.67)%	0.75%	1.46%	1.21%	$9,352	82%
2019	(1.23)	$18.02	0.58%	0.75%	1.52%	1.17%	$21,486	73%
2018	(0.81)	$19.34	11.58%	0.84%	1.25%	1.13%	$59,866	73%
2017	(0.08)	$18.06	16.43%	0.89%	0.74%	1.18%	$47,989	68%
Member Class
Six Months Ended December 31, 2021 (Unaudited):	(1.16)	$24.47	6.61%	0.85%	1.07%	2.60%	$1,523	30%
November 3, 2020 (e) through June 30, 2021	(0.18)	$24.08	43.46%	0.85%	(1.69)%	8.67%	$845	67%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Small-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$43.97	0.03	1.60	1.63	(0.04)	(6.94)
Year Ended June 30:
2021	$24.40	(0.01)	19.61	19.60	(0.03)	—
2020	$32.37	0.03	(7.86)	(7.83)	—	(0.14)
2019	$40.06	0.09	(3.59)	(3.50)	—	(4.19)
2018	$37.70	(0.04)	4.76	4.72	—	(2.36)
2017	$30.72	(0.08)	7.06	6.98	—	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$37.22	(0.12)	1.31	1.19	—	(6.94)
Year Ended June 30:
2021	$20.81	(0.26)	16.67	16.41	—	—
2020	$27.85	(0.17)	(6.73)	(6.90)	—	(0.14)
2019	$35.40	(0.13)	(3.23)	(3.36)	—	(4.19)
2018	$33.76	(0.24)	4.24	4.00	—	(2.36)
2017	$27.69	(0.28)	6.35	6.07	—	—
Class R
Six Months Ended December 31, 2021 (Unaudited):	$42.35	(0.03)	1.53	1.50	—	(6.94)
Year Ended June 30:
2021	$23.53	(0.10)	18.92	18.82	—	—
2020	$31.32	(0.05)	(7.60)	(7.65)	—	(0.14)
2019	$39.02	(0.01)	(3.50)	(3.51)	—	(4.19)
2018	$36.86	(0.13)	4.65	4.52	—	(2.36)
2017	$30.11	(0.16)	6.91	6.75	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(6.98)	$38.62	4.40%	1.48%	0.12%	1.48%	$86,454	24%
Year Ended June 30:
2021	(0.03)	$43.97	80.37%	1.50%	(0.02)%	1.50%	$91,203	56%
2020	(0.14)	$24.40	(24.33)%	1.48%	0.10%	1.48%	$79,429	80%
2019	(4.19)	$32.37	(7.16)%	1.50%	0.25%	1.58%	$140,439	72%
2018	(2.36)	$40.06	12.55%	1.50%	(0.10)%	1.54%	$221,775	70%
2017	—	$37.70	22.72%	1.50%	(0.22)%	1.52%	$219,113	58%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(6.94)	$31.47	4.02%	2.25%	(0.65)%	2.25%	$7,136	24%
Year Ended June 30:
2021	—	$37.22	78.86%	2.34%	(0.89)%	2.34%	$7,578	56%
2020	(0.14)	$20.81	(24.91)%	2.25%	(0.69)%	2.25%	$5,796	80%
2019	(4.19)	$27.85	(7.79)%	2.16%	(0.42)%	2.16%	$11,083	72%
2018	(2.36)	$35.40	11.86%	2.13%	(0.70)%	2.13%	$16,746	70%
2017	—	$33.76	21.92%	2.16%	(0.89)%	2.16%	$27,015	58%
Class R
Six Months Ended December 31, 2021 (Unaudited):	(6.94)	$36.91	4.27%	1.75%	(0.15)%	1.97%	$6,148	24%
Year Ended June 30:
2021	—	$42.35	79.91%	1.75%	(0.29)%	1.95%	$7,099	56%
2020	(0.14)	$23.53	(24.54)%	1.75%	(0.19)%	1.86%	$5,303	80%
2019	(4.19)	$31.32	(7.39)%	1.75%	(0.03)%	1.99%	$10,451	72%
2018	(2.36)	$39.02	12.29%	1.75%	(0.35)%	1.89%	$14,952	70%
2017	—	$36.86	22.42%	1.75%	(0.46)%	2.06%	$15,317	58%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Small-Cap Value Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$45.91	0.15	1.68	1.83	(0.24)	(6.94)
Year Ended June 30:
2021	$25.43	0.18	20.47	20.65	(0.17)	—
2020	$33.70	0.19	(8.18)	(7.99)	(0.14)	(0.14)
2019	$41.51	0.24	(3.67)	(3.43)	(0.19)	(4.19)
2018	$38.86	0.18	4.92	5.10	(0.09)	(2.36)
2017	$31.60	0.12	7.28	7.40	(0.14)	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$45.62	0.12	1.67	1.79	(0.20)	(6.94)
Year Ended June 30:
2021	$25.27	0.13	20.34	20.47	(0.12)	—
2020	$33.49	0.14	(8.13)	(7.99)	(0.09)	(0.14)
2019	$41.25	0.21	(3.67)	(3.46)	(0.11)	(4.19)
2018	$38.63	0.11	4.89	5.00	(0.02)	(2.36)
2017	$31.45	0.05	7.23	7.28	(0.10)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(7.18)	$40.56	4.68%	0.95%	0.65%	0.95%	$1,078,111	24%
Year Ended June 30:
2021	(0.17)	$45.91	81.42%	0.96%	0.52%	0.96%	$1,145,953	56%
2020	(0.28)	$25.43	(23.95)%	0.97%	0.64%	0.97%	$984,938	80%
2019	(4.38)	$33.70	(6.67)%	0.96%	0.65%	0.96%	$1,179,915	72%
2018	(2.45)	$41.51	13.17%	0.95%	0.45%	0.95%	$938,831	70%
2017	(0.14)	$38.86	23.40%	0.96%	0.33%	0.96%	$871,150	58%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(7.14)	$40.27	4.62%	1.07%	0.53%	1.07%	$721,514	24%
Year Ended June 30:
2021	(0.12)	$45.62	81.13%	1.08%	0.36%	1.08%	$765,951	56%
2020	(0.23)	$25.27	(24.04)%	1.11%	0.47%	1.11%	$491,836	80%
2019	(4.30)	$33.49	(6.83)%	1.12%	0.58%	1.12%	$981,688	72%
2018	(2.38)	$41.25	13.01%	1.12%	0.28%	1.12%	$1,467,901	70%
2017	(0.10)	$38.63	23.14%	1.15%	0.13%	1.15%	$1,329,435	58%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$22.98	0.08	1.19	1.27	(0.05)	(1.39)
Year Ended June 30:
2021	$13.46	0.05	9.73	9.78	(0.26)	—
2020	$16.70	0.10	(3.24)	(3.14)	(0.10)	—
2019	$17.75	0.12	(0.53)	(0.41)	(0.12)	(0.52)
2018	$16.04	0.07	1.89	1.96	(0.05)	(0.20)
2017	$13.26	0.02	2.76	2.78	—	—
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$23.30	0.12	1.21	1.33	(0.11)	(1.39)
Year Ended June 30:
2021	$13.64	0.14	9.82	9.96	(0.30)	—
2020	$16.91	0.15	(3.28)	(3.13)	(0.14)	—
2019	$17.96	0.14	(0.51)	(0.37)	(0.16)	(0.52)
2018	$16.20	0.05	1.99	2.04	(0.08)	(0.20)
2017	$13.35	0.03	2.82	2.85	—	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$23.23	0.11	1.20	1.31	(0.10)	(1.39)
Year Ended June 30:
2021	$13.60	0.12	9.81	9.93	(0.30)	—
2020	$16.86	0.14	(3.27)	(3.13)	(0.13)	—
2019	$17.92	0.22	(0.60)	(0.38)	(0.16)	(0.52)
2018	$16.17	0.12	1.91	2.03	(0.08)	(0.20)
2017	$13.35	0.06	2.78	2.84	(0.02)	—
Member Class
Six Months Ended December 31, 2021 (Unaudited):	$23.18	0.11	1.19	1.30	(0.09)	(1.39)
November 3, 2020 (e) through June 30, 2021	$14.86	(0.27)	8.73	8.46	(0.14)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(1.44)	$22.81	5.78%	1.13%	0.69%	1.50%	$7,049	24%
Year Ended June 30:
2021	(0.26)	$22.98	73.21%	1.13%	0.27%	1.68%	$6,589	61%
2020	(0.10)	$13.46	(18.97)%	1.13%	0.67%	1.65%	$3,241	72%
2019	(0.64)	$16.70	(1.66)%	1.13%	0.70%	1.71%	$3,626	67%
2018	(0.25)	$17.75	12.16%	1.13%	0.42%	1.74%	$2,996	77%
2017	—	$16.04	20.97%	1.21%	0.13%	2.40%	$2,304	65%
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(1.50)	$23.13	5.95%	0.83%	0.99%	0.93%	$157,958	24%
Year Ended June 30:
2021	(0.30)	$23.30	73.68%	0.83%	0.72%	0.94%	$143,273	61%
2020	(0.14)	$13.64	(18.70)%	0.83%	0.97%	0.97%	$80,284	72%
2019	(0.68)	$16.91	(1.39)%	0.83%	0.86%	0.96%	$95,286	67%
2018	(0.28)	$17.96	12.54%	0.83%	0.28%	1.26%	$24,926	77%
2017	—	$16.20	21.35%	1.09%	0.20%	1.96%	$18	65%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(1.49)	$23.05	5.89%	0.88%	0.92%	0.96%	$56,266	24%
Year Ended June 30:
2021	(0.30)	$23.23	73.61%	0.88%	0.66%	0.98%	$56,537	61%
2020	(0.13)	$13.60	(18.73)%	0.88%	0.92%	1.01%	$32,572	72%
2019	(0.68)	$16.86	(1.45)%	0.88%	1.30%	1.03%	$35,927	67%
2018	(0.28)	$17.92	12.51%	0.88%	0.67%	1.13%	$92,019	77%
2017	(0.02)	$16.17	21.25%	0.96%	0.38%	1.21%	$53,509	65%
Member Class
Six Months Ended December 31, 2021 (Unaudited):	(1.48)	$23.00	5.86%	0.95%	0.93%	1.84%	$3,780	24%
November 3, 2020 (e) through June 30, 2021	(0.14)	$23.18	57.17%	0.95%	(1.84)%	4.39%	$2,388	61%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Munder Multi-Cap Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$53.57	(0.02)	8.89	8.87	—	(6.13)
Year Ended June 30:
2021	$38.28	(0.09)	15.41	15.32	(0.03)	—
2020	$38.75	0.03	0.65	0.68	(0.10)	(1.05)
2019	$44.99	0.10	0.08	0.18	—	(6.42)
2018	$41.77	(0.03)	5.71	5.68	— (e)	(2.46)
2017	$35.58	0.02	6.17	6.19	—	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$40.76	(0.20)	6.69	6.49	—	(6.13)
Year Ended June 30:
2021	$29.35	(0.35)	11.76	11.41	—	—
2020	$30.10	(0.22)	0.52	0.30	—	(1.05)
2019	$36.81	(0.16)	(0.13)	(0.29)	—	(6.42)
2018	$34.82	(0.34)	4.79	4.45	—	(2.46)
2017	$29.90	(0.26)	5.18	4.92	—	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$58.88	0.08	9.80	9.88	—	(6.13)
Year Ended June 30:
2021	$42.05	0.08	16.93	17.01	(0.18)	—
2020	$42.42	0.19	0.72	0.91	(0.23)	(1.05)
2019	$48.41	0.27	0.16	0.43	—	(6.42)
2018	$44.62	0.14	6.11	6.25	—	(2.46)
2017	$37.86	0.17	6.59	6.76	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Multi-Cap Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(6.13)	$56.31	16.93%		1.28%	(0.08)%	1.28%	$441,197	27%
Year Ended June 30:
2021	(0.03)	$53.57	40.04%		1.35%	(0.20)%	1.35%	$393,769	70%
2020	(1.15)	$38.28	1.53%		1.35%	0.09%	1.35%	$311,642	100%
2019	(6.42)	$38.75	2.86%		1.36%	0.25%	1.36%	$346,180	107%
2018	(2.46)	$44.99	13.37	%(f)	1.36%	(0.07)%	1.36%	$374,259	123%
2017	—	$41.77	17.40%		1.38%	0.04%	1.38%	$341,279	109%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(6.13)	$41.12	16.40%		2.16%	(0.94)%	2.35%	$4,275	27%
Year Ended June 30:
2021	—	$40.76	38.88%		2.16%	(1.00)%	2.32%	$4,339	70%
2020	(1.05)	$29.35	0.69%		2.18%	(0.73)%	2.20%	$5,769	100%
2019	(6.42)	$30.10	2.21%		2.07%	(0.48)%	2.07%	$10,056	107%
2018	(2.46)	$36.81	12.48	%(f)	2.16%	(0.91)%	2.16%	$18,383	123%
2017	—	$34.82	16.45%		2.21%	(0.80)%	2.21%	$57,690	109%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(6.13)	$62.63	17.12%		0.95%	0.26%	0.95%	$45,281	27%
Year Ended June 30:
2021	(0.18)	$58.88	40.51%		0.99%	0.16%	0.99%	$40,374	70%
2020	(1.28)	$42.05	1.92%		0.99%	0.46%	0.99%	$30,258	100%
2019	(6.42)	$42.42	3.21%		1.00%	0.61%	1.00%	$30,776	107%
2018	(2.46)	$48.41	13.81	%(f)	1.00%	0.29%	1.00%	$33,503	123%
2017	—	$44.62	17.86%		1.01%	0.42%	1.01%	$24,032	109%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory S&P 500 Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$25.84	0.12	2.77	2.89	(0.11)	(1.90)
Year Ended June 30:
2021	$19.80	0.22	7.43	7.65	(0.24)	(1.37)
2020	$21.07	0.29	1.20	1.49	(0.28)	(2.48)
2019	$21.52	0.31	1.43	1.74	(0.33)	(1.86)
2018	$22.20	0.31	2.65	2.96	(0.31)	(3.33)
2017	$20.54	0.31	3.08	3.39	(0.34)	(1.39)
Class R
Six Months Ended December 31, 2021 (Unaudited):	$25.74	0.06	2.77	2.83	(0.07)	(1.90)
Year Ended June 30:
2021	$19.74	0.13	7.39	7.52	(0.15)	(1.37)
2020	$21.01	0.21	1.21	1.42	(0.21)	(2.48)
2019	$21.47	0.22	1.43	1.65	(0.25)	(1.86)
2018	$22.15	0.21	2.66	2.87	(0.22)	(3.33)
2017	$20.51	0.22	3.06	3.28	(0.25)	(1.39)
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$26.07	0.13	2.79	2.92	(0.12)	(1.90)
Year Ended June 30:
2021	$19.96	0.25	7.49	7.74	(0.26)	(1.37)
2020	$21.22	0.32	1.21	1.53	(0.31)	(2.48)
2019	$21.66	0.33	1.45	1.78	(0.36)	(1.86)
2018	$22.31	0.35	2.67	3.02	(0.34)	(3.33)
2017	$20.64	0.36	3.08	3.44	(0.38)	(1.39)

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory S&P 500 Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(2.01)	$26.72	11.36%	0.52%	0.86%	0.52%	$204,581	2%
Year Ended June 30:
2021	(1.61)	$25.84	40.00%	0.55%	0.97%	0.55%	$194,818	3%
2020	(2.76)	$19.80	6.96%	0.55%	1.42%	0.55%	$153,714	4%
2019	(2.19)	$21.07	9.80%	0.53%	1.46%	0.53%	$188,004	3%
2018	(3.64)	$21.52	13.73%	0.55%	1.38%	0.55%	$192,530	2%
2017	(1.73)	$22.20	17.16%	0.58%	1.47%	0.58%	$192,390	4%
Class R
Six Months Ended December 31, 2021 (Unaudited):	(1.97)	$26.60	11.15%	0.90%	0.48%	0.90%	$24,441	2%
Year Ended June 30:
2021	(1.52)	$25.74	39.43%	0.95%	0.57%	0.95%	$17,907	3%
2020	(2.69)	$19.74	6.57%	0.95%	1.02%	0.95%	$13,726	4%
2019	(2.11)	$21.01	9.31%	0.96%	1.04%	0.96%	$14,501	3%
2018	(3.55)	$21.47	13.31%	0.97%	0.97%	0.97%	$17,052	2%
2017	(1.64)	$22.15	16.59%	1.03%	1.02%	1.03%	$15,487	4%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(2.02)	$26.97	11.39%	0.42%	0.96%	0.42%	$63,550	2%
Year Ended June 30:
2021	(1.63)	$26.07	40.16%	0.45%	1.07%	0.45%	$56,607	3%
2020	(2.79)	$19.96	7.07%	0.43%	1.56%	0.43%	$46,072	4%
2019	(2.22)	$21.22	9.93%	0.43%	1.57%	0.43%	$32,146	3%
2018	(3.67)	$21.66	13.96%	0.39%	1.57%	0.39%	$19,932	2%
2017	(1.77)	$22.31	17.33%	0.40%	1.66%	0.40%	$28,148	4%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains from Investments
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$15.41	(0.03)	1.36	1.33	—		(4.16)
Year Ended June 30:
2021	$11.76	(0.09)	5.40	5.31	—		(1.66)
2020	$22.95	(0.07)	0.01	(0.06)	—		(11.13)
2019	$34.56	(0.13)	(0.72)	(0.85)	—		(10.76)
2018	$37.21	(0.11)	4.55	4.44	—		(7.09)
2017	$35.99	(0.08)	5.79	5.71	—		(4.49)
Class C
Six Months Ended December 31, 2021 (Unaudited):	$5.25	(0.03)	0.34	0.31	—	(e)	(4.16)
Year Ended June 30:
2021	$4.90	(0.07)	2.08	2.01	—		(1.66)
2020	$15.96	(0.10)	0.17	0.07	—		(11.13)
2019	$27.98	(0.23)	(1.03)	(1.26)	—		(10.76)
2018	$31.54	(0.29)	3.82	3.53	—		(7.09)
2017	$31.34	(0.27)	4.96	4.69	—		(4.49)
Class R
Six Months Ended December 31, 2021 (Unaudited):	$12.75	(0.05)	1.09	1.04	—		(4.16)
Year Ended June 30:
2021	$9.98	(0.11)	4.54	4.43	—		(1.66)
2020	$21.16	(0.09)	0.04	(0.05)	—		(11.13)
2019	$32.91	(0.20)	(0.79)	(0.99)	—		(10.76)
2018	$35.82	(0.20)	4.38	4.18	—		(7.09)
2017	$34.89	(0.16)	5.58	5.42	—		(4.49)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(4.16)	$12.58	9.77%	1.25%	(0.42)%	1.25%	$220,716	36%
Year Ended June 30:
2021	(1.66)	$15.41	47.52%	1.27%	(0.62)%	1.27%	$216,453	103%
2020	(11.13)	$11.76	(3.04)%	1.29%	(0.40)%	1.29%	$186,571	86%
2019	(10.76)	$22.95	4.18%	1.28%	(0.49)%	1.28%	$292,120	82%
2018	(7.09)	$34.56	12.08%	1.28%	(0.29)%	1.28%	$575,926	50%
2017	(4.49)	$37.21	17.18%	1.31%	(0.21)%	1.31%	$657,496	55%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(4.16)	$1.40	8.93%	2.12%	(1.28)%	2.13%	$7,396	36%
Year Ended June 30:
2021	(1.66)	$5.25	46.51%	2.06%	(1.40)%	2.06%	$9,806	103%
2020	(11.13)	$4.90	(3.82)%	2.03%	(1.15)%	2.03%	$14,053	86%
2019	(10.76)	$15.96	3.51%	1.94%	(1.14)%	1.94%	$26,825	82%
2018	(7.09)	$27.98	11.28%	1.96%	(0.94)%	1.96%	$52,210	50%
2017	(4.49)	$31.54	16.43%	1.97%	(0.88)%	1.97%	$148,305	55%
Class R
Six Months Ended December 31, 2021 (Unaudited):	(4.16)	$9.63	9.50%	1.57%	(0.73)%	1.73%	$12,656	36%
Year Ended June 30:
2021	(1.66)	$12.75	47.15%	1.57%	(0.92)%	1.69%	$13,463	103%
2020	(11.13)	$9.98	(3.28)%	1.57%	(0.68)%	1.67%	$12,943	86%
2019	(10.76)	$21.16	3.85%	1.57%	(0.79)%	1.69%	$18,438	82%
2018	(7.09)	$32.91	11.79%	1.57%	(0.58)%	1.65%	$25,939	50%
2017	(4.49)	$35.82	16.87%	1.57%	(0.47)%	1.64%	$32,913	55%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$19.99	— (e)	1.82	1.82	(0.02)	(4.16)
Year Ended June 30:
2021	$14.80	(0.04)	6.89	6.85	—	(1.66)
2020	$26.00	— (e)	(0.07)	(0.07)	—	(11.13)
2019	$37.36	— (e)	(0.60)	(0.60)	—	(10.76)
2018	$39.55	0.06	4.84	4.90	—	(7.09)
2017	$37.82	0.10	6.12	6.22	—	(4.49)
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$19.00	(0.02)	1.72	1.70	—	(4.16)
Year Ended June 30:
2021	$14.15	(0.05)	6.56	6.51	—	(1.66)
2020	$25.37	(0.04)	(0.05)	(0.09)	—	(11.13)
2019	$36.79	(0.07)	(0.59)	(0.66)	—	(10.76)
2018	$39.10	(0.01)	4.79	4.78	—	(7.09)
2017	$37.51	0.02	6.06	6.08	—	(4.49)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(4.18)	$17.63	9.98%	0.87%	(0.03)%	0.87%	$103,244	36%
Year Ended June 30:
2021	(1.66)	$19.99	48.19%	0.87%	(0.21)%	0.87%	$98,852	103%
2020	(11.13)	$14.80	(2.60)%	0.86%	0.01%	0.86%	$113,104	86%
2019	(10.76)	$26.00	4.57%	0.87%	(0.01)%	0.87%	$310,949	82%
2018	(7.09)	$37.36	12.56%	0.84%	0.15%	0.84%	$685,568	50%
2017	(4.49)	$39.55	17.73%	0.85%	0.26%	0.85%	$761,607	55%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(4.16)	$16.54	9.87%	1.01%	(0.19)%	1.01%	$184,850	36%
Year Ended June 30:
2021	(1.66)	$19.00	48.00%	0.98%	(0.33)%	0.98%	$242,860	103%
2020	(11.13)	$14.15	(2.76)%	1.04%	(0.18)%	1.04%	$257,692	86%
2019	(10.76)	$25.37	4.47%	1.02%	(0.22)%	1.02%	$810,261	82%
2018	(7.09)	$36.79	12.38%	1.01%	(0.02)%	1.01%	$2,240,305	50%
2017	(4.49)	$39.10	17.49%	1.04%	0.06%	1.05%	$2,345,812	55%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$20.38	(0.09)	(0.60)	(0.69)	—	(1.90)
Year Ended June 30:
2021	$14.13	(0.16)	7.85	7.69	(0.02)	(1.42)
2020	$13.39	(0.09)	1.88	1.79	—	(1.05)
2019	$13.81	(0.12)	1.12	1.00	—	(1.42)
2018	$11.14	(0.10)	2.84	2.74	—	(0.07)
2017	$8.59	(0.05)	2.60	2.55	—	—
Class I
Six Months Ended December 31, 2021 (Unaudited):	$20.75	(0.07)	(0.61)	(0.68)	—	(1.90)
Year Ended June 30:
2021	$14.35	(0.11)	7.98	7.87	(0.05)	(1.42)
2020	$13.56	(0.05)	1.89	1.84	—	(1.05)
2019	$13.92	(0.09)	1.15	1.06	—	(1.42)
2018	$11.21	(0.07)	2.85	2.78	—	(0.07)
2017	$8.62	(0.01)	2.60	2.59	—	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$20.51	(0.08)	(0.60)	(0.68)	—	(1.90)
Year Ended June 30:
2021	$14.20	(0.13)	7.89	7.76	(0.03)	(1.42)
2020	$13.44	(0.06)	1.87	1.81	—	(1.05)
2019	$13.88	(0.11)	1.09	0.98	—	(1.42)
2018	$11.18	(0.09)	2.86	2.77	—	(0.07)
2017	$8.61	(0.02)	2.59	2.57	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(1.90)	$17.79	(2.92)%	1.40%	(0.93)%	2.06%	$886	17%
Year Ended June 30:
2021	(1.44)	$20.38	56.27%	1.40%	(0.89)%	2.09%	$614	28%
2020	(1.05)	$14.13	13.64%	1.40%	(0.67)%	2.26%	$359	56%
2019	(1.42)	$13.39	10.06%	1.40%	(0.90)%	2.31%	$189	108%
2018	(0.07)	$13.81	24.73%	1.40%	(0.86)%	2.69%	$174	62%
2017	—	$11.14	29.69%	1.40%	(0.52)%	4.67%	$83	56%
Class I
Six Months Ended December 31, 2021 (Unaudited):	(1.90)	$18.17	(2.81)%	1.15%	(0.69)%	1.19%	$15,851	17%
Year Ended June 30:
2021	(1.47)	$20.75	56.71%	1.15%	(0.64)%	1.22%	$16,328	28%
2020	(1.05)	$14.35	13.85%	1.15%	(0.39)%	1.32%	$10,370	56%
2019	(1.42)	$13.56	10.44%	1.15%	(0.65)%	1.17%	$9,034	108%
2018	(0.07)	$13.92	24.94%	1.15%	(0.61)%	1.31%	$7,518	62%
2017	—	$11.21	30.05%	1.15%	(0.12)%	1.37%	$6,049	56%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(1.90)	$17.93	(2.85)%	1.25%	(0.79)%	1.27%	$207	17%
Year Ended June 30:
2021	(1.45)	$20.51	56.57%	1.25%	(0.74)%	1.85%	$158	28%
2020	(1.05)	$14.20	13.74%	1.25%	(0.49)%	2.84%	$87	56%
2019	(1.42)	$13.44	9.84%	1.25%	(0.77)%	1.45%	$77	108%
2018	(0.07)	$13.88	24.92%	1.25%	(0.71)%	2.98%	$70	62%
2017	—	$11.18	29.85%	1.25%	(0.22)%	3.98%	$56	56%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Fund - Core Equity
Class A
Six Months Ended December 31, 2021 (Unaudited):	$8.35	0.06	0.01	0.07	(0.28)	—
Year Ended June 30:
2021	$6.49	0.18	1.77	1.95	(0.09)	—
2020	$6.87	0.12	(0.44)	(0.32)	(0.06)	—
2019	$7.28	0.14	(0.30)	(0.16)	(0.13)	(0.12)
2018	$7.21	0.13	0.44	0.57	(0.13)	(0.37)
2017	$6.18	0.08	1.07	1.15	(0.12)	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$8.33	0.03	0.01	0.04	(0.21)	—
Year Ended June 30:
2021	$6.46	0.12	1.76	1.88	(0.01)	—
2020	$6.84	0.06	(0.43)	(0.37)	(0.01)	—
2019	$7.22	0.08	(0.27)	(0.19)	(0.07)	(0.12)
2018	$7.16	0.05	0.45	0.50	(0.07)	(0.37)
2017	$6.14	0.03	1.07	1.10	(0.08)	—
Class I
Six Months Ended December 31, 2021 (Unaudited):	$8.40	0.08	— (e)	0.08	(0.31)	—
Year Ended June 30:
2021	$6.53	0.21	1.78	1.99	(0.12)	—
2020	$6.90	0.14	(0.43)	(0.29)	(0.08)	—
2019	$7.29	0.17	(0.30)	(0.13)	(0.14)	(0.12)
2018	$7.23	0.24	0.34	0.58	(0.15)	(0.37)
2017	$6.20	0.12	1.06	1.18	(0.15)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund - Core Equity
Class A
Six Months Ended December 31, 2021 (Unaudited):	(0.28)	$8.14	0.87%	0.95%	1.44%	1.78%	$5,310	23%
Year Ended June 30:
2021	(0.09)	$8.35	30.28%	0.95%	2.32%	1.76%	$5,379	47%
2020	(0.06)	$6.49	(4.72)%	0.95%	1.73%	1.84%	$4,550	49%
2019	(0.25)	$6.87	(1.69)%	0.95%	2.08%	1.96%	$5,347	56%
2018	(0.50)	$7.28	7.74%	1.11%	1.71%	1.91%	$8,620	51%
2017	(0.12)	$7.21	18.95%	1.38%	1.22%	2.27%	$5,658	91%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(0.21)	$8.16	0.57%	1.70%	0.68%	18.47%	$88	23%
Year Ended June 30:
2021	(0.01)	$8.33	29.09%	1.70%	1.59%	12.66%	$108	47%
2020	(0.01)	$6.46	(5.48)%	1.70%	0.87%	6.44%	$204	49%
2019	(0.19)	$6.84	(2.19)%	1.70%	1.22%	5.22%	$335	56%
2018	(0.44)	$7.22	6.81%	1.87%	0.64%	3.61%	$449	51%
2017	(0.08)	$7.16	18.01%	2.14%	0.42%	2.97%	$773	91%
Class I
Six Months Ended December 31, 2021 (Unaudited):	(0.31)	$8.17	0.99%	0.60%	1.78%	1.57%	$2,800	23%
Year Ended June 30:
2021	(0.12)	$8.40	30.65%	0.60%	2.69%	1.42%	$3,303	47%
2020	(0.08)	$6.53	(4.36)%	0.60%	2.12%	1.54%	$2,579	49%
2019	(0.26)	$6.90	(1.19)%	0.60%	2.48%	1.76%	$2,268	56%
2018	(0.52)	$7.29	8.07%	0.72%	3.17%	2.67%	$2,575	51%
2017	(0.15)	$7.23	19.47%	0.90%	1.84%	6.48%	$378	91%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Fund - Core Equity
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$8.45	0.08	0.01	0.09	(0.31)	—
Year Ended June 30:
2021	$6.57	0.21	1.78	1.99	(0.11)	—
2020	$6.92	0.14	(0.43)	(0.29)	(0.06)	—
2019	$7.31	0.17	(0.29)	(0.12)	(0.15)	(0.12)
2018	$7.23	0.21	0.39	0.60	(0.15)	(0.37)
2017	$6.21	0.11	1.07	1.18	(0.16)	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$8.34	0.07	0.01	0.08	(0.30)	—
Year Ended June 30:
2021	$6.48	0.20	1.77	1.97	(0.11)	—
2020	$6.87	0.13	(0.44)	(0.31)	(0.08)	—
2019	$7.26	0.15	(0.28)	(0.13)	(0.14)	(0.12)
2018	$7.20	0.12	0.46	0.58	(0.15)	(0.37)
2017	$6.17	0.09	1.08	1.17	(0.14)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund - Core Equity
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(0.31)	$8.23	1.10%	0.55%	1.84%	0.98%	$219,003	23%
Year Ended June 30:
2021	(0.11)	$8.45	30.57%	0.55%	2.75%	1.00%	$204,691	47%
2020	(0.06)	$6.57	(4.34)%	0.55%	2.06%	1.01%	$119,275	49%
2019	(0.27)	$6.92	(1.12)%	0.55%	2.53%	1.45%	$5,661	56%
2018	(0.52)	$7.31	8.14%	0.71%	2.71%	1.71%	$5,975	51%
2017	(0.16)	$7.23	19.39%	0.91%	1.63%	2.44%	$1,628	91%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(0.30)	$8.12	0.99%	0.70%	1.69%	1.21%	$8,534	23%
Year Ended June 30:
2021	(0.11)	$8.34	30.62%	0.70%	2.59%	1.19%	$8,574	47%
2020	(0.08)	$6.48	(4.60)%	0.70%	1.95%	1.32%	$6,532	49%
2019	(0.26)	$6.87	(1.34)%	0.70%	2.26%	1.40%	$8,482	56%
2018	(0.52)	$7.26	8.01%	0.87%	1.62%	1.49%	$9,712	51%
2017	(0.14)	$7.20	19.28%	1.14%	1.39%	1.58%	$14,086	91%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Small-Cap Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$18.04	0.02	0.05	0.07	(0.23)	(1.16)
Year Ended June 30:
2021	$12.83	0.14	5.07	5.21	—	—
2020	$13.02	0.06	(0.02)	0.04	(0.23)	—
2019	$14.46	0.13	(1.22)	(1.09)	(0.09)	(0.26)
2018	$12.87	0.10	1.72	1.82	(0.15)	(0.08)
2017	$10.67	0.11	2.22	2.33	(0.13)	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$17.46	(0.05)	0.04	(0.01)	(0.11)	(1.16)
Year Ended June 30:
2021	$12.51	0.04	4.91	4.95	—	—
2020	$12.71	(0.03)	(0.03)	(0.06)	(0.14)	—
2019	$14.12	0.02	(1.17)	(1.15)	—	(0.26)
2018	$12.58	— (e)	1.67	1.67	(0.05)	(0.08)
2017	$10.42	0.02	2.18	2.20	(0.04)	—
Class I
Six Months Ended December 31, 2021 (Unaudited):	$18.19	0.06	0.04	0.10	(0.29)	(1.16)
Year Ended June 30:
2021	$12.94	0.25	5.07	5.32	(0.07)	—
2020	$13.13	0.11	(0.02)	0.09	(0.28)	—
2019	$14.58	0.18	(1.23)	(1.05)	(0.14)	(0.26)
2018	$12.96	0.18	1.71	1.89	(0.19)	(0.08)
2017	$10.75	0.17	2.21	2.38	(0.17)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Small-Cap Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(1.39)	$16.72	0.58%	1.35%	0.23%	1.60%	$90,907	29%
Year Ended June 30:
2021	—	$18.04	40.61%	1.35%	0.91%	1.63%	$93,832	64%
2020	(0.23)	$12.83	0.15%	1.35%	0.47%	1.63%	$108,115	52%
2019	(0.35)	$13.02	(7.12)%	1.35%	1.02%	1.59%	$137,665	54%
2018	(0.23)	$14.46	14.14%	1.35%	0.68%	1.56%	$122,933	62%
2017	(0.13)	$12.87	22.04%	1.35%	0.99%	1.52%	$92,295	55%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(1.27)	$16.18	0.16%	2.10%	(0.52)%	2.44%	$4,940	29%
Year Ended June 30:
2021	—	$17.46	39.57%	2.10%	0.26%	2.41%	$4,945	64%
2020	(0.14)	$12.51	(0.65)%	2.10%	(0.28)%	2.42%	$4,327	52%
2019	(0.26)	$12.71	(7.78)%	2.10%	0.15%	2.42%	$4,909	54%
2018	(0.13)	$14.12	13.28%	2.10%	(0.03)%	2.36%	$6,211	62%
2017	(0.04)	$12.58	21.14%	2.10%	0.17%	2.47%	$5,161	55%
Class I
Six Months Ended December 31, 2021 (Unaudited):	(1.45)	$16.84	0.78%	0.95%	0.64%	1.14%	$2,159,581	29%
Year Ended June 30:
2021	(0.07)	$18.19	41.16%	0.95%	1.52%	1.17%	$2,003,337	64%
2020	(0.28)	$12.94	0.54%	0.95%	0.88%	1.18%	$1,014,425	52%
2019	(0.40)	$13.13	(6.69)%	0.95%	1.41%	1.16%	$955,568	54%
2018	(0.27)	$14.58	14.60%	0.95%	1.22%	1.14%	$866,643	62%
2017	(0.17)	$12.96	22.45%	0.95%	1.45%	1.16%	$539,822	55%
(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Small-Cap Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$18.26	0.05	0.05	0.10	(0.28)	(1.16)
Year Ended June 30:
2021	$13.00	0.23	5.09	5.32	(0.06)	—
2020	$13.19	0.12	(0.04)	0.08	(0.27)	—
2019	$14.65	0.17	(1.24)	(1.07)	(0.13)	(0.26)
2018	$13.02	0.15	1.73	1.88	(0.17)	(0.08)
2017	$10.80	0.18	2.20	2.38	(0.16)	—
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$18.10	0.04	0.05	0.09	(0.27)	(1.16)
Year Ended June 30:
2021	$12.88	0.22	5.05	5.27	(0.05)	—
2020	$13.07	0.10	(0.03)	0.07	(0.26)	—
2019	$14.52	0.16	(1.22)	(1.06)	(0.13)	(0.26)
2018	$12.91	0.15	1.71	1.86	(0.17)	(0.08)
2017	$10.71	0.15	2.21	2.36	(0.16)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Small-Cap Fund
Class R6
Six Months Ended December 31, 2021 (Unaudited):	(1.44)	$16.92	0.77%	1.02%	0.58%	1.02%	$149,569	29%
Year Ended June 30:
2021	(0.06)	$18.26	41.06%	1.03%	1.43%	1.03%	$133,486	64%
2020	(0.27)	$13.00	0.36%	1.06%	0.94%	1.06%	$73,480	52%
2019	(0.39)	$13.19	(6.86)%	1.08%	1.31%	1.08%	$42,975	54%
2018	(0.25)	$14.65	14.49%	1.08%	1.01%	1.08%	$39,497	62%
2017	(0.16)	$13.02	22.28%	1.10%	1.50%	1.16%	$30,033	55%
Class Y
Six Months Ended December 31, 2021 (Unaudited):	(1.43)	$16.76	0.71%	1.10%	0.48%	1.11%	$1,145,335	29%
Year Ended June 30:
2021	(0.05)	$18.10	40.96%	1.10%	1.35%	1.13%	$1,099,890	64%
2020	(0.26)	$12.88	0.41%	1.10%	0.75%	1.19%	$663,638	52%
2019	(0.39)	$13.07	(6.88)%	1.10%	1.21%	1.18%	$666,547	54%
2018	(0.25)	$14.52	14.45%	1.10%	1.05%	1.19%	$756,933	62%
2017	(0.16)	$12.91	22.27%	1.10%	1.26%	1.32%	$450,441	55%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Total Return Bond Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$9.84	0.06	(0.01)	0.05	(0.10)	(0.10)
Year Ended June 30:
2021	$9.91	0.15	0.01	0.16	(0.23)	(0.23)
2020	$9.46	0.20	0.50	0.70	(0.25)	(0.25)
2019	$9.21	0.21	0.32	0.53	(0.28)	(0.28)
2018	$9.54	0.20	(0.24)	(0.04)	(0.29)	(0.29)
2017	$9.79	0.23	(0.14)	0.09	(0.34)	(0.34)
Class C
Six Months Ended December 31, 2021 (Unaudited):	$9.92	0.02	(0.02)	— (f)	(0.06)	(0.06)
Year Ended June 30:
2021	$9.99	0.08	0.01	0.09	(0.16)	(0.16)
2020	$9.53	0.12	0.52	0.64	(0.18)	(0.18)
2019	$9.28	0.15	0.31	0.46	(0.21)	(0.21)
2018	$9.60	0.14	(0.25)	(0.11)	(0.21)	(0.21)
2017	$9.86	0.15	(0.14)	0.01	(0.27)	(0.27)
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$9.87	0.07	(0.02)	0.05	(0.11)	(0.11)
Year Ended June 30:
2021	$9.94	0.17	0.02	0.19	(0.26)	(0.26)
2020	$9.48	0.22	0.51	0.73	(0.27)	(0.27)
2019	$9.23	0.24	0.31	0.55	(0.30)	(0.30)
2018	$9.55	0.22	(0.23)	(0.01)	(0.31)	(0.31)
2017	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover rates excluding mortgage dollar roll transactions were 103% and 57% for the years ended June 30, 2018, and June 30, 2017, respectively.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)(e)
Victory INCORE Total Return Bond Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$9.79	0.49%	0.85%	1.17%	1.18%	$9,194	26%
Year Ended June 30:
2021	$9.84	1.67%	0.85%	1.51%	1.16%	$9,380	79%
2020	$9.91	7.57%	0.85%	2.03%	1.11%	$11,472	74%
2019	$9.46	5.77%	0.85%	2.32%	1.09%	$12,248	150%
2018	$9.21	(0.49)%	0.85%	2.15%	1.11%	$12,592	110%
2017	$9.54	0.97%	0.85%	2.35%	1.07%	$14,569	210%
Class C
Six Months Ended December 31, 2021 (Unaudited):	$9.86	(0.01)%	1.60%	0.42%	5.09%	$326	26%
Year Ended June 30:
2021	$9.92	0.91%	1.60%	0.80%	3.68%	$451	79%
2020	$9.99	6.76%	1.60%	1.27%	3.54%	$727	74%
2019	$9.53	5.05%	1.60%	1.67%	3.12%	$574	150%
2018	$9.28	(1.12)%	1.60%	1.43%	2.31%	$973	110%
2017	$9.60	0.13%	1.60%	1.60%	1.61%	$2,073	210%
Class R6
Six Months Ended December 31, 2021 (Unaudited):	$9.81	0.52%	0.58%	1.44%	0.61%	$26,733	26%
Year Ended June 30:
2021	$9.87	1.93%	0.58%	1.73%	0.61%	$26,970	79%
2020	$9.94	7.94%	0.58%	2.30%	0.59%	$25,999	74%
2019	$9.48	6.05%	0.57%	2.61%	0.57%	$24,929	150%
2018	$9.23	(0.12)%	0.58%	2.37%	0.62%	$25,438	110%
2017	$9.55	1.19%	0.58%	2.63%	0.91%	$6,698	210%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Total Return Bond Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$9.87	0.07	(0.02)	0.05	(0.11)	(0.11)
Year Ended June 30:
2021	$9.94	0.17	0.02	0.19	(0.26)	(0.26)
2020	$9.47	0.22	0.52	0.74	(0.27)	(0.27)
2019	$9.23	0.24	0.30	0.54	(0.30)	(0.30)
2018	$9.55	0.23	(0.24)	(0.01)	(0.31)	(0.31)
2017	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover rates excluding mortgage dollar roll transactions were 103% and 57% for the years ended June 30, 2018, and June 30, 2017, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)(e)
Victory INCORE Total Return Bond Fund
Class Y
Six Months Ended December 31, 2021 (Unaudited):	$9.81	0.51%	0.60%	1.42%	0.62%	$32,434	26%
Year Ended June 30:
2021	$9.87	1.91%	0.60%	1.74%	0.64%	$31,032	79%
2020	$9.94	7.92%	0.60%	2.28%	0.62%	$33,455	74%
2019	$9.47	5.99%	0.60%	2.63%	0.63%	$31,026	150%
2018	$9.23	(0.13)%	0.59%	2.43%	0.59%	$52,633	110%
2017	$9.55	1.17%	0.60%	2.61%	0.62%	$76,263	210%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 41 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following 11 Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Integrity Discovery Fund	Integrity Discovery Fund	A, C, R, Y, and Member Class
Victory Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund	A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund	Integrity Small-Cap Value Fund	A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund	Munder Multi-Cap Fund	A, C, and Y
Victory S&P 500 Index Fund	S&P 500 Index Fund	A, R, and Y
Victory Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund	A, C, R, R6, and Y
Victory Munder Small Cap Growth Fund	Munder Small Cap Growth Fund	A, I and Y
Victory Trivalent International Fund-Core Equity	Trivalent International Fund-Core Equity	A, C, R6, Y, and I
Victory Trivalent International Small-Cap Fund	Trivalent International Small-Cap Fund	A, C, R6, Y, and I
Victory INCORE Total Return Bond Fund	INCORE Total Return Bond Fund	A, C, R6, and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Funds use a systematic valuation model, provided

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Integrity Discovery Fund
Common Stocks	$89,054	$—	$—	$89,054
Collateral for Securities Loaned	4,220	—	—	4,220
Total	$93,274	$—	$—	$93,274
Integrity Mid-Cap Value Fund
Common Stocks	$276,490	$—	$—	$276,490
Collateral for Securities Loaned	4,665	—	—	4,665
Total	$281,155	$—	$—	$281,155
Integrity Small-Cap Value Fund
Common Stocks	$1,877,919	$—	$—	$1,877,919
Collateral for Securities Loaned	59,660	—	—	59,660
Total	$1,937,579	$—	$—	$1,937,579
Integrity Small/Mid-Cap Value Fund
Common Stocks	$221,344	$—	$—	$221,344
Collateral for Securities Loaned	5,985	—	—	5,985
Total	$227,329	$—	$—	$227,329
Munder Multi-Cap Fund
Common Stocks	$483,581	$—	$—	$483,581
Exchange-Traded Funds	3,802	—	—	3,802
Collateral for Securities Loaned	625	—	—	625
Total	$488,008	$—	$—	$488,008
S&P 500 Index Fund
Common Stocks	$289,359	$—	$—	$289,359
Collateral for Securities Loaned	4,781	—	—	4,781
Total	$294,140	$—	$—	$294,140
Other Financial Investments^
Assets:
Futures	$41	$—	$—	$41
Total	$41	$—	$—	$41
Munder Mid-Cap Core Growth Fund
Common Stocks	$533,127	$—	$—	$533,127
Exchange-Traded Funds	3,753	—	—	3,753
Collateral for Securities Loaned	6,037	—	—	6,037
Total	$542,917	$—	$—	$542,917
Munder Small Cap Growth Fund
Common Stocks	$16,380	$—	$—	$16,380
Warrants	9	—	—	9
Exchange-Traded Funds	208	—	—	208
Collateral for Securities Loaned	1,911	—	—	1,911
Total	$18,508	$—	$—	$18,508

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Integrity International Fund - Core Equity
Common Stocks	$17,975	$212,170	$—	$230,145
Exchange-Traded Funds	2,909	—	—	2,909
Collateral for Securities Loaned	2,618	—	—	2,618
Total	$23,502	$212,170	$—	$235,672
Trivalent International Small-Cap Fund
Common Stocks	$429,301	$3,060,688	$—	$3,489,989
Exchange-Traded Funds	22,866	—	—	22,866
Collateral for Securities Loaned	119,208	—	—	119,208
Total	$571,375	$3,060,688	$—	$3,632,063
INCORE Total Return Bond Fund
Asset-Backed Securities	$—	$2,571	$—	$2,571
Collateralized Mortgage Obligations	—	833	—	833
Preferred Stocks	3,104	61	—	3,165
Corporate Bonds	—	34,807	—	34,807
Residential Mortgage-Backed Securities	—	82	—	82
Yankee Dollars	—	6,004	—	6,004
U.S. Government Mortgage-Backed Agencies	—	14,870	—	14,870
U.S. Treasury Obligations	—	4,536	—	4,536
Collateral for Securities Loaned	3,408	—	—	3,408
Total	$6,512	$63,764	$—	$70,276
Other Financial Investments^
Assets:
Futures	$7	$—	$—	$7
Liabilities:
Futures	(12)	—	—	(12)
Assets:
Credit Default Swap	—	1	—	1
Total	$(5)	$1	$—	$(4)

^  Other Financial Investments include any derivative instruments not reflected on the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements as the unrealized appreciation (depreciation) on the investment.

For the six months ended December 31, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2021, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement

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obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts.

As of December 31, 2021, the INCORE Total Return Bond Fund and the S&P 500 Index Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

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For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with brokers for swap agreements.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts.

The INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021 (amounts in thousands):

	Assets			Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*		Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Equity Risk Exposure:
Victory S&P 500 Index Fund	$41	$—		$—	$—
INCORE Total Return Bond Fund	—	—		4	—
Credit Risk Exposure:
INCORE Total Return Bond Fund	1	—	(a)	—	—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	—	—		8	—
Currency Risk Exposure:
INCORE Total Return Bond Fund	7	—		—	—

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation

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margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

(a)  Amount is less than $1 thousand.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts		Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Equity Risk Exposure:
S&P 500 Index Fund	$272		$—	$(7)	$—
INCORE Total Return Bond Fund	—	(a)	—	(4)	—
Credit Risk Exposure:
INCORE Total Return Bond Fund	12		—	—	1
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	32		—	(36)	—
Currency Risk Exposure:
INCORE Total Return Bond Fund	69		—	11	—

(a)  Amount is less than $1 thousand.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange

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Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of December 31, 2021.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Integrity Discovery Fund	$4,064	$—	$4,220
Integrity Mid-Cap Value Fund	4,575	—	4,665
Integrity Small-Cap Value Fund	57,545	—	59,660
Integrity Small/Mid-Cap Value Fund	5,882	—	5,985
Munder Multi-Cap Fund	610	—	625
S&P 500 Index Fund	4,662	—	4,781
Munder Mid-Cap Core Growth Fund	5,787	—	6,037
Munder Small Cap Growth Fund	1,852	—	1,911
Trivalent International Fund - Core Equity	2,505	—	2,618
Trivalent International Small-Cap Fund	114,017	—	119,208
INCORE Total Return Bond Fund	3,334	—	3,408

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not

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substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations. For the six months ended December 31, 2021, there were no mortgage dollar roll transactions.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

The Trivalent International Small-Cap Fund filed for additional European Union reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended December 31, 2021, the Trivalent International Small-Cap Fund recognized $71 thousand in reclaims (net of less than $1 thousand realized gain or loss from currency translations) and $2 thousand related in interest on the filed reclaims. These reclaims are reflected on the Statements of Operations as Dividends and Interest, respectively.

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2021, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2021, were as follows (amounts in thousands):

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Integrity Discovery Fund	$19,320	$21,805	$—	$—
Integrity Mid-Cap Value Fund	77,438	79,466	—	—
Integrity Small-Cap Value Fund	454,626	632,247	—	—
Integrity Small/Mid-Cap Value Fund	53,173	48,769	—	—

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	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Munder Multi-Cap Fund	$123,497	$143,592	$—	$—
S&P 500 Index Fund	5,170	11,159	—	—
Munder Mid-Cap Core Growth Fund	198,146	291,049	—	—
Small Cap Growth Fund	2,778	2,807	—	—
Trivalent International Fund - Core Equity	64,282	50,810	—	—
Trivalent International Small-Cap Fund	1,188,767	985,396	—	—
INCORE Total Return Bond Fund	6,085	7,042	12,271	10,348

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2021, certain fund-of-funds owned total outstanding shares of the Funds as follows:

Integrity Mid-Cap Value Fund	Ownership %
USAA Target Retirement Income Fund	2.2
USAA Target Retirement 2030 Fund	12.8
USAA Target Retirement 2040 Fund	18.2
USAA Target Retirement 2050 Fund	12.5
USAA Target Retirement 2060 Fund	1.7
Trivalent International Fund - Core Equity	Ownership %
USAA Target Retirement Income Fund	6.9
USAA Target Retirement 2030 Fund	22.3
USAA Target Retirement 2040 Fund	32.3
USAA Target Retirement 2050 Fund	22.0
USAA Target Retirement 2060 Fund	3.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates
	Flat Rate
Integrity Discovery Fund	1.00%
	Up to $500 million	Over $500 million
Integrity Mid-Cap Value Fund	0.75%	0.70%
	Up to $300 million	Over $300 million
Integrity Small-Cap Value Fund	0.90%	0.85%

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	Adviser Fee Tier Rates
	Up to $300 million		Over $300 million
Integrity Small/Mid-Cap Value Fund	0.80%		0.75%
	Up to $1 billion	$1 billion – $2 billion	Over $2 billion
Munder Multi-Cap Fund	0.75%	0.72%	0.70%
	Up to $250 million	$250 million – $500 million	Over $500 million
S&P 500 Index Fund	0.20%	0.12%	0.07%
	Up to $6 billion	$6 billion – $2 billion	Over $8 billion
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%
	Flat Rate
Munder Small Cap Growth Fund	0.85%
	Up to $1 billion		Over $1 billion
Trivalent International Fund - Core Equity	0.80%		0.75%
	Up to $1 billion		Over $1 billion
Trivalent International Small-Cap Fund	0.95%		0.90%
	Flat Rate
INCORE Total Return Bond Fund	0.40%

Amounts incurred and paid to VCM for the six months ended December 31, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds

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Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee at the annual rate shown in the table below:

	Class A	Class C	Class R
Integrity Discovery Fund	0.25%	1.00%	0.50%
Integrity Mid-Cap Value Fund	0.25%	1.00%	N/A
Integrity Small-Cap Value Fund	0.25%	1.00%	0.50%
Integrity Small/Mid-Cap Value Fund	0.25%	N/A	N/A
Munder Multi-Cap Fund	0.25%	1.00%	N/A
S&P 500 Index Fund	0.15%	N/A	0.50%
Munder Mid-Cap Core Growth Fund	0.25%	1.00%	0.50%
Munder Small Cap Growth Fund	0.25%	N/A	N/A
Trivalent International Fund - Core Equity	0.25%	1.00%	N/A
Trivalent International Small-Cap Fund	0.25%	1.00%	N/A
INCORE Total Return Bond Fund	0.25%	1.00%	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended December 31, 2021, the Distributor received approximately $20 (thousand) from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limit for such classes of the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary

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course of a Funds' business are excluded from the expense limits. As of December 31, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until April 30, 2022
	Class A	Class C	Class I	Class R	Class R6	Class Y	Member Class
Integrity Discovery Fund	1.66%	2.45%	N/A	2.08%	N/A	1.44%	1.50%
Integrity Mid-Cap Value Fund	1.00%	1.75%	N/A	N/A	0.60%	0.75%	0.85%
Integrity Small-Cap Value Fund	1.50%	2.35%	N/A	1.75%	N/A	N/A	N/A
Integrity Small/Mid-Cap Value Fund	1.13%	N/A	N/A	N/A	0.83%	0.88%	0.95%
Munder Multi-Cap Fund	N/A	2.16%	N/A	N/A	N/A	N/A	N/A
S&P 500 Index Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Munder Mid-Cap Core Growth Fund	1.32%	2.12%	N/A	1.57%	N/A	N/A	N/A
Munder Small Cap Growth Fund	1.40%	N/A	1.15%	N/A	N/A	1.25%	N/A
Trivalent International Fund - Core Equity	0.95%	1.70%	0.60%	N/A	0.55%	0.70%	N/A
Trivalent International Small-Cap Fund	1.35%	2.10%	0.95%	N/A	1.10%	1.10%	N/A
INCORE Total Return Bond Fund	0.85%	1.60%	N/A	N/A	0.58%	0.60%	N/A

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of December 31, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at December 31, 2021.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
Integrity Discovery Fund	$6	$9	$34	$21	$70
Integrity Mid-Cap Value Fund	165	614	639	367	1,785
Integrity Small-Cap Value Fund	76	8	13	7	104
Integrity Small/Mid-Cap Value Fund	116	185	213	117	631
Munder Multi-Cap Fund	—	2	7	5	14
Munder Mid-Cap Core Growth Fund	9	16	17	12	54
Munder Small Cap Growth Fund	4	19	14	6	43
Trivalent International Fund - Core Equity	107	522	869	521	2,019
Trivalent International Small-Cap Fund	1,357	3,170	2,826	2,219	9,572
INCORE Total Return Bond Fund	22	52	67	30	171

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2021.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

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  (Unaudited)

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Investments Risk — The Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self- sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Interest Rate Risk — The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuer's credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Sector Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Funds' assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correctspread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2021, were as follows (amounts in thousands):

	Amount Outstanding at December 31, 2021	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Trivalent International Small-Cap Fund	$—	$30,900	2	1.21%	$30,900

*  For the six months ended December 31, 2021, based on the number of days borrowings were outstanding.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interest expense on interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2021, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at December 31, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Munder Multi-Cap Fund	Borrower	$—	$2,550	3	0.59%	$2,550
Trivalent International Small-Cap Fund	Borrower	—	18,634	3	0.59%	18,634

*  For the six months ended December 31, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Integrity Discovery Fund	Annually	Annually
Integrity Mid-Cap Value Fund	Annually	Annually
Integrity Small-Cap Value Fund	Annually	Annually
Integrity Small/Mid-Cap Value Fund	Annually	Annually
Munder Multi-Cap Fund	Annually	Annually
S&P 500 Index Fund	Quarterly	Quarterly
Munder Mid-Cap Core Growth Fund	Annually	Annually
Munder Small Cap Growth Fund	Annually	Annually
Trivalent International Fund - Core Equity	Annually	Annually
Trivalent International Small-Cap Fund	Annually	Annually
INCORE Total Return Bond Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2022.

As of June 30, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amount in thousands).

	Short-Term Amount	Long-Term Amount	Total
Integrity Mid-Cap Value Fund	$931	$—	$931
Trivalent International Fund - Core Equity	2,216	—	2,216
INCORE Total Return Bond Fund	460	3,285	3,745

Victory Portfolios	Supplemental Information December 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021, through December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21-12/31/21*	Hypothetical Expenses Paid During Period 7/1/21-12/31/21*	Annualized Expense Ratio During Period 7/1/21-12/31/21
Integrity Discovery Fund
Class A	$1,000.00	$1,015.30	$1,017.29	$7.98	$7.98	1.57%
Class C	1,000.00	1,010.90	1,012.85	12.42	12.43	2.45%
Class R	1,000.00	1,012.90	1,014.72	10.55	10.56	2.08%
Class Y	1,000.00	1,016.50	1,018.45	6.81	6.82	1.34%
Member Class	1,000.00	1,015.74	1,017.64	7.62	7.63	1.50%

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21-12/31/21*	Hypothetical Expenses Paid During Period 7/1/21-12/31/21*	Annualized Expense Ratio During Period 7/1/21-12/31/21
Integrity Mid-Cap Value Fund
Class A	$1,000.00	$1,065.00	$1,020.16	$5.20	$5.09	1.00%
Class C	1,000.00	1,061.00	1,016.38	9.09	8.89	1.75%
Class R6	1,000.00	1,067.20	1,022.18	3.13	3.06	0.60%
Class Y	1,000.00	1,066.30	1,021.42	3.91	3.82	0.75%
Member Class	1,000.00	1,066.10	1,020.92	4.43	4.33	0.85%
Integrity Small-Cap Value Fund
Class A	1,000.00	1,044.00	1,017.74	7.62	7.53	1.48%
Class C	1,000.00	1,040.20	1,013.86	11.57	11.42	2.25%
Class R	1,000.00	1,042.70	1,016.38	9.01	8.89	1.75%
Class R6	1,000.00	1,046.80	1,020.42	4.90	4.84	0.95%
Class Y	1,000.00	1,046.20	1,019.81	5.52	5.45	1.07%
Integrity Small/Mid-Cap Value Fund
Class A	1,000.00	1,057.80	1,019.51	5.86	5.75	1.13%
Class R6	1,000.00	1,059.50	1,021.02	4.31	4.23	0.83%
Class Y	1,000.00	1,058.90	1,020.77	4.57	4.48	0.88%
Member Class	1,000.00	1,058.60	1,020.42	4.93	4.84	0.95%
Munder Multi-Cap Fund
Class A	1,000.00	1,169.30	1,018.75	7.00	6.51	1.28%
Class C	1,000.00	1,164.00	1,014.32	11.78	10.97	2.16%
Class Y	1,000.00	1,171.20	1,020.42	5.20	4.84	0.95%
S&P 500 Index Fund
Class A	1,000.00	1,113.60	1,022.58	2.77	2.65	0.52%
Class R	1,000.00	1,111.50	1,020.67	4.79	4.58	0.90%
Class Y	1,000.00	1,113.90	1,023.09	2.24	2.14	0.42%
Munder Mid-Cap Core Growth Fund
Class A	1,000.00	1,097.70	1,018.90	6.61	6.36	1.25%
Class C	1,000.00	1,089.30	1,014.52	11.16	10.76	2.12%
Class R	1,000.00	1,095.00	1,017.29	8.29	7.98	1.57%
Class R6	1,000.00	1,099.80	1,020.82	4.60	4.43	0.87%
Class Y	1,000.00	1,098.70	1,020.11	5.34	5.14	1.01%
Munder Small Cap Growth Fund
Class A	1,000.00	970.80	1,018.15	6.95	7.12	1.40%
Class I	1,000.00	971.90	1,019.41	5.72	5.85	1.15%
Class Y	1,000.00	971.50	1,018.90	6.21	6.36	1.25%
Trivalent International Core Equity
Class A	1,000.00	1,008.70	1,020.42	4.81	4.84	0.95%
Class C	1,000.00	1,005.70	1,016.64	8.59	8.64	1.70%
Class I	1,000.00	1,009.90	1,022.18	3.04	3.06	0.60%
Class R6	1,000.00	1,011.00	1,022.43	2.79	2.80	0.55%
Class Y	1,000.00	1,009.90	1,021.68	3.55	3.57	0.70%
Trivalent International Small-Cap Fund
Class A	1,000.00	1,005.80	1,018.40	6.83	6.87	1.35%
Class C	1,000.00	1,001.60	1,014.62	10.59	10.66	2.10%
Class I	1,000.00	1,007.80	1,020.42	4.81	4.84	0.95%
Class R6	1,000.00	1,007.70	1,020.06	5.16	5.19	1.02%
Class Y	1,000.00	1,007.10	1,019.66	5.56	5.60	1.10%

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21-12/31/21*	Hypothetical Expenses Paid During Period 7/1/21-12/31/21*	Annualized Expense Ratio During Period 7/1/21-12/31/21
INCORE Total Return Bond Fund
Class A	$1,000.00	$1,004.90	$1,020.92	$4.30	$4.33	0.85%
Class C	1,000.00	999.90	1,017.14	8.07	8.13	1.60%
Class R6	1,000.00	1,005.20	1,022.28	2.93	2.96	0.58%
Class Y	1,000.00	1,005.10	1,022.18	3.03	3.06	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued December 31, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by a consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board also considered a memorandum that it requested the Adviser to prepare. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually.

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Integrity Discovery Fund, Munder Small Cap Growth Fund and INCORE Total Return Bond Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund, except for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund:

Noting that the Fund commenced operations in July 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

benchmark index for the one- and five-year periods, underperformed the benchmark index for the three-year period and outperformed the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the one-year period, and underperformed both the benchmark index and the peer group median for the three-, five- and ten-year periods. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund:

Noting that the Fund commenced operations in July 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods, noting that the Fund's investment objective is to track its benchmark index before fees and expenses.

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board discussed with the Adviser the implementation of the Fund's strategy, together with relevant fee and expense considerations, and any steps that had been or could be taken by the Adviser to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; and (3) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund:

Noting that the Fund commenced operations in 2015, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and five-year periods, outperformed the benchmark index for the ten-year period and underperformed the peer group median for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued December 31, 2021

  (Unaudited)

Trivalent International Small-Cap Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, matched the performance of the benchmark index for the three-year period, outperformed the benchmark index for the five- and ten-year periods, underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.

Having considered, among other things: (1) the Fund's management fee was compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, five- and ten-year periods, underperformed the benchmark index for the three-year period and underperformed the peer group median for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion:

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-MUNDER-SAR (12/21)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date March 7, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date March 3, 2022